    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 1997


                                              1933 ACT REGISTRATION NO. 33-11802
                                              1940 ACT REGISTRATION NO. 811-5002
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                       [ ]
Pre-Effective Amendment No.  __                                     [ ]
Post-Effective Amendment No.  20                                    [X]
                                        and/or
REGISTRATION STATEMENT UNDER
  THE INVESTMENT COMPANY ACT OF 1940                                [ ]
Amendment No. 21                                                    [X]
                   (Check appropriate box or boxes)


                               ------------------


                             INVESTORS FUND SERIES

               (Exact name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, Illinois
                    (Address of Principal Executive Office)

                                     60606
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                Philip J. Collora, Vice President and Secretary

                             INVESTORS FUND SERIES

                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

                                With a copy to:

                                Cathy G. O'Kelly

                                David A. Sturms
                       Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                            Chicago, Illinois 60601

     The Registrant has registered an indefinite number of shares of the Fund under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 27, 1997.

     It is proposed that this filing will become effective (check appropriate box)


        [X] immediately upon filing pursuant to paragraph (b)


        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1).

        [ ] 75 days after filing pursuant to paragraph (a)(2)


        [ ] on May 1, 1997 pursuant to paragraph (a)(2) of Rule 485.


     If appropriate, check the following box:

        [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                             INVESTORS FUND SERIES


                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS


                    ITEM NUMBER                                            LOCATION
                   OF FORM N-1A                                         IN PROSPECTUS
                   ------------                                         -------------
     1.   Cover Page...............................    Cover Page
     2.   Synopsis.................................    Summary
     3.   Condensed Financial Information..........    Financial Highlights; Supplement to Prospectus
     4.   General Description of Registrant........    Summary; Capital Structure and General
                                                       Information; Investment Objectives, Policies and
                                                       Risk Factors; Investment Techniques
     5.   Management of the Fund...................    Summary; Investment Managers; Distributor;
                                                       Supplement to Prospectus
     5A. Management's Discussion of Fund
    Performance....................................    Capital Structure and General Information
     6.   Capital Stock and Other Securities.......    Summary; Capital Structure and General
                                                       Information; Dividends and Taxes
     7.   Purchase of Securities Being Offered.....    Summary; Purchase and Redemption; Net Asset
                                                       Value; Distributor
     8.   Redemption or Repurchase.................    Purchase and Redemption; Supplement to
                                                       Prospectus
     9.   Pending Legal Proceedings................    Inapplicable

                             INVESTORS FUND SERIES


                         Kemper Money Market Portfolio


                         Kemper Total Return Portfolio


                          Kemper High Yield Portfolio


                            Kemper Growth Portfolio


                     Kemper Government Securities Portfolio


                         Kemper International Portfolio


                       Kemper Small Cap Growth Portfolio


                     Kemper Investment Grade Bond Portfolio


                             Kemper Value Portfolio


                        Kemper Small Cap Value Portfolio


                         Kemper Value+Growth Portfolio


                          Kemper Horizon 20+ Portfolio


                          Kemper Horizon 10+ Portfolio


                           Kemper Horizon 5 Portfolio


                           Kemper Blue Chip Portfolio


                         Kemper Global Income Portfolio


                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997



INVESTMENT MANAGERS



     With respect to the Kemper Value Portfolio, Frederick L. Gaskin and Jonathan Kay have been co-managers of the portfolio since September, 1997. Frederick L. Gaskin joined Zurich Kemper Value Advisors, Inc. ("ZKVA") (formerly Dreman Value Advisors, Inc.), the investment manager of the Kemper Value Portfolio, in 1996 where he has served as a Managing Director. From 1991 to 1993, he served as a vice president and portfolio manager of ZKVA. From 1993 until 1996, Mr. Gaskin served as a vice president and portfolio manager for an unaffiliated investment management firm. He received a B.S. in finance from Appalachian State University and an M.B.A. from Babcock Graduate School of Management. Jonathan Kay joined ZKVA in 1993 where he has served as a portfolio manager for institutional accounts. From 1986 to 1993, Mr. Kay was a financial analyst for an unaffiliated investment management firm. He received a B.A. in economics from the University of Buffalo and an M.B.A. in Finance from Bernard
M. Baruch College in New York City, New York.



October 1, 1997


IFS-1D (10/97)

                             INVESTORS FUND SERIES
                         Kemper Money Market Portfolio
                         Kemper Total Return Portfolio
                          Kemper High Yield Portfolio
                            Kemper Growth Portfolio
                     Kemper Government Securities Portfolio
                         Kemper International Portfolio
                       Kemper Small Cap Growth Portfolio
                     Kemper Investment Grade Bond Portfolio
                             Kemper Value Portfolio
                        Kemper Small Cap Value Portfolio
                         Kemper Value+Growth Portfolio
                          Kemper Horizon 20+ Portfolio
                          Kemper Horizon 10+ Portfolio
                           Kemper Horizon 5 Portfolio
                           Kemper Blue Chip Portfolio
                         Kemper Global Income Portfolio
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997


FINANCIAL HIGHLIGHTS



     The tables below show financial information for the Kemper Blue Chip Portfolio and the Kemper Global Income Portfolio expressed in terms of one share outstanding throughout the period. The unaudited financial statements contained in the Fund's Semiannual Report to Shareholders for the period from May 1, 1997 to June 30, 1997 are incorporated herein by reference and may be obtained by writing or calling the Fund.



                                                                    MAY 1, 1997 TO JUNE 30, 1997
                                                            ---------------------------------------------
                                                            BLUE CHIP PORTFOLIO   GLOBAL INCOME PORTFOLIO
                                                            -------------------   -----------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.000                   1.000
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             .005                    .007
---------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                           .024                   (.001)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                    .029                    .006
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $1.029                   1.006
---------------------------------------------------------------------------------------------------------
Total Return (not annualized)                                       2.90%                    .60
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            1.21%                   1.06
---------------------------------------------------------------------------------------------------------
Net investment income                                               2.21%                   1.49
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                        $1,156                   1,510
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                  27%                     --
Average commission rate paid per share on stock transactions for the Blue Chip Portfolio for the period ended June 30, 1997 was $.0596.
---------------------------------------------------------------------------------------------------------



NOTE: Total return does not reflect the effect of any sales charges.

INVESTMENT MANAGEMENT


     Dreman Value Advisors, Inc., the investment manager for the Kemper Value and Kemper Small Cap Value Portfolios, has changed its name to Zurich Kemper Value Advisors, Inc.



     Zurich Insurance Company ("Zurich") has entered into a definitive agreement with Scudder, Stevens & Clark, Inc. ("Scudder") pursuant to which Zurich will acquire approximately 70% of Scudder. Upon completion of the transaction, Scudder will change its name to Scudder Kemper Investments, Inc. ("SKI"), and Zurich Kemper Investments, Inc. ("ZKI") will be operated either as a subsidiary of SKI or as part of SKI. Consummation of the transaction is subject to a number of contingencies. Because the transaction would constitute an assignment of the Fund's investment management agreements with ZKI and its affiliate, Zurich Kemper Value Advisors, Inc. ("ZKVA") under the Investment Company Act of 1940, it is anticipated that ZKI would seek approval of new agreements by the Fund's board and shareholders. The Funds' boards have approved new agreements subject to shareholder approval. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997. Zurich will own 69.5% of SKI and senior employees of SKI will hold the remaining 30.5%. SKI will be headquartered in New York City and the chief executive officer of SKI will be Edmond D. Villani, Scudder's president and chief executive officer. Mr. Villani will also join Zurich's Corporate Executive Board. A transition team comprised of representatives from ZKI, Zurich, and Scudder has been formed to make recommendations regarding combining the operations of Scudder and ZKI.



     With respect to the Kemper Small Cap Value Portfolio, Thomas H. Forester and Steven T. Stokes have been the portfolio co-managers of the Kemper Small Cap Value Portfolio since July, 1997. Mr. Forester has lead responsibility for the management of the Portfolio. He joined ZKVA, the investment manager for the Kemper Small Cap Value Portfolio, in May 1997. Prior to joining ZKVA, he served as a senior portfolio manager of an unaffiliated investment management firm from 1995 to 1997. For the three years prior to 1995, he was a portfolio manager of another investment management firm. He received his undergraduate degree at the University of Colorado and an M.B.A. in finance from Northwestern University. He is a chartered financial analyst. Mr. Stokes joined ZKVA in April, 1996 and is currently a managing director of ZKVA. Prior to joining ZKVA, he served as a portfolio manager and financial analyst of an unaffiliated investment management firm from 1986 to 1996. Mr. Stokes received a B.S. degree in Finance from State University of New York at New Paltz. He is a chartered financial analyst.



     Richard L. Vandenberg is the portfolio manager of Government Securities Portfolio and has served as portfolio manager or co-manager since March, 1996. Mr. Vandenberg joined ZKI, the investment manager of the Portfolio, in March, 1996 and is a Vice President of the Fund. Prior to joining ZKI, he was a senior vice president and portfolio manager of an unaffiliated investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin, Madison, Wisconsin.



     Gordon K. Johns is the portfolio manager of the Global Income Portfolio and has served as portfolio manager or co-manager since May, 1997. Mr. Johns joined Zurich Investment Management Limited ("ZIML"), the sub-adviser for the Portfolio, in September 1988 and is a Managing Director of ZIML. He received a B.A. in law from Balliol College in Oxford, United Kingdom.



INVESTMENT TECHNIQUES



     The third full paragraph on page 37 of the prospectus (see "Investment Techniques -- Foreign Currency Transactions") is modified in its entirety as follows:



     The Portfolios will not speculate in foreign currency exchange. A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in that currency or
     (b), in the case of a "cross-hedge" for the International and Global Income Portfolios, denominated in a currency or currencies that the Fund's investment manager believes will have price movements that closely correlate with that currency. The Fund's custodian bank segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Portfolios do not intend to enter into forward contracts for the purchase of foreign currency if they would have more than 15% of the value of their total assets committed to such contracts except that there is no limit as to the percentage of assets that the Global Income Portfolio intends to commit to such forward contracts. A Portfolio generally does not enter into a forward contract with a term longer than one year.


     CAPITAL STRUCTURE AND GENERAL INFORMATION
          The Fund added the "Kemper" brand name to the name of each Portfolio, as shown above.


     October 1, 1997


     IFS-1-E (10/97)                             (LOGO)printed on recycled paper

                               TABLE OF CONTENTS

Summary..................................    2
Financial Highlights.....................    5
Investment Objectives, Policies and Risk
  Factors................................   13
Investment Techniques....................   34
Net Asset Value..........................   39
Purchase and Redemption..................   40
Dividends and Taxes......................   41
Capital Structure and General
  Information............................   41
Investment Managers......................   42
Distributor..............................   46
Appendix.................................   47

This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number shown above.

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                   INVESTORS
                                      FUND
                                     SERIES
                             PROSPECTUS MAY 1, 1997

                             INVESTORS FUND SERIES
                           222 SOUTH RIVERSIDE PLAZA
                            CHICAGO, ILLINOIS 60606
                                 1-800-621-1048

Investors Fund Series (the "Fund") offers a choice of sixteen investment portfolios to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.

    The sixteen investment portfolios, sometimes referred to as the "Kemper Series," are:

     MONEY MARKET PORTFOLIO
     TOTAL RETURN PORTFOLIO
     HIGH YIELD PORTFOLIO
     GROWTH PORTFOLIO
     GOVERNMENT SECURITIES PORTFOLIO
     INTERNATIONAL PORTFOLIO
     SMALL CAP GROWTH PORTFOLIO
     INVESTMENT GRADE BOND PORTFOLIO
     VALUE PORTFOLIO
     SMALL CAP VALUE PORTFOLIO
     VALUE+GROWTH PORTFOLIO
     HORIZON 20+ PORTFOLIO
     HORIZON 10+ PORTFOLIO
     HORIZON 5 PORTFOLIO
     BLUE CHIP PORTFOLIO
     GLOBAL INCOME PORTFOLIO

Shares of the Portfolios are available exclusively as pooled funding vehicles for the variable life insurance and variable annuity contracts of Participating Insurance Companies.

                                    SUMMARY

FUND INVESTMENT CONCEPT. Investors Fund Series (the "Fund") is registered as an open-end management investment company established on January 22, 1987 as a Massachusetts business trust. The Fund is a series fund consisting of sixteen portfolios ("Portfolios"): Money Market, Total Return, High Yield, Growth (formerly Equity), Government Securities, International, Small Cap Growth (formerly Small Capitalization Equity), Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+, Horizon 5, Blue Chip and Global Income. Additional Portfolios may be created from time to time. The Fund is the funding vehicle for variable life insurance contracts ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Fund currently does not foresee any disadvantages to the holders of VLI contracts and VA contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken. The VLI contracts and VA contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VLI contract holders and VA contract holders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors (the "Shareholders"), although such companies may pass through voting rights to their VLI and VA contract holders.

The sixteen Portfolios of the Fund are as follows:

MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments.

TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

HIGH YIELD PORTFOLIO seeks to provide a high level of current income by investing in fixed-income securities.

GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

GOVERNMENT SECURITIES PORTFOLIO seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

INVESTMENT GRADE BOND PORTFOLIO seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

VALUE PORTFOLIO seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.

SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.

VALUE+GROWTH PORTFOLIO seeks growth of capital through professional management of a portfolio of growth and value stocks.

HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

HORIZON 5 PORTFOLIO, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

BLUE CHIP PORTFOLIO seeks growth of capital and of income.

GLOBAL INCOME PORTFOLIO seeks to provide high current income consistent with prudent total return asset management.

Each Portfolio except the Money Market Portfolio may engage in options and financial futures transactions. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth and Blue Chip Portfolios each may invest a portion of its assets in foreign securities and engage in related foreign currency transactions. The Horizon Portfolios each will invest a portion of its assets in foreign securities and engage in related foreign currency transactions. The International Portfolio and Global Income Portfolio each will invest a substantial portion of its assets in foreign securities and engage in related foreign currency transactions. Foreign securities may include investments in developing countries. The High Yield Portfolio will, and the Total Return, Government Securities, Investment Grade Bond and Horizon Portfolios may, invest in high yield (high risk) bonds. Each Portfolio except the Global Income Portfolio is diversified. As a "non-diversified" Portfolio, the Global Income Portfolio will be able to invest a relatively high percentage of its assets in a limited number of issuers, therefore making the Portfolio more susceptible to a single, economic, political or regulatory occurrence than a diversified portfolio. See "Investment Objectives, Policies and Risk Factors."

RISK FACTORS. There is no assurance that the investment objective of any Portfolio will be achieved and investment in each Portfolio includes risks that vary in kind and degree depending upon the investment policies of the Portfolio. The returns and net asset value of a Portfolio will fluctuate (except that the Money Market Portfolio seeks to maintain a net asset value of $1.00 per share). Investors should note that investments in high yield securities by certain portfolios (the High Yield, Total Return, Government Securities, Investment Grade Bond and Horizon Portfolios) entail relatively greater risk of loss of income and principal than investments in higher rated securities; and market prices of high yield securities may fluctuate more than market prices of higher rated securities. The government guarantee of the U.S. Government securities in which the Government Securities Portfolio may invest does not guarantee the market value of the shares of the Portfolio. Normally the value of investments in U.S. Government securities varies inversely with changes in interest rates. Foreign investments by certain Portfolios (principally the International and Global Income Portfolios) involve risk and opportunity considerations not typically associated with investing in U.S. companies. The return of such a Portfolio can be adversely affected by changes in currency exchange rates. Investment by the Small Cap Growth Portfolio and the Small Cap Value Portfolio primarily in smaller companies involves greater risk than investment in larger, more established companies. There are special risks associated with options, financial futures, foreign currency and other derivative transactions and there is no assurance that use of those investment techniques will be successful. Some of the Portfolios may experience high portfolio turnover, which would involve correspondingly greater brokerage commissions or other transaction costs. See "Investment Objectives, Policies and Risk Factors."

PURCHASES AND REDEMPTIONS. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that date pursuant to VLI and VA contracts. See "Purchase and Redemption."

INVESTMENT MANAGERS. Zurich Kemper Investments, Inc. ("ZKI" or "investment manager") serves as investment manager for each of the Portfolios other than the Value Portfolio and the Small Cap Value Portfolio and is paid a management fee at an annual rate, based upon the average daily net assets of such Portfolios, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value+Growth (.75%), Horizon 20+ (.60%), Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip (.65%) and
Global Income (.75%). Dreman Value Advisors, Inc. ("DVA" or "investment manager"), a wholly owned subsidiary of ZKI, serves as the investment manager for the Value and the Small Cap Value Portfolios and is paid a management fee at an annual rate of .75% of average daily net assets of such Portfolios. DVA serves as sub-adviser for the Value+Growth Portfolio and is paid a sub-advisory fee by ZKI at an annual rate of .25% of average daily net assets of that Portfolio. DVA also serves as sub-adviser for the Horizon Portfolios and is paid a sub-advisory fee by ZKI at an annual rate of .25% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management. Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, serves as sub-adviser for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios. ZIML is paid by ZKI a fee of .35% for the Total Return, Growth, International, Small Cap Growth, Value+Growth, Horizon and Blue Chip Portfolios and .30% for the High Yield, Investment Grade Bond and Global Income Portfolios of the portion of the average daily net assets of that Portfolio allocated by ZKI to ZIML for management. See "Investment Managers."

GENERAL INFORMATION AND CAPITAL. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Each Portfolio has its own objective, policies and restrictions. The Fund is not required to hold annual shareholder meetings, but will hold special shareholder meetings as required or deemed desirable. See "Capital Structure and General Information."

                              FINANCIAL HIGHLIGHTS

The tables below show financial information for each Portfolio (other than the Blue Chip and Global Income Portfolios, both of which commenced operations on May 1, 1997) expressed in terms of one share outstanding throughout the period. The information for the Money Market, Total Return, High Yield and Growth Portfolios for fiscal periods prior to 1990 reflects the operations of certain Separate Accounts as discussed under "Capital Structure and General Information." The information in the tables for the years ended December 31, 1990 through 1996 is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1996 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.

MONEY MARKET PORTFOLIO

                                                                    Year ended December 31,
                                 1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                               --------------------------------------------------------------------------------------------------


PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                             $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income and
 dividends declared                 .05       .06       .04       .03       .03       .06       .08       .09       .07       .06
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year      $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                       5.03%     5.66      3.96      2.83      3.43      5.89      8.08      9.11      7.47      6.58
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .60%      .55       .53       .56       .57       .56       .58       .57       .56       .55
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              4.90%     5.52      3.95      2.79      3.38      5.80      7.78      8.75      7.19      6.43
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                     $70,601    61,078    83,821    68,177    75,270    76,479    95,759    78,683    80,362    92,130
---------------------------------------------------------------------------------------------------------------------------------

NOTE TO MONEY MARKET PORTFOLIO:

The total returns for 1995 and 1994 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 5.11% and 3.47%, respectively.

TOTAL RETURN PORTFOLIO

                                                                    Year ended December 31,
                                1996       1995      1994      1993      1992      1991      1990      1989      1988      1987
                              ---------------------------------------------------------------------------------------------------


PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of year                        $2.579      2.112     2.586     2.473     2.658     2.071     2.021     1.707     1.605     1.661
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            .084       .084      .069      .069      .061      .080      .113      .102      .086      .075
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                    .322       .453     (.313)     .214     (.026)     .677     (.013)     .298      .102     (.056)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       .406       .537     (.244)     .283      .035      .757      .100      .400      .188      .019
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
   investment income              .090       .070      .060      .050      .080      .110      .020      .086      .086      .075
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                  .080         --      .170      .120      .140      .060      .030        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                   .170       .070      .230      .170      .220      .170      .050      .086      .086      .075
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year    $2.815      2.579     2.112     2.586     2.473     2.658     2.071     2.021     1.707     1.605
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                     16.76%     25.97     (9.50)    12.13      1.69     37.90      5.04     24.16     11.98       .62
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                           .59%       .60       .61       .59       .60       .61       .61       .58       .61       .58
---------------------------------------------------------------------------------------------------------------------------------
Net investment income             3.21%      3.52      3.13      3.19      3.41      3.46      5.94      5.43      5.19      4.04
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year
 (in thousands)               $697,102    659,894   586,594   643,830   528,007   412,772   272,747   262,652   206,262   214,203
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             90%       118       128       191       160       187       139       102       152       129
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0574.
---------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD PORTFOLIO

                                                                    Year ended December 31,
                                 1996       1995      1994      1993      1992      1991      1990      1989      1988     1987
                               --------------------------------------------------------------------------------------------------

PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                            $1.259      1.185     1.338     1.209     1.144      .914     1.122     1.258    1.225     1.290
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .120       .125      .116      .120      .125      .140      .170      .151     .152      .139
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                     .042       .069     (.149)     .109      .070      .300     (.338)    (.163)    .033     (.065)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .162       .194     (.033)     .229      .195      .440     (.168)    (.012)    .185      .074
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net
 investment income                 .140       .120      .120      .100      .130      .210      .040      .124     .152      .139
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year     $1.281      1.259     1.185     1.338     1.209     1.144      .914     1.122    1.258     1.225
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      14.06%     17.40     (2.25)    20.00     17.76     51.83    (15.45)    (1.22)   15.66      5.82
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .65%       .65       .65       .63       .64       .67       .68       .63      .66       .62
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              9.70%     10.27      9.49      9.54     10.44     12.95     16.27     12.50    11.98     10.81
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $289,315    257,377   219,415   233,964   162,158   121,608    88,566   150,674   138,461   95,502
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              98%        90        98        84        57        31        28        81       52       122
---------------------------------------------------------------------------------------------------------------------------------

GROWTH PORTFOLIO
(FORMERLY THE EQUITY PORTFOLIO)

                                                                    Year ended December 31,
                                 1996       1995      1994      1993      1992      1991      1990      1989      1988     1987
                               --------------------------------------------------------------------------------------------------

PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                            $3.262      2.665     2.935     2.631     2.642     1.681     1.692     1.348    1.374     1.377
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .030       .034      .018      .004      .007      .017      .032      .039     .032      .030
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                     .589       .793     (.138)     .370      .082      .974     (.023)     .338    (.026)    (.003)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .619       .827     (.120)     .374      .089      .991      .009      .377     .006      .027
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
   investment income               .040       .010        --      .010      .005      .030      .010      .033     .032      .030
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                   .470       .220      .150      .060      .095        --      .010        --       --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                    .510       .230      .150      .070      .100      .030      .020      .033     .032      .030
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year     $3.371      3.262     2.665     2.935     2.631     2.642     1.681     1.692    1.348     1.374
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      21.63%     32.97     (4.02)    14.63      3.57     59.47      0.60     27.87      .40      1.67
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .64%       .64       .66       .64       .64       .67       .68       .70      .71       .64
---------------------------------------------------------------------------------------------------------------------------------
Net investment income               .94%      1.15       .69       .30       .65       .83      2.23      2.49     2.34      1.85
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $487,483    414,533   321,708   284,461   203,624   118,983    61,621    51,961   45,833    46,474
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             175%        88       106        78        78       106       135        93      301       165
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0558.
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO

                                                                        Year ended December 31,
                                       1996      1995     1994     1993      1992     1991    1990(a)   1989(a)   1988    1987(c)
                                      -------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year    $ 1.269    1.142    1.267     1.277    1.287    1.175     1.091     1.053   1.020     1.000
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                   .085     .084     .067      .060     .064     .090      .093      .092    .089        --
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss)                               (.057)    .123    (.102)     .020     .006     .082      .011      .036   (.056)     .020
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         .028     .207    (.035)     .080     .070     .172      .104      .128    .033      .020
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net investment
   income                                .090     .080     .060      .060     .050     .060      .020      .090      --        --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized
   gain                                    --       --     .030      .030     .030       --        --        --      --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                          .090     .080     .090      .090     .080     .060      .020      .090      --        --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year          $ 1.207    1.269    1.142     1.267    1.277    1.287     1.175     1.091   1.053     1.020
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             2.56%   18.98    (2.74)     6.48     5.90    15.22      9.81     13.14    3.27        --
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                  .66%     .65      .63       .60      .61      .63       .58       .53    1.81      --(b)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    7.09%    7.08     5.69      5.05     6.08     7.42      8.48      8.73    7.94      --(b)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                           $84,314   95,185   95,782   121,912   98,814   59,064    31,929    14,878   1,170       311
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   325%     275      606       534      492      141       174        28      25        --
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO GOVERNMENT SECURITIES PORTFOLIO:

(a) ZKI waived its investment management fee from March 1, 1989 to March 1, 1990. Absent this waiver, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.04% and 8.22%, respectively, in 1989 and .66% and 8.40%, respectively, in 1990.
(b) Because of the short start-up period from the Government Securities Portfolio's initial public offering to December 31, 1987, ratios of expenses and net investment income to average net assets for 1987 are not meaningful.
(c) For the period from September 3, 1987 (inception) through December 31, 1987.

INTERNATIONAL PORTFOLIO

                                                                           Year ended
                                                                          December 31,
                                                              -------------------------------------
                                                                1996      1995      1994      1993    1992(a)
                                                              --------   -------   -------   ------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $1.371     1.244     1.306     .993    1.000
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .011      .018      .009     .010     .010
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                         .212      .139     (.056)    .313    (.017)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .223      .157     (.047)    .323    (.007)
-------------------------------------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income                        .020      .010        --     .009       --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                            .010      .020      .015     .001       --
-------------------------------------------------------------------------------------------------------------
Total dividends                                                   .030      .030      .015     .010       --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.564     1.371     1.244    1.306     .993
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    16.49%    12.83     (3.59)   32.83     (.72)
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           .96%      .92       .93      .92     1.11
-------------------------------------------------------------------------------------------------------------
Net investment income                                              .89%     1.39       .74      .86     1.01
-------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $163,475   134,481   122,710   88,880   19,447
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                87%      126       107      116      129
-------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended
December 31, 1996 was $.0183. Foreign commissions usually are lower than U.S.
commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.

--------------------------------------------------------------------------------
NOTE TO INTERNATIONAL PORTFOLIO:

(a) For the period from January 6, 1992 (inception) through December 31, 1992.

SMALL CAP GROWTH PORTFOLIO

                                                                      Year ended
                                                                     December 31,
                                                              ---------------------------
                                                               1996      1995     1994(a)
                                                              -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $1.346     1.039    1.000
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          .002      .005     .008
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain                               .369      .307     .031
-----------------------------------------------------------------------------------------
Total from investment operations                                 .371      .312     .039
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                          --      .005       --
-----------------------------------------------------------------------------------------
  Distribution from net realized gain                            .040        --       --
-----------------------------------------------------------------------------------------
Total dividends                                                  .040      .005       --
-----------------------------------------------------------------------------------------
Net asset value, end of period                                 $1.677     1.346    1.039
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   28.04%    30.07     3.95
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          .75%      .87     1.25
-----------------------------------------------------------------------------------------
Net investment income                                             .15%      .42      .91
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $69,137    35,373   12,909
-----------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                              156%       81       58
-----------------------------------------------------------------------------------------

Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0570.
--------------------------------------------------------------------------------
NOTE TO SMALL CAP GROWTH PORTFOLIO:

(a) For the period from May 2, 1994 (inception) through December 31, 1994.

INVESTMENT GRADE BOND PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .031
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .005
--------------------------------------------------------------------------------
Total from investment operations                                       .036
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.036
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                          3.57%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                .87%
--------------------------------------------------------------------------------
Net investment income                                                  4.93%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $ 1,998
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     75%
--------------------------------------------------------------------------------

VALUE PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .015
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .159
--------------------------------------------------------------------------------
Total from investment operations                                       .174
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.174
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         17.36%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .90%
--------------------------------------------------------------------------------
Net investment income                                                  2.42%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .92%
--------------------------------------------------------------------------------
Net investment income                                                  2.40%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $21,305
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     57%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0500.
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .013
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .006
--------------------------------------------------------------------------------
Total from investment operations                                       .019
--------------------------------------------------------------------------------
Net asset value, end of period                                       $1.019
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                          1.86%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                 90%
--------------------------------------------------------------------------------
Net investment income                                                  2.25%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .92%
--------------------------------------------------------------------------------
Net investment income                                                  2.23%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $13,307
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     61%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0500.
--------------------------------------------------------------------------------

VALUE + GROWTH PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .008
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .138
--------------------------------------------------------------------------------
Total from investment operations                                       .146
--------------------------------------------------------------------------------
Net asset value, end of period                                       $1.146
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         14.60%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .90%
--------------------------------------------------------------------------------
Net investment income                                                   .97%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                               1.01%
--------------------------------------------------------------------------------
Net investment income                                                   .86%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $10,196
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     25%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0596.
--------------------------------------------------------------------------------

HORIZON 20+ PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .012
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                    .142
--------------------------------------------------------------------------------
Total from investment operations                                      .154
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.154
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        15.37%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                               .81%
--------------------------------------------------------------------------------
Net investment income                                                 1.71%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                              1.13%
--------------------------------------------------------------------------------
Net investment income                                                 1.39%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $3,759
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                    60%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0458.
--------------------------------------------------------------------------------

HORIZON 10+ PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .018
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                    .096
--------------------------------------------------------------------------------
Total from investment operations                                      .114
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.114
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        11.37%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                               .78%
--------------------------------------------------------------------------------
Net investment income                                                 2.69%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                              1.01%
--------------------------------------------------------------------------------
Net investment income                                                 2.46%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $5,727
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                    76%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0455.
--------------------------------------------------------------------------------

HORIZON 5 PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .023
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                    .073
--------------------------------------------------------------------------------
Total from investment operations                                      .096
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.096
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         9.59%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                               .83%
--------------------------------------------------------------------------------
Net investment income                                                 3.60%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                              1.01%
--------------------------------------------------------------------------------
Net investment income                                                 3.42%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $2,534
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                    13%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0490.
--------------------------------------------------------------------------------

NOTE:

Financial Highlights reflect data at the Portfolio level and exclude contract specific charges which would reduce total return.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The Fund has adopted for each Portfolio certain fundamental investment restrictions which, together with the investment objective and policies, cannot be changed with respect to a Portfolio without approval by holders of a majority of the outstanding voting shares as defined in the Investment Company Act of 1940 ("1940 Act"). See "Investment Restrictions" in the Statement of Additional Information.

Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. There are market risks in any investment and therefore there can be no assurance that the objective of any Portfolio will be achieved. The actual return of a holder of a variable life or variable annuity contract will be affected by charges imposed by the separate accounts of Participating Insurance Companies.

MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in twelve months or less:

     1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are: (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

     2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

     3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

     4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes of comparable quality, such as are issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. See "Appendix--Ratings of Investments" in the Statement of Additional Information for a description of the ratings.

     5. Repurchase agreements of obligations which are suitable for investment under the categories set forth above. Repurchase agreements are discussed under "Investment Techniques--Repurchase Agreements."

In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7 of the 1940 Act. See "Net Asset Value."

To the extent the Money Market Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Money Market Portfolio will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks.

The Money Market Portfolio seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7 of the 1940 Act. See "Net Asset

Value." While the Portfolio will make every effort to maintain a fixed net asset value at $1.00 per share, there can be no assurance that this objective will be achieved.

The Money Market Portfolio may invest in instruments that bear rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission ("SEC") rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the instrument.

TOTAL RETURN PORTFOLIO. The Total Return Portfolio seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks. The Portfolio's investments will normally consist of domestic and foreign fixed income and equity securities. Fixed income securities will include bonds, money market instruments (including repurchase agreements) and other debt securities (such as U.S. and foreign government securities and investment grade and high yield corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege. The Portfolio may invest in fixed income securities that are in the lower rating categories and those that are non-rated (sometimes called "junk bonds"). The characteristics of the rating categories are described in "Appendix--Ratings of Investments" in the Statement of Additional Information. For a discussion of lower rated and non-rated securities and related risks, see "High Yield Portfolio" and "Special Risk Factors--High Yield (High Risk) Bonds" below. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks; however, the Portfolio may also make private placement investments (which are normally restricted securities). For a further description of equity securities, see "Growth Portfolio" below. The percentage of assets invested in specific categories of fixed-income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal or monetary policies.

The Portfolio does not make investments for short-term profits nor does it have a separate portfolio turnover policy for equity and fixed income segments of its portfolio. The Portfolio is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions or market prices may dictate and as its investment policy may require.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

HIGH YIELD PORTFOLIO. The High Yield Portfolio seeks to provide a high level of current income by investing in fixed income securities. Fixed income obligations include corporate debt securities, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, assignments or participations in loans, preferred stock, and cash and cash equivalents, including repurchase agreements.

The fixed income securities purchased by the Portfolio may include those in the lower rating categories of the established rating services and those that are non-rated (sometimes called "junk bonds"). Investments in such securities entail relatively greater risk of loss of income or principal than investments in higher rated securities; market prices may fluctuate more than market prices of higher rated securities. See "Special Risk Factors--High Yield (High Risk) Bonds" below for a discussion of such risks. These fixed income securities (debt and preferred stock issues, including convertibles) normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by Moody's or S&P. See "Appendix--Ratings of Investments" in the Statement of Additional Information for a description of Moody's and S&P ratings.

The average maturity and the mix of investments of the Portfolio will vary as the investment manager seeks to provide a high level of income considering the available alternatives in the market. See "Appendix--High Yield Portfolio/Portfolio Composition" in this prospectus. Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates which may prevail in the future. Since the value of securities in the Portfolio fluctuates depending upon market factors and inversely with current interest rate levels, the net asset value of its shares will fluctuate. The investment manager will adjust the investments of the Portfolio as considered advisable in view of prevailing or anticipated market conditions. Accordingly, certain portfolio securities may be purchased or sold in anticipation of a rise or a decline in interest rates.

The Portfolio does not make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions or market prices may dictate and as its investment policy may require.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

GROWTH PORTFOLIO. The Growth Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation. Current income will not be a significant factor. The Portfolio's investments normally will consist of equity securities and securities convertible into or exchangeable for equity securities; however, it may also make private placement investments (which are normally restricted securities).

As a non-fundamental investment policy, the Growth Portfolio will invest at least 65% of its total assets in equity securities under normal circumstances. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants, options and rights exercisable for equity securities. The common stocks or the other securities selected will be those which, in the investment manager's judgment, have significant appreciation possibilities. Investment opportunities will often be sought among securities of small, less well-known companies; but securities of large, well-known companies will also be purchased, particularly when the investment manager considers such securities to be priced favorably in comparison with securities of smaller companies. See "Growth and Value Stocks" below.

In seeking to obtain capital appreciation, the Portfolio may trade in securities for the short term. To this extent, the Portfolio will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities. However, the Portfolio will emphasize fundamental research in attempting to identify under-valued situations that it hopes will appreciate over the longer term. The Portfolio's investment policy may involve a somewhat greater risk than is inherent in the ordinary investment security.

For defensive purposes, the Portfolio may temporarily hold a significant portion of its assets in cash or defensive type securities, such as liquid high grade debt securities, high quality money market instruments and repurchase agreements.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities. The Portfolio will also invest in fixed-income securities other than U.S. Government securities, and will engage in options and financial futures transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Investment Techniques." The Portfolio's current return is sought from interest income and net short-term gains on securities and options and futures transactions.

Under normal market conditions, the Portfolio will, as a fundamental policy, invest at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities. There are two broad categories of U.S. Government securities: (a) direct obligations of the U.S. Treasury and (b) obligations issued or guaranteed by agencies and instrumentalities of the United States. Some obligations issued or guaranteed by agencies or instrumentalities are backed by the full faith and credit of the United States (such as Government National Mortgage Association "GNMA" Certificates) and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds). GNMA Certificates are debt securities which represent an interest in one or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration. U.S. Government securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons (see "Investment Policies and Techniques" in the Statement of Additional Information for a discussion of their features and risks) and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality (see "Investment Techniques").

U.S. Government securities of the type in which the Portfolio may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the securities in the Portfolio, however, does not guarantee the market value of the shares of the Portfolio. There are market risks inherent in all investments in securities and the value of an investment in the Portfolio will fluctuate over time. Normally, the value of the Portfolio's investments varies inversely with changes in interest rates. For example, as interest rates rise, the value of the Portfolio's investments will tend to decline and, as interest rates fall, the value of the Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain mortgage-backed securities, such as GNMA certificates. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

The Portfolio will seek to enhance income through limited investment (up to 35% of total assets) in fixed income securities other than U.S. Government securities. Such other fixed-income securities include: (a) corporate debt securities that are rated at the time of purchase within the four highest grades by either Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB); (b) commercial paper that is rated at the time of purchase within the two highest grades by either Moody's (Prime-1 or Prime-2) or S&P (A-1 or A-2); (c) bank certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion; and (d) repurchase agreements with respect to any of the foregoing; provided, however, the Portfolio may invest up to 10% of its total assets in fixed income securities without regard to the foregoing limitations, including securities that are rated below Baa by Moody's and BBB by S&P or are non-rated (sometimes called "junk bonds"). The characteristics of the rating categories are described in "Appendix--Ratings of Investments" in the Statement of Additional Information. For a discussion of lower rated and non-rated securities and related risks, see "High Yield Portfolio" above and "Special Risk Factors--High Yield (High Risk) Bonds" below.

The Portfolio may also invest in collateralized obligations which, consistent with the limitations reflected above, may be privately issued or may be issued or guaranteed by U.S. Government agencies or instrumentalities. See "Investment Techniques."

During temporary defensive periods when the Fund's investment manager deems it appropriate, the Portfolio may invest all or a portion of its assets in cash or short-term high quality money market instruments, including short-term U.S. Government securities and repurchase agreements with respect to such securities. The yields on these securities tend to be lower than the yields on other securities to be purchased by the Portfolio.

INTERNATIONAL PORTFOLIO. The International Portfolio seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return. There is no limitation on the percentage or amount of the Portfolio's assets that may be invested for growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. While the Portfolio invests principally in equity securities of non-U.S. issuers, it may also invest in convertible and debt securities and foreign currencies. The Portfolio invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the Portfolio's total assets will be invested in non-U.S. issuers. In determining whether the Portfolio will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market. See "Growth and Value Stocks" below. Also see "Special Risk Factors--Foreign Securities."

In pursuing its objective, the Portfolio invests primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. However, there is no requirement that the Portfolio invest exclusively in common stocks or other equity securities. The Portfolio may invest in any other type of security including, but not limited to, convertible securities (including warrants), preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of domestic or foreign governments and their political subdivisions. When the investment manager believes that the total return potential in debt securities equals or exceeds that of equity securities, the Portfolio may substantially increase its holdings of such debt securities. The Portfolio may establish and maintain reserves for defensive purposes or to enable it to take advantage of future buying opportunities. The Portfolio's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Portfolio makes investments in various countries. Under normal circumstances, business activities in not less than three different foreign countries will be represented in the portfolio. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country that in the view of the investment manager poses no unique investment risk. The Portfolio may purchase securities of companies, wherever organized, that have their principal activities and interests outside the United States. Under exceptional economic or market conditions abroad, the Portfolio may, for defensive purposes, invest all or a major portion of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. The Portfolio may also invest its reserves in domestic short-term money market instruments as described above.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers such factors as: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. Currently, more than 60% of the market capitalization of equity securities are represented by securities in currencies other than the U.S. Dollar.

The Portfolio may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts. The Portfolio may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon to protect against uncertainty in the level of future foreign exchange rates. See "Investment Techniques" below.

Generally, the Portfolio will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

Investors should understand that the expense ratio of the Portfolio can be expected to be higher than that of portfolios investing in domestic securities since the costs of operation are higher.

SMALL CAP GROWTH PORTFOLIO. The Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. Current income will not be a significant factor. The Portfolio is designed primarily for investors with substantial resources and the investment experience to consider their shares as a long-term investment involving financial risk commensurate with potential substantial gains. Since many of the securities in the Portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved. There is no assurance that the Portfolio's objective will be achieved and its returns and net asset value will fluctuate.

The Small Cap Growth Portfolio seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population. Currently, the investment manager believes that such investment opportunities may be found among the following:
(a) companies engaged in high technology fields such as electronics, medical technology and computer software and specialty retailing; (b) companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation; (c) companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, and marketing and finance; and (d) companies having innovative concepts or ideas.

As a non-fundamental investment policy, at least 65% of the Small Cap Growth Portfolio's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1 billion or less at the time of investment, many of which would be in the early stages of their life cycle. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. See "Special Risk Factors--Small Cap Securities" below for a discussion of the risks associated with an investment in securities of companies with small market capitalizations. See "Growth and Value Stocks" below.

The Small Cap Growth Portfolio's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio may also invest to a limited degree in preferred stocks and debt securities when they are believed by the investment manager to offer opportunities for capital growth. The Portfolio may also write and purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. When a defensive position is deemed advisable, the Portfolio may, without limit, invest in high grade debt securities and securities of the U.S. Government and its agencies or instrumentalities or retain cash or cash equivalents, including repurchase agreements.

In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. The Small Cap Growth Portfolio does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when such action is believed to be desirable and consistent with sound investment procedure. Generally, the Portfolio will make long-term rather than short-term investments. Nevertheless, it may dispose of such investments at any time it may be deemed advisable because of a subsequent change in the circumstances of a particular company or industry or in general market or economic conditions. The rate of portfolio turnover is not a limiting factor when changes in investment are deemed appropriate. In addition, market conditions, cash requirements for redemption and repurchase of Portfolio shares or other factors could affect the portfolio turnover rate.

INVESTMENT GRADE BOND PORTFOLIO. The Investment Grade Bond Portfolio seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities. Under normal market conditions, as a non-fundamental policy, at least 65% of the Portfolio's assets will be invested in the following categories: (a) corporate debt securities that are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or any other nationally recognized statistical rating organization; (b) obligations of, or guaranteed by, the United States, its agencies or instrumentalities; (c) obligations (payable in U.S. Dollars) of, or guaranteed by, the government of Canada or any instrumentality or political subdivision thereof; (d) commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P; (e) bank certificates of deposit or bankers' acceptances issued by domestic or Canadian chartered banks having total deposits in excess of $1 billion; and (f) cash and cash equivalents. The Portfolio may also invest up to 10% of its assets in preferred stock.

There are market and investment risks with any security and the value of an investment in the Portfolio may fluctuate over time. Normally, the value of the Portfolio's investments varies inversely with changes in interest rates. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The Portfolio may invest up to 35% of its total assets in fixed income securities that are rated below BBB by S&P and Baa by Moody's or are non-rated. For a discussion of lower rated and non-rated securities, commonly referred to as "junk bonds," and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" and "Appendix--Ratings of Investments" in the Statement of Additional Information.

The Portfolio may purchase and sell options, engage in financial futures transactions and purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Investment Techniques" below. The Portfolio may also invest in foreign securities and engage in related foreign currency transactions. See "Special Risk Factors--Foreign Securities" below.

VALUE PORTFOLIO. The Value Portfolio's investment objective is to achieve a high rate of total return. It will invest principally in a diversified portfolio consisting primarily of common stocks believed by the investment manager to be undervalued. See "Growth and Value Stocks" below.

The Portfolio will invest primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which, in the opinion of the investment manager, have intrinsic value. The Portfolio may also invest in preferred stocks, convertible securities and warrants. It is anticipated that most stocks purchased will be listed on the New York Stock Exchange, but the Portfolio may also purchase securities listed on other securities exchanges and in the over-the-counter market. The Portfolio generally will invest in common stocks that pay relatively high dividends, i.e., comparable to the dividend yield of S&P's 500 Composite Stock Index. In order to enhance its investment return, the Portfolio may sell options on securities it holds ("covered call options"), and sell put options on securities it may acquire. The Portfolio may earn premium income on the sale of these options.

While most investments will be in dividend paying stocks, the Portfolio may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, or both, and when the investment manager believes that it would be advantageous to write options on such stocks. The Portfolio will be managed with a view to achieving a high rate of total return on investors' capital primarily through appreciation of its common stock holdings, options transactions and by acquiring and selling stock index futures and options thereon and, to a lesser extent, through dividend and interest income, all of which, in the investment manager's judgment, are elements of "total return."

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during periods when the investment manager believes that the markets for equity securities are unduly speculative, the Portfolio may invest all or a significant portion of its assets in cash or defensive-type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

SMALL CAP VALUE PORTFOLIO. The Small Cap Value Portfolio's investment objective is to seek long-term capital appreciation. It will invest principally in a diversified portfolio of equity securities of small companies with market capitalizations ranging from $100 million to $1 billion that the investment manager believes to be undervalued. See "Growth and Value Stocks" below. The Portfolio may also invest in preferred stocks, convertible securities and warrants. Under normal market conditions, at least 65% of the total assets of the Portfolio will be invested in securities of companies whose market capitalizations are less than $1 billion. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. For a discussion of the risks associated with an investment in securities of companies with small market capitalizations, see "Special Risk Factors--Small Cap Securities" below.

The Portfolio will invest primarily in common stocks of companies with a record of earnings, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the investment manager, have intrinsic value. Such securities are generally traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Portfolio may sell covered call options on securities it holds and put options on securities it may acquire. The Portfolio may earn premium income on the sale of these options. The Portfolio may also engage in financial futures transactions. See "Investment Techniques" below.

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during periods when the investment manager believes that the markets for equity securities are unduly speculative, the Portfolio may invest all or a significant portion of its assets in cash or defensive-type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

VALUE+GROWTH PORTFOLIO. The Value+Growth Portfolio seeks growth of capital through professional management of a portfolio of growth and value stocks. These stocks include stocks of large established companies, as well as stocks of small companies. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. See "Growth and Value Stocks" below.

Although it is anticipated that the Portfolio will invest primarily in common stocks of domestic companies, the Portfolio may also purchase convertible securities, such as bonds and preferred stocks (including warrants and rights). The Portfolio may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. From time to time, all or a significant portion of the Portfolio's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements.

The Portfolio does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

HORIZON PORTFOLIOS. The Horizon 20+, Horizon 10+ and Horizon 5 Portfolios (the "Horizon Portfolios") are designed for investors with different investment horizons. Investors are encouraged to choose the appropriate

Horizon Portfolio based upon their evaluation of their individual circumstances, including the anticipated timing of major investment goals, such as sending a child or grandchild to college, retirement or purchasing a home, as well as their individual risk tolerance and investment objective. As investors' horizons change, or as their investment goals change, they are encouraged to re-evaluate their Horizon Portfolio choices to determine whether they should move all or a portion of their investment to a different Horizon Portfolio with a more appropriate objective and asset mix. The investment horizon of each Horizon Portfolio should not be the sole factor in considering a Horizon Portfolio. Investors should also review the investment objectives and policies of each Horizon Portfolio.

Through professional management and diversification, each Horizon Portfolio seeks to control risk for its given time horizon. Each Horizon Portfolio's investment objectives, investment horizon, and investment policies are described below.

HORIZON 20+ PORTFOLIO. The Horizon 20+ Portfolio, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective. Under normal conditions, the Horizon 20+ Portfolio expects to maintain an asset allocation of approximately 80% equity securities and 20% fixed income securities.

HORIZON 10+ PORTFOLIO. The Horizon 10+ Portfolio, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk. Under normal conditions, the Horizon 10+ Portfolio expects to maintain an asset allocation of approximately 60% equity securities and 40% fixed income securities.

HORIZON 5 PORTFOLIO. The Horizon 5 Portfolio, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective. Under normal conditions, the Horizon 5 Portfolio expects to maintain an asset allocation of approximately 40% equity securities and 60% fixed income securities.

                                                            HORIZON 20+          HORIZON 10+           HORIZON 5
                                                         TARGET ALLOCATION    TARGET ALLOCATION    TARGET ALLOCATION
                                                         -----------------    -----------------    -----------------
Equities.............................................           80%                  60%                  40%
Fixed Income.........................................           20%                  40%                  60%

Although each Horizon Portfolio has a target asset allocation of equity and fixed income securities, the investment manager may adjust each Horizon Portfolio's asset mix somewhat based upon cash flow, market conditions and an evaluation of the anticipated returns and risk for various asset classes. For example, if equities are considered to have greater appreciation potential relative to fixed income securities during a given period, a Horizon Portfolio's percentage weighting of equities may be increased. Allocating assets permits the investment manager to seek optimum performance for each Horizon Portfolio consistent with its investment objective and investment horizon. Allocation decisions are normally based upon long-term considerations and it is expected that, over the long-term, the target allocation percentages will be closely approximated.

When the investment manager determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, each Horizon Portfolio may invest without limitation in high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high quality money market instruments, including repurchase agreements, or retain cash or cash equivalents. Each Horizon Portfolio may also purchase and write options, engage in financial futures transactions, engage in foreign currency transactions, lend its portfolio securities and engage in delayed delivery transactions.

The Horizon Portfolios do not generally make investments for short-term profits, nor do they have separate portfolio turnover policies for the equity and fixed income asset classes. The Horizon Portfolios are not restricted in policy with regard to portfolio turnover and will make changes in their investments from time to time as business and economic conditions or market prices may dictate and as their investment objectives and policies may require.

EQUITIES. Each Horizon Portfolio's investment in equity securities will be comprised primarily of common stocks of U.S. and foreign (or "international") companies, but may also include preferred stocks, securities convertible into and exchangeable for common or preferred stocks (including other preferred stocks, warrants and rights, but not including convertible debt securities), equity investments in partnerships, joint ventures and other forms of noncorporate investments and warrants and rights exercisable for equity securities. Investments will primarily include stocks of large, established companies, but may also include stocks of smaller companies. Each Horizon Portfolio's equity securities will be divided between U.S. and international as described below. The U.S. equity portion of each Horizon Portfolio is divided further into two parts, one invested in growth stocks and one invested in value stocks. As with the overall asset allocation, the investment manager may, from time to time, adjust the equity asset class of each Horizon Portfolio. It is expected, however, that adjustments to the mix of the equity asset class will be more dynamic than adjustments to the overall mix.

U.S./INTERNATIONAL. The target mix between U.S. equities and international equities seeks the optimum balance of risk reduction and return enhancement available from international investing. This allows investors in each Horizon Portfolio the opportunity to invest a portion of their assets in a diversified portfolio of foreign securities. Under normal conditions, each Horizon Portfolio's equity securities will consist of approximately 70% U.S. and 30% international. In the case of the international equity exposure, allocations may range from 20% to 40%, although the investment manager may decrease a Horizon Portfolio's exposure to zero if investments in foreign securities appear to be relatively unattractive in the judgment of the investment manager because of current or anticipated adverse political or economic conditions.

Foreign securities can be attractive because they increase diversification, as compared to a portfolio comprised solely of U.S. securities. In addition, many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International diversification allows an investor to achieve greater portfolio diversification and to take advantage of changes in foreign economies and market conditions. Although international investing entails special risks, the mixture of U.S. and international stocks is designed to reduce risk, while also increasing potential return, relative to investing in U.S. or international stocks alone. There is no assurance, however, that any specific allocation will reduce risk or increase returns. See "Special Risk Factors--Foreign Securities" below.

U.S. GROWTH/U.S. VALUE. The allocation between U.S. growth stocks and U.S. value stocks seeks to reduce the risk, over a full market cycle, of holding growth stocks or value stocks alone. See "Growth and Value Stocks" below.

FIXED INCOME. The fixed income portion of each Horizon Portfolio may be invested in a broad variety of fixed income securities including, without limitation: (a) obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; (b) bonds, debentures, convertible debt instruments, assignments or participation in loans, notes, commercial paper, and other debt securities of corporations, trusts and other entities; (c) certificates of deposit, bankers' acceptances and time deposits and (d) cash and cash equivalents, including repurchase agreements. The fixed income portion of each Horizon Portfolio will be comprised of U.S. Dollar denominated instruments.

Each Horizon Portfolio attempts to limit its exposure to credit risk by imposing limits on the quality of specific securities in its Portfolio and by maintaining a relatively high average weighted credit quality. Credit quality refers to a fixed income security issuer's expected ability to make all required interest and principal payments in a timely manner. Higher rated fixed income securities generally represent less risk than lower or non-rated securities. Ratings published by nationally recognized rating agencies such as S&P and Moody's are widely accepted measures of credit risk. The fixed income portion of each Horizon Portfolio will be invested in securities that are rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch

Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization ("NRSRO") as designated by the Securities and Exchange Commission, or will be of comparable quality as determined by the investment manager, provided that up to 10% of the fixed income portion of each Horizon Portfolio may be invested in securities that are lower rated ("junk bonds"). The top four ratings currently assigned by these organizations are as follows: Moody's (Aaa, Aa, A or Baa), S&P (AAA, AA, A or BBB), Fitch (AAA, AA, A or BBB) and Duff (AAA, AA, A or BBB). In addition, under normal conditions, each Horizon Portfolio expects to maintain a relatively high average dollar-weighted credit quality (i.e., within the top two rating categories of an NRSRO or comparable as determined by the investment manager). Average dollar-weighted credit quality is calculated by averaging the ratings of each fixed income security held by a Horizon Portfolio with each rating "weighted" according to the percentage of assets that it represents. Average dollar-weighted credit quality is not a precise measure of the credit risk presented by a Horizon Portfolio of fixed income securities. For instance, a combination of securities that are rated AAA and securities that are rated BB that together result in an average weighted credit quality of AA may present more risk than a group of just AA rated securities.

After a Horizon Portfolio purchases a security, its quality level may fall below that at which it was purchased (i.e., downgraded). In such instance, the Horizon Portfolio would not be required to sell the security, but the investment manager will consider such an event in determining whether the Horizon Portfolio should continue to hold the security. The ratings of NRSROs represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings, and other opinions as to quality, are relative and subjective and are not absolute standards of quality. For a discussion of lower rated and non-rated securities and related risks, see "Special Risk Factors -- High Yield (High Risk) Bonds" below.

Each Horizon Portfolio attempts to limit its exposure to interest rate risk by maintaining a relatively short duration. Interest rate risk is the risk that the value of the fixed income securities may rise or fall as interest rates change. Under normal conditions, the target duration of the fixed-income portion of each Horizon Portfolio is approximately 2.5 years, although it may range from 1.5 to
3.5 years depending upon market conditions. "Duration," and the more traditional "average dollar-weighted maturity," are measures of how a fixed income portfolio tend to react to interest rate changes. Each fixed income security held by a Horizon Portfolio has a stated maturity. The stated maturity is the date when the issuer must repay the entire principal amount to an investor. A security's term to maturity is the time remaining to maturity. A security will be treated as having a maturity earlier than its stated maturity date if the security has technical features (such as puts or demand features) or a variable rate of interest that, in the judgment of the investment manager, will result in the security being valued in the market as though it has the earlier maturity. Average dollar-weighted maturity is calculated by averaging the terms to maturity of each fixed income security held by each Horizon Portfolio with each maturity "weighted" according to the percentage of assets that it represents. Unlike average dollar-weighted maturity, duration reflects both principal and interest payments and is designed to measure more accurately a portfolio's sensitivity to incremental changes in interest rates than does average weighted maturity. By way of example, if the duration of a Horizon Portfolio's fixed income securities were two years, and interest rates decreased by 100 basis points ( a basis point is one-hundredth of one percent), the market price of that portfolio of fixed income securities would be expected to increase by approximately 2%.

BLUE CHIP PORTFOLIO. The Blue Chip Portfolio seeks growth of capital and of income. In seeking to achieve its objective, the Portfolio will invest primarily in common stocks of well capitalized, established companies that the Portfolio's investment manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Portfolio will, as a fundamental policy, invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization of at least $1 billion at the time of investment.

In pursuing its objective, the Portfolio will emphasize investments in common stocks of large, well known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. "Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The Portfolio will generally attempt to avoid speculative securities or those with significant speculative characteristics.

Examples of "Blue Chip" companies currently eligible for investment by the Portfolio include, but are not limited to, companies such as Pfizer Inc., Merck & Co., Inc., Hewlett-Packard Company, AT&T Company, General Reinsurance, J.P. Morgan & Co., Union Pacific Corporation and PepsiCo, Inc. While the Portfolio's holdings will not be limited to the examples noted and need not contain any specific security, companies of this general quality comprise a relatively small, select group. In general, the Portfolio will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, the Portfolio in seeking its objective will endeavor to select its investments from among high quality companies operating in the more attractive industries.

An indicated above, the Portfolio's investment portfolio will normally consist primarily of common stocks. The Portfolio may invest to a more limited extent in preferred stocks, debt securities and securities convertible into or exchangeable for common stocks, including warrants and rights, when they are believed to offer opportunities for growth of capital and of income. The Portfolio may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. The Portfolio may engage in short sales against-the-box, although it is the Portfolio's current intention that no more than 5% of its net assets will be at risk. When, as a result of market conditions affecting "Blue Chip" companies, a defensive position is deemed advisable to help preserve capital, the Portfolio may temporarily invest without limit in high-grade debt securities, securities of the U.S. Government and its agencies, and high quality money market instruments, including repurchase agreements, or retain cash.

The Portfolio does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

There are risks inherent in the investment in any security, including shares of the Portfolio. The investment manager attempts to reduce risk through diversification of the Portfolio's holdings and fundamental research; however, there is no guarantee that such efforts will be successful. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The Portfolio's shares are intended for long-term investment.

GLOBAL INCOME PORTFOLIO. The objective of the Global Income Portfolio is to provide high current income consistent with prudent total return asset management. In seeking to achieve its objective, the Portfolio will invest primarily in investment grade foreign and domestic fixed income securities. In managing the Portfolio's holdings to provide a high level of current income, the investment manager will also be seeking to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned. In so managing the Portfolio's holdings in an effort to reduce volatility and increase returns, the investment manager may, as is discussed more fully below, adjust the Portfolio's holdings across various global markets, maturity ranges, quality ratings and issuers based upon its view of interest rates and other market conditions prevailing throughout the world.

As a global fund, the Portfolio may invest in securities issued by any issuer and in any currency and may hold foreign currency. Under normal market conditions, as a fundamental policy, at least 65% of the Portfolio's assets will be invested in the securities of issuers located in at least three countries, one of which may be the

United States. Securities of issuers within a given country may be denominated in the currency of another country, or in multinational currency units such as the European Currency Unit ("ECU"). Since the Portfolio invests in foreign securities, the net asset value of the Portfolio will be affected by fluctuations in currency exchange rates. See "Special Risk Factors--Foreign Securities" below.

The Portfolio may seek to capitalize on investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Currently, more than 50% of the value of the world's debt securities is represented by securities denominated in currencies other than the U.S. Dollar. Over the past ten years, debt securities offered by certain foreign governments provided higher investment returns than U.S. Government debt securities. Such returns reflect interest rates prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time. The investment manager believes that investment in a global portfolio can provide investors with more opportunities for attractive returns than investment in a portfolio comprised exclusively of U.S. debt securities. Also, the flexibility to invest in fixed income markets around the world can reduce risk since, as noted above, different world markets have often performed, at a given time, in radically different ways.

The Portfolio will allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its objective based upon relative interest rates among currencies, the outlook for changes in these interest rates, and anticipated changes in worldwide exchange rates. In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

It is currently anticipated that the Portfolio's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units such as the ECU. The Portfolio may also acquire securities and currency in less developed countries and in developing countries.

The Portfolio may invest in debt securities of supranational entities denominated in any currency. A supranational entity is an entity designated or supported by the national governments of two or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Investment Bank and the Asian Development Bank. The Portfolio may, in addition, invest in debt securities denominated in the ECU of an issuer in any country (including supranational issuers). The Portfolio is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction that are not backed by its full faith and credit and general taxing powers.

The Portfolio is authorized to invest in the securities of any foreign or domestic issuer. Investments by the Portfolio in fixed income securities may include obligations issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities; obligations issued or guaranteed by supranational entities; debt obligations of foreign and domestic corporations, banks and other business organizations; and other foreign and domestic debt securities such as convertible securities and preferred stocks, cash and cash equivalents and repurchase agreements. Under normal market conditions, the Portfolio, as a fundamental policy, will invest at least 65%, and may invest up to 100%, of its total assets in fixed income securities. Some of the Portfolio's fixed income securities may be convertible into common stock or be traded together with warrants for the purchase of common stock, and the Portfolio may convert such securities into equities and hold them as equity upon conversion. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization.

The securities in which the Portfolio may invest will be "investment grade" securities. Investment grade securities are those rated at the time of purchase within the four highest grades assigned by Moody's, S&P or IBCA Limited (including its affiliate IBCA, Inc.) ("IBCA"); or that are unrated but are of comparable quality in the opinion of the investment manager. Most foreign fixed income securities are unrated. The characteristics of the securities held by the Portfolio, such as the maturity and type of issuer, will affect yields and yield differentials, which vary over time.

When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, or when relative yields in other securities are not deemed attractive, part or all of the Portfolio's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the investment manager, including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for defensive purposes a larger portion of the Portfolio's assets may be invested in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S. Dollar-denominated assets.

The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. Accordingly, the Portfolio may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

The Portfolio may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts, may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon and may engage in delayed delivery transactions. See "Investment Techniques" below.

GROWTH AND VALUE STOCKS. Certain Portfolios of the Fund intend to invest in growth stocks or value stocks, or a combination thereof. Equity portfolios managed by ZKI typically invest in growth stocks. These include the following
Portfolios: Total Return (stock portion), Growth, International, Small Cap Growth, Value+Growth (growth stock portion), Horizon (growth stock portion) and Blue Chip. Equity portfolios managed by DVA typically invest in value stocks. These include the following Portfolios: Value, Small Cap Value, Value+Growth (value stock portion) and Horizon (value stock portion).

Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have dividend yields higher than the average of the companies represented in the S&P 500 Stock Index. Typically, stocks of both types will have market capitalizations in excess of $1 billion, except those stocks selected for inclusion in the Small Cap Growth and Small Cap Value Portfolios, which will typically have market capitalizations ranging from approximately $100 million to $1 billion.

In managing growth stocks, ZKI emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. ZKI considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. Other factors considered by ZKI in making its investments in growth stocks are patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In managing value stocks, DVA seeks stocks it believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The principal factor considered in determining whether a stock is undervalued is P/E ratios.

DVA believes that the risk in owning stocks can be reduced by investing in companies with sound finances whose current market prices are low in relation to earnings. In determining whether a company's finances are sound, DVA considers among other things, its cash position and current ratio (current assets compared to current liabilities) and, in this regard, considers a 2:1 ratio to be favorable. DVA applies quantitative analysis to its research process, and begins by screening a large number of stocks. In selecting among stocks with low P/E ratios, DVA considers other factors such as the following about the issuer: financial strength; book-to-market value; five and ten-year earnings growth rates; five and ten-year dividend growth rates; five and ten-year return on equity; size of institutional ownership; and earnings estimates for the next 12 months.

Fundamental analysis is used on companies that initially look promising. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process.

The policies of certain Portfolios of investing in securities that may be out of favor differs from the investment approach followed by many other investment companies. Companies reporting poor earnings, whose businesses are cyclically down, whose prices have declined sharply or that are not widely followed are not typically held by most investment companies. It is DVA's belief, however, that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total investment return than securities whose prices appear to reflect anticipated favorable developments.

The allocation between growth and value stocks in the Value+Growth and Horizon Portfolios will be made by ZKI's Quantitative Research Department with the help of a proprietary model that evaluates macro-economic factors such as the strength of the economy, interest rates and special factors concerning growth and value stocks. Historically, the performance of growth and value stocks has tended to be counter-cyclical, i.e., when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the Portfolio more heavily in the type of stocks that are believed to present greater total return opportunities at the time. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve investment results.

SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As reflected above, the High Yield Portfolio intends to invest a substantial portion of its assets in fixed income securities offering high current income. Subject to their specific investment objectives and policies as described above, the Total Return, Government Securities, Investment Grade Bond and Horizon Portfolios also may invest a portion of their assets in such securities. Such high yield (high risk) fixed income securities will ordinarily be in the lower rating categories (securities rated below the fourth category) of recognized rating agencies or will be non-rated. Lower rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect a Portfolio's net asset value.

The investment philosophy of the High Yield Portfolio with respect to high yield (high risk) bonds is based upon the premise that over the long term a broadly diversified portfolio of high yield fixed-income securities should, even taking into account possible losses, provide a higher net return than that achievable on a portfolio of higher rated securities. The Portfolio seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Portfolio invests, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield. Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments as well as futures and options strategies.

High yield (high risk) securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

A Portfolio may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on market price and a Portfolio's ability to dispose of particular issues and may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.

Current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Portfolio will be required to distribute income accrued with respect to these securities.

Additional information concerning high yield (high risk) securities appears under "Appendix--High Yield Portfolio/Portfolio Composition" in this prospectus and under "Appendix--Ratings of Investments" in the Statement of Additional Information.

SPECIAL RISK FACTORS--FOREIGN SECURITIES. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth and Blue Chip Portfolios invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. As a non-fundamental policy, these Portfolios currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. The Horizon Portfolios will invest in foreign securities at a target level normally ranging from 20% to 40% of the allocation of each Portfolio to equity securities. See "Horizon Portfolios" above. These Portfolios may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs") which are bought and sold in the United States and are not subject to the preceding limitation. The Value and Small Cap Value Portfolios may invest up to 20% of their assets in securities of foreign companies in the form of ADRs. Foreign securities in which a Portfolio may invest include any type of security consistent with that Portfolio's investment objective and policies. In connection with their foreign securities investments, such Portfolios may, to a limited extent, engage in foreign currency exchange transactions and purchase and sell foreign currency options and foreign currency futures contracts as a hedge and not for speculation. The International and Global Income Portfolios may invest without limit in foreign securities and may engage in foreign currency exchange transactions and may purchase and sell foreign currency options and foreign currency futures contracts. See "Investment Techniques--Options and Financial Futures Transactions--Foreign Currency Transactions." The Money Market Portfolio and Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in U.S. Dollar denominated instruments.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks, and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments which could affect investment in these countries.

EMERGING MARKETS. While a Portfolio's investments in foreign securities will principally be in developed countries, a Portfolio may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other needs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security because of settlement problems could result in losses to a Portfolio from subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, it could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Portfolio to the risk of losses resulting from the Portfolio's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading in securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Portfolio. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Portfolio will invest in foreign fixed income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed income securities, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of a foreign entity, such as a Portfolio of the Fund, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio of the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio of the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. Investments in securities of foreign issuers may be in the form of American Depository Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolios avoid currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. Securities of foreign issuers are also available in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), which are receipts evidencing an arrangement with a bank similar to that for ADRs and are designed for use in European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

GLOBAL INCOME PORTFOLIO. The Global Income Portfolio operates as a "non-diversified" portfolio so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows the Global Income Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the fixed income securities of an individual foreign government or corporate issuer. Currently, the Portfolio does not intend to invest more than 5% of its assets in any individual corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio. See "Investment Restrictions" in the Statement of Additional Information.

As noted above, the Global Income Portfolio may invest in securities that are rated within the four highest grades by S&P, Moody's or IBCA or, if unrated, are of comparable quality as determined by the investment manager. Securities rated within the four highest grades are generally considered to be "investment grade." Like higher rated securities, securities rated in the fourth grade are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The characteristics of the rating categories are described in the Statement of Additional Information under "Appendix--Ratings of Investments."

SPECIAL RISK FACTORS--SMALL CAP SECURITIES. As reflected above, the Small Cap Growth and Small Cap Value Portfolios intend to invest a substantial portion of their assets in equity securities of small companies, i.e., those having a market capitalization of $1 billion or less at the time of investment. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks or the market averages in general, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the value of the shares of the Small Cap Growth and Small Cap Value Portfolios may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.

THE FUND. The portfolio turnover rates for each Portfolio other than the Money Market, Blue Chip and Global Income Portfolios are listed under "Financial Highlights." Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Money Market Portfolio is zero. It is anticipated that, under normal circumstances, the portfolio turnover rate for the Blue Chip and Global Income Portfolios will not exceed 150% and 400%, respectively. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's investment manager deem it desirable to purchase or sell securities. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. In order to continue to qualify as a regulated investment company for federal income tax purposes, less than 30% of the annual gross income of a Portfolio must be derived from the sale or disposition of securities and certain other investments held by a Portfolio for less than three months. See "Dividends and Taxes" in the Statement of Additional Information.

The Global Income Portfolio may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of the Portfolio's securities may be relatively short (under five years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the Portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Since in most foreign markets debt securities generally are issued with maturities of ten years or less, it is currently anticipated that the average maturity of the Portfolio's securities will normally be in the intermediate range (three to ten years).

A Portfolio will not, as a non-fundamental policy, purchase illiquid securities including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% (10% for the Money Market Portfolio) of the Portfolio's net assets, valued at the time of the transactions, would be invested in such securities.

                             INVESTMENT TECHNIQUES

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio may lend securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's investment manager to be of good standing, and when the Portfolio's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Portfolio's total assets.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. Each Portfolio except the Money Market Portfolio may deal in options on securities and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter, except that the Value and Small Cap Value Portfolios do not engage in over-the-counter options transactions. The ability to engage in options transactions enables a Portfolio to pursue its investment objective and also to hedge against currency and market risks but is not intended for speculation. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon and Global Income Portfolios may also purchase and sell, and the Value+Growth and Blue Chip Portfolios may purchase, foreign currency options.

The Government Securities Portfolio individually may write (sell) covered call options on up to 100% of net assets, may write (sell) secured put options on up to 50% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon and Global Income Portfolios may write (sell) covered call and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The Value+Growth and Blue Chip Portfolios may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

The Value and Small Cap Value Portfolios are authorized to sell covered call options on all of the stocks they hold. No put option will be sold, however, if as a result, either Portfolio would be obligated to purchase securities whose total value exceeds 50% of its net assets.

Each Portfolio, except the Money Market, Value+Growth and Blue Chip Portfolios may write (sell) covered call options so long as they own securities or other assets that are acceptable for escrow purposes. Also, such Portfolios may write
(sell) secured put options, which means that so long as the Portfolio is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in money market instruments.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Portfolio is exercised, the Portfolio foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Portfolio may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. Such options are transacted with dealers directly and not with a clearing corporation and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

A Portfolio, as part of its option transactions, also may use index options. Through the writing or purchase of index options a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Portfolio owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Portfolio bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.

Each Portfolio except the Money Market Portfolio may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Portfolio will "cover" futures contracts sold by the Portfolio and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Portfolio as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may also engage in foreign currency financial futures transactions. A Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Portfolio and futures contracts subject to outstanding options written by the Portfolio would exceed 50% of the total assets of the Portfolio.

The Portfolios may engage in financial futures transactions and may use index options as an attempt to hedge against currency and market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of an index. Conversely, where the near-term view is bullish, but a Portfolio is believed to be well positioned for the longer term with a high cash position, the Portfolio can hedge against market increases by entering into futures contracts to buy securities or the cash value of an index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate a Portfolio's pursuit of its investment objective. Also, if a Portfolio owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Portfolio would decline, but this decline would be offset in whole or in part by an increase in the value of the Portfolio's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Portfolio could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Portfolio could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. A Portfolio could also experience losses if it could not close out its futures position because of an illiquid secondary market. If any of these events should occur, a Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Portfolio's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case a Portfolio would lose the premium paid therefor.

A Portfolio may engage in futures transactions only on commodities exchanges or boards of trade. A Portfolio will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Portfolio owns or intends to purchase.

FOREIGN CURRENCY TRANSACTIONS. As indicated under "Investment Objectives, Policies and Risk Factors--Special Risk Factors--Foreign Securities," the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon and Blue Chip Portfolios may invest a limited portion of their assets, and the International and Global Income Portfolios may invest without limit, in securities denominated in foreign currencies. These Portfolios may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.

The value of the foreign securities investments of a Portfolio measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement date resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. In this situation the International and Global Income Portfolios may, instead, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount when the investment manager believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolios will not speculate in foreign currency exchange. A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets
(a) denominated in that currency or (b), in the case of a "cross-hedge" for the International and Global Income Portfolios, denominated in a currency or currencies that the Fund's investment manager believes will have price movements that closely correlate with that currency. The Fund's custodian bank segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Portfolios do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts. A Portfolio generally does not enter into a forward contract with a term longer than one year.

DERIVATIVES. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Portfolio and the techniques employed by the Portfolio's investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS--OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivative contracts in order to continue to qualify for beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.

DELAYED DELIVERY TRANSACTIONS. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon and Global Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transactions. The value of fixed yield securities to be delivered in the future will fluctuate as interest rates vary. Because a Portfolio must set aside cash or other liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Portfolio's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

To the extent a Portfolio engages in when-issued or delayed delivery transactions, it will generally do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. A Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Portfolio's holding period. The investment manager will evaluate the creditworthiness of all entities with which the Portfolio intends to engage in repurchase agreements pursuant to procedures adopted by the Board of Trustees of the Fund. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the Portfolios' limitations on illiquid securities.

SECTION 4(2) PAPER. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment managers consider the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The Fund's investment managers monitor the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.

COLLATERALIZED OBLIGATIONS. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Portfolio, other than the Money Market Portfolio, may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Additional information concerning collateralized obligations is contained in the Statement of Additional Information under "Investment Policies and Techniques--Collateralized Obligations."

                                NET ASSET VALUE

ALL PORTFOLIOS (OTHER THAN THE MONEY MARKET PORTFOLIO). The net asset value per share is determined by calculating the total value of a Portfolio's assets, deducting total liabilities, and dividing the result by the number of shares outstanding of such Portfolio. Portfolio securities traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world; the calculation of net asset value does not necessarily take place contemporaneously with the determination of the prices of a Portfolio's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining a Portfolio's net asset value, any assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange ("Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Central time or the close of the Exchange, except that the net asset value will not be computed on a day in which no order to purchase shares was received or no shares were tendered for redemption.

MONEY MARKET PORTFOLIO. The net asset value per share of the Money Market Portfolio is determined at 11:00 a.m. and as of the earlier of 3:00 p.m. Central time or the close of the Exchange on each day the Exchange is open for trading, except that the net asset value will not be computed on a day in which no orders to purchase shares were received or no shares were tendered for redemption. The net asset value per share is determined by dividing the total assets of the Portfolio minus its liabilities by the total number of its shares outstanding. The net asset value per share of the Money Market Portfolio is ordinarily $1.00 calculated at amortized cost in accordance with Rule 2a-7 under the 1940 Act. While this rule provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would have received if all its investments were sold. Under the direction of the Board of Trustees, certain procedures have been adopted to monitor and stabilize the price per share for the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values will be obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or government securities published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

                            PURCHASE AND REDEMPTION

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of all Portfolios are each purchased and redeemed at the net asset value of each Portfolio's shares determined that same day or, in the case of an order not resulting automatically from VLI and VA contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of the Participating Life Insurance Company.

From time to time, the Fund may temporarily suspend the offering of shares of one or more of its Portfolios. During the period of such suspension, shareholders of such Portfolio are normally permitted to continue to purchase additional shares and to have dividends reinvested.

The Fund seeks to have its Money Market Portfolio as fully invested as possible at all times in order to achieve maximum income. Since the Money Market Portfolio will be investing in instruments which normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Money Market Portfolio receives investable funds.

No fee is charged the shareholders when they purchase or redeem Portfolio shares.

                              DIVIDENDS AND TAXES

DIVIDENDS FOR MONEY MARKET PORTFOLIO. The Money Market Portfolio's net investment income is declared as a dividend daily. Shareholders will receive dividends monthly in additional shares. If a shareholder withdraws its entire account, all dividends accrued to the time of withdrawal will be paid at that time.

DIVIDENDS FOR ALL PORTFOLIOS EXCEPT MONEY MARKET PORTFOLIO. The Fund normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

TAXES. Under the current Internal Revenue Code ("Code"), Participating Insurance Companies are taxed as life insurance companies and the operations of their separate accounts are taxed as part of their total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the values of VLI or VA contracts. Tax consequences to VLI or VA contract holders are described in the separate prospectuses issued by the Participating Insurance Companies.

Each Portfolio intends to continue to qualify (or, for each of the Blue Chip and Global Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Code. As a result, with respect to any fiscal year in which a Portfolio distributes all its net investment income and net realized capital gains, that Portfolio will not be subject to federal income tax. Subchapter M includes other requirements relating to the diversification of investments. Subchapter M's diversification requirements are in addition to diversification requirements under Section 817(h) of the Code and the 1940 Act. Each applicable law's diversification requirement could require the sale of assets of a Portfolio, which could have an adverse impact on the net asset value of such Portfolio.

The preceding is a brief summary of certain of the relevant tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the Statement of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                   CAPITAL STRUCTURE AND GENERAL INFORMATION

The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees. The Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions.

On November 3, 1989, KILICO Money Market Separate Account, KILICO Total Return Separate Account, KILICO Income Separate Account and KILICO Equity Separate Account (collectively, the Accounts), which were separate accounts organized as open-end management investment companies, were restructured into one continuing separate account (KILICO Variable Annuity Separate Account) in unit investment trust form with subaccounts investing in corresponding Portfolios of the Fund. An additional subaccount also was created to invest in the Fund's Government Securities Portfolio. The restructuring and combining of the Accounts is referred to as the Reorganization. In connection with the Reorganization, approximately $550,000,000 in assets was added to the Fund (which at that time consisted of approximately $6,000,000 in assets). Because the assets added to the Fund as a result of the Reorganization were significantly greater than the existing assets of the Fund, the per share financial highlights of the Money Market, Total Return, High Yield and Growth Portfolios in this Prospectus reflect the Accounts as the continuing entities.

Information about the Portfolios' investment performance is contained in the Fund's 1996 Annual Report to Shareholders, which may be obtained without charge from the Fund.

Shareholder inquiries should be made by writing the Fund at the address shown on the front cover of this Prospectus.

                              INVESTMENT MANAGERS

INVESTMENT MANAGERS. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of each Portfolio other than the Value and Small Cap Value Portfolios and provides each with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-eight years. ZKI and its affiliates, including Dreman Value Advisors, Inc., provide investment advice and manage investment portfolios for the Kemper Funds, other investment companies, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $80 billion under management. ZKI and its affiliates act as investment adviser for 32 open-end and seven closed-end investment companies, with 82 separate investment portfolios representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management.

Dreman Value Advisors, Inc. ("DVA"), 280 Park Avenue 40th Floor, New York, New York 10017, a wholly owned subsidiary of ZKI, is the investment manager of the Value and Small Cap Value Portfolios and provides each with continuous professional investment supervision. DVA is also the sub-adviser for the Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5 Portfolios. Under the terms of its Sub-Advisory Agreement with ZKI, DVA will manage the value portion of each of these Portfolios and will provide such other investment advice, research and assistance as ZKI may, from time to time, reasonably request. DVA, which was formed in October 1994, has served as the investment manager for mutual funds and certain institutional accounts since August, 1995, when it acquired substantially all the assets of Dreman Value Management, L.P. ("DVMLP"), an investment manager that had advised mutual funds since 1988. DVA has approximately $2 billion under management.

Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Fund. Professional investment supervision is provided by ZKI (DVA for the Value and Small Cap Value Portfolios). The investment management agreement with ZKI provides that ZKI act as investment adviser for each Portfolio other than the Value and Small Cap Value Portfolios, manage its investments and provide it with various services and facilities. For its services, ZKI is paid a management fee based upon the average daily net assets of such Portfolios, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value+Growth (.75%), Horizon 20+ (.60%), Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip
(.65%) and Global Income (.75%). DVA serves as the investment manager for the Value and Small Cap Value Portfolios and is paid a management fee at an annual rate of .75% of the average daily net assets of these Portfolios. DVA also serves as sub-adviser for the Value+Growth and Horizon Portfolios. ZKI pays DVA for its services as sub-adviser for the Value+Growth Portfolio a sub-advisory fee, payable monthly, at an annual rate of .25% of the average daily net assets of that Portfolio. ZKI also pays DVA a sub-advisory fee, payable monthly, at an annual rate of .25% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management.

ZKI uses the services of Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of ZKI, as a sub-adviser for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios. ZIML is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon and Blue Chip Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management of foreign securities, including foreign currency transactions and related investments. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of the Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the following annual rates applied to the portion of the average daily net assets of the applicable Portfolio allocated by ZKI to ZIML for management: .35% for the Growth, International, Small Cap Growth, Total Return, Value+Growth, Horizon and Blue Chip Portfolios; and .30% for the High Yield, Investment Grade Bond and Global Income Portfolios.

Frank J. Rachwalski, Jr. is the portfolio manager of the Money Market Portfolio. He has served in this capacity since the Portfolio commenced operations in 1982. Mr. Rachwalski joined ZKI in January 1973 and is currently a Senior Vice President of ZKI and a Vice President of the Fund. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.

Dennis H. Ferro is a Managing Director of ZIML and the portfolio manager for the International Portfolio and has served in this capacity since March 1994. Prior to joining ZIML, Mr. Ferro was President and Chief Investment Officer of an international investment advisory firm. He received a B.A. in Political Science from Villanova University, Villanova, Pennsylvania and an MBA in Finance from St. Johns University, Jamaica, New York. Mr. Ferro is a Chartered Financial Analyst.

Michael A. McNamara (since 1990) and Harry E. Resis, Jr. (since 1993) are the co-managers of the High Yield Portfolio. Mr. McNamara joined ZKI in February 1972 and is currently a Senior Vice President of ZKI and a Vice President of the Fund. He received a B.S. in Business Administration from the University of Missouri, St. Louis, Missouri, and an M.B.A. in Finance from Loyola University, Chicago, Illinois. Mr. Resis joined ZKI in 1988 and is currently a First Vice President of ZKI and a Vice President of the Fund. He received a B.A. in Finance from Michigan State University, Lansing, Michigan. Mr. Resis holds a number of NYSE and NASD licenses.

Steven H. Reynolds has been the portfolio manager of the Growth Portfolio since September, 1995. Mr. Reynolds joined ZKI in September, 1995 as an executive vice president and Chief Investment Officer--Equities and he is a Vice President of the Fund. Immediately prior to joining ZKI, he was a senior vice president and equity portfolio manager of an investment advisory firm; and prior thereto, he was a senior vice president, managing director and head of active equities at a national bank. Mr. Reynolds received a bachelor's degree from Johns Hopkins University, Baltimore, Maryland and an M.B.A. in finance from the University of Virginia, Charlottesville, Virginia.

J. Patrick Beimford, Jr. is a co-manager of the Government Securities Portfolio and has served as portfolio manager or co-manager since October, 1995. Mr. Beimford joined ZKI in April, 1976 and is currently an executive vice president and Chief Investment Officer--Fixed Income Investments of ZKI and a Vice President of the Fund. He received a B.S.I.M. in Business from Purdue University, West Lafayette, Indiana, and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Beimford is a Chartered Financial Analyst. Richard L. Vandenberg has been a co-portfolio manager of the Government Securities Portfolio since March, 1996. Mr. Vandenberg joined ZKI in March, 1996 and is a Vice President of the Fund. Immediately prior to joining ZKI, he was a senior vice president and portfolio manager of an investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin, Madison, Wisconsin.

Gary A. Langbaum is a co-manager of the Total Return Portfolio and has served as portfolio manager or co-manager since February 1995. Mr. Langbaum joined ZKI in 1988 and is an executive vice president of ZKI. He received a B.A. in Finance from the University of Maryland, College Park, Maryland. Maureen P. Lentz has been a co-manager of the Total Return Portfolio since January 1997. Ms. Lentz joined ZKI in November 1994 and is a Vice President at ZKI. Prior to joining ZKI, she was a vice president of an unaffiliated investment management firm. Ms. Lentz received a B.S. in economics from John Carrol University and an M.B.A. in finance and marketing from Case Western Reserve University in Cleveland, Ohio.

Kurt R. Stalzer has been a co-manager of the Small Cap Growth Portfolio since he joined ZKI in January 1997 and is a senior vice president at ZKI. Prior to joining ZKI, Mr. Stalzer was a senior portfolio manager for an unaffiliated investment management company. Mr. Stalzer received a B.B.A. in finance and accounting from the University of Michigan. David H. Burshtan has been a co-manager of the Small Cap Growth Portfolio since January 1997. He joined ZKI in 1995 and is a Vice President at ZKI. Immediately prior to joining ZKI, Mr. Burshtan was employed as a senior international securities analyst, and prior thereto as a senior portfolio manager for an unaffiliated investment management company. Mr. Burshtan received a B.A. in economics from Brown University and an M.B.A. in finance from the University of Chicago.

Steven T. Stokes and Christian C. Bertelsen have been the co-managers of the Small Cap Value Portfolio since July, 1996. Mr. Stokes joined DVA in April, 1996 and is currently a Managing Director of DVA. Prior thereto, he served as a portfolio manager for an unaffiliated investment management firm. Mr. Stokes received a B.S. degree in Finance from State University of New York at New Paltz and is a Chartered Financial Analyst. Mr. Bertelsen joined DVA in March, 1996 as Chief Investment Officer. Prior to joining DVA, he served from April, 1993 as a senior vice president and a portfolio manager for an unaffiliated investment management firm. Prior thereto, he was a senior vice president of another unaffiliated investment management firm. Mr. Bertelsen received a B.A. degree from Boston University, Boston, Massachusetts.

Thomas Sassi has been the portfolio manager of the Value Portfolio since January 1997. Mr. Sassi joined DVA in August 1996 and is a Managing Director at DVA and Director of Research. Prior to joining DVA, he was a consultant with a consulting firm. Mr. Sassi received a B.B.A. in management and economics and an M.B.A. in Finance from Hofstra University in New York City, New York.

Robert Cessine has been the portfolio manager of the Investment Grade Bond Portfolio since its inception in May, 1996. Mr. Cessine joined ZKI in 1993 and is a Senior Vice President of ZKI and director of investment grade corporate and sovereign bond research. Before joining ZKI in 1993, Mr. Cessine was a senior corporate bond analyst and chairman of the bond selection committee of an investment management company. He received a B.S. in Economics from the University of Wisconsin, Madison, Wisconsin, an M.S. in Agricultural and Resource Economics from the University of Maryland, Baltimore/College Park, Maryland and an M.S. in Finance from the University of Wisconsin, Madison, Wisconsin. Mr. Cessine is a Chartered Financial Analyst.

Daniel J. Bukowski and William M. Knapp have been the co-managers of the Horizon 20+, Horizon 10+ and Horizon 5 Portfolios since April, 1997. Messrs. Bukowski and Knapp are responsible for managing the asset mix of each of these Portfolios. They are assisted in managing the various asset classes by investment personnel who specialize in certain areas. For the value portion of the U.S. equities portion of each of these Portfolios, asset management is performed by DVA as sub-adviser. Mr. Bukowski joined ZKI in 1989 and is a senior vice president and Director of Quantitative Research at ZKI and a Vice President of the Fund. Mr. Bukowski received a B.A. in Statistics and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Knapp joined ZKI in 1992 and is a first vice president at ZKI. Prior to joining ZKI he served as an officer with an unaffiliated investment management company. He received a B.S. in economics from Drake University and an M.S. and Ph.D. in industrial organization and finance from the University of Wisconsin-Madison.

Daniel J. Bukowski has been a co-manager of the Value+Growth Portfolio since its inception in May, 1996. William M. Knapp has been a co-manager of the Value+Growth Portfolio since January 1997. See above for biographical information regarding Messrs. Bukowski and Knapp.

Tracy McCormick Chester has been the portfolio manager of the Blue Chip Portfolio since its inception in May, 1997. Ms. Chester joined ZKI in September 1994 and is a senior vice president of ZKI. Prior to joining ZKI, she was a senior vice president and portfolio manager for an investment management company; and prior thereto, she managed private accounts. She received a B.A. and an M.B.A. in finance from Michigan State University, East Lansing, Michigan.

Gordon K. Johns and J. Patrick Beimford, Jr. are the co-managers of the Global Income Portfolio. Mr. Johns and Mr. Beimford have served in this capacity since the Portfolio commenced operations in May, 1997. Mr. Johns joined ZIML in September 1988 and is a Managing Director of ZIML. He received a B.A. in law from Balliol College in Oxford, United Kingdom. See above for biographical information regarding Mr. Beimford.

CUSTODIAN AND TRANSFER AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer agent and dividend-paying agent.

PORTFOLIO TRANSACTIONS. ZKI, DVA and ZIML place all orders for purchases and sales of a Portfolio's securities. Subject to seeking best execution of orders, they may consider sales of shares of the Fund and other funds managed by ZKI or its affiliates or variable life insurance and variable annuity contracts funded by the Fund as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

Each Portfolio pays its respective fees and expenses of independent auditors, counsel, custodian, the cost of reports and notices to owners of VLI and VA contracts, brokerage commissions or transaction costs, taxes and registration fees.

                                  DISTRIBUTOR

Zurich Kemper Distributors, Inc. ("ZKDI"), 222 South Riverside Plaza, Chicago, Illinois 60606 an affiliate of ZKI and DVA, serves as distributor and principal underwriter for the Fund pursuant to an underwriting agreement. ZKDI bears all its expenses of providing services pursuant to the agreement. ZKDI provides for the preparation of advertising or sales literature, and bears the cost of printing and mailing prospectuses to persons other than shareholders. ZKDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of Massachusetts and the Fund bears the expense of registering its shares with the Securities and Exchange Commission. ZKDI will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") is in effect that provides that the Fund shall bear some or all of such expenses.

ZKDI currently offers shares of each Portfolio of the Fund continuously to the separate accounts of Participating Insurance Companies where permitted by applicable law. The underwriting agreement provides that ZKDI accepts orders for shares at net asset value, as no sales commission or load is charged. ZKDI has made no firm commitment to acquire shares of the Fund.

NOTE: Although the Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to ZKDI in the underwriting agreement.

APPENDIX-- HIGH YIELD PORTFOLIO
          PORTFOLIO COMPOSITION

The table below reflects the composition by quality rating of the investment portfolio of the High Yield Portfolio. Percentages for the Portfolio reflect the net asset weighted average of the percentage for each category on the last day of each month in the 12 month period ended December 31, 1996. The table reflects the percentage of net assets represented by fixed income securities rated by Moody's or S&P, by non-rated fixed income securities and by other assets. The percentage shown reflects the higher of the Moody's or S&P rating. U.S. Government securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Cash equivalents include money market instruments, repurchase agreements, net payables and receivables, U.S. Treasuries with a maturity of one year or less and cash. Other assets include options, financial futures contracts and equity securities. As noted under "Investment Objectives, Policies and Risk Factors," the High Yield Portfolio invests in high yielding, fixed income securities without relying upon published ratings. The allocations in the table are not necessarily representative of the composition of the Portfolio at other times. Portfolio composition will change over time.

    END OF THE MONTH COMPOSITION OF PORTFOLIO BY QUALITY AS A PERCENTAGE OF
                    NET ASSETS (JANUARY 1996--DECEMBER 1996)

                                                 HIGH
             MOODY'S/S&P RATING                  YIELD
              OR OTHER CATEGORY                PORTFOLIO                     GENERAL DESCRIPTION
             ------------------                ---------                       OF BOND QUALITY
Cash Equivalents.............................          6%
Aaa/AAA......................................          1      Highest quality
Aa/AA........................................          0      High quality
A/A..........................................          1      Upper medium grade
Baa/BBB......................................          0      Medium grade
Ba/BB........................................         21      Some speculative elements
B/B..........................................         62      Speculative
Caa/CCC......................................          4      More speculative
Ca/CC, C/C...................................          0      Very speculative
D............................................          0      In default
Non-rated, Not in Default....................          3
Non-rated, In Default........................          0
Other Assets.................................          2
Net Assets...................................        100%

The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix--Ratings of Investments" in the Statement of Additional Information. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Shares of Investors Fund Series are available exclusively as pooled funding vehicles for the variable life insurance and variable annuity contracts of Participating Insurance Companies.

This prospectus must be preceded or accompanied by a prospectus for the variable life insurance or variable annuity contract.


PROSPECTUS MAY 1, 1997

INVESTORS
FUND
SERIES


Investors Fund Series
2222 South Riverside Plaza
Chicago, IL  60606
1-800-778-1482



ANN-1A 5/97

                             INVESTORS FUND SERIES


                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION


                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page
11.  Table of Contents........................    Table of Contents
12.  General Information and History..........    Inapplicable
13.  Investment Objectives and Policies.......    Investment Restrictions; Investment Policies and
                                                  Techniques; Appendix--Ratings of Investments
14.  Management of the Fund...................    Investment Managers and Distributor;
                                                  Officers and Trustees
15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees
16.  Investment Advisory and Other Services...    Investment Managers and Distributor
17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions; Investment Managers and
                                                  Distributor
18.  Capital Stock and Other Securities.......    Dividends and Taxes; Shareholder Rights
19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares
20.  Tax Status...............................    Dividends and Taxes
21.  Underwriters.............................    Investment Managers and Distributor
22.  Calculation of Performance Data..........    Inapplicable
23.  Financial Statements.....................    Financial Statements; Report of Independent Auditors;
                                                  Statement of Net Assets; Supplement to Statement of
                                                  Additional Information

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1997

                             INVESTORS FUND SERIES
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Investors Fund Series (the "Fund") dated May 1, 1997. The prospectus may be obtained without charge from the Fund.

                               ------------------

                               TABLE OF CONTENTS

                                                              PAGE
Investment Restrictions.....................................  B-1

Investment Policies and Techniques..........................  B-8

Portfolio Transactions......................................  B-15

Investment Managers and Distributor.........................  B-17

Purchase and Redemption of Shares...........................  B-19

Officers and Trustees.......................................  B-20

Dividends and Taxes.........................................  B-22

Shareholder Rights..........................................  B-23

Report of Independent Auditors (April 22, 1997).............  B-25

Statement of Net Assets (April 22, 1997)....................  B-26

Appendix--Ratings of Investments............................  B-27

The financial statements appearing in the Fund's Annual Report for the fiscal year ended December 31, 1996 are incorporated herein by reference. Such Report accompanies this Statement of Additional Information.

ANN-13 5/97    (LOGO)printed on recycled paper

                             INVESTORS FUND SERIES

                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION

                               DATED MAY 1, 1997


FINANCIAL STATEMENTS


The financial statements (unaudited) appearing in the Fund's Semiannual Report to Shareholders for the period ended June 30, 1997 are incorporated into the Statement of Additional Information by reference. The Fund's Semiannual Report accompanies the Statement of Additional Information. All adjustments necessary for a fair statement of the results of operations for the period covered by such report are included. All such adjustments are of a normal recurring nature.



October 1, 1997

IFS-13A 10/97                                    (LOGO)PRINTED ON RECYCLED PAPER

                            INVESTMENT RESTRICTIONS

The Fund has adopted for each Portfolio certain fundamental investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by a majority of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio. In addition to the fundamental investment restrictions, each Portfolio has certain non-fundamental investment restrictions, which can be changed by the Board of Trustees without shareholder approval.

The following fundamental investment restrictions apply to each of the Money Market, Total Return, High Yield, Growth and Government Securities Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities) if, as a result, more than five percent (5%) of the Portfolio's total assets would be invested in securities of that issuer. For the High Yield Portfolio only, the restriction is as follows: "With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
     (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer."

     (2) Except for the High Yield Portfolio, purchase more than ten percent (10%) of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3) For the Money Market Portfolio only, enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven (7) days.

     (4) Make loans to others (except the purchase of debt obligations or repurchase agreements or by lending its Portfolio securities) in accordance with its objective and policies.

     (5) Borrow money except from a bank as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third ( 1/3) of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three (3) times the amount of its indebtedness from money borrowed, the Portfolio will reduce, within three (3) business days, its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes. The Portfolio will not purchase any investments while borrowings are outstanding.

     (6) Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Total Return, High Yield, Growth and Government Securities Portfolios may make margin deposits in connection with financial futures and options transactions.

     (7) Concentrate more than 25% of a Portfolio's net assets in any one industry; provided, however, that the Money Market Portfolio intends, under normal conditions, to invest more than 25% of its net assets in instruments issued by banks in accordance with its investment objective and policies. There is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     (8) For the Money Market Portfolio only, invest more than five percent (5%) of the Portfolio's total assets in securities restricted as to disposition under the Federal securities laws.

     (9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate; provided that the Total Return, High Yield and Growth Portfolios may purchase foreign currency on a spot basis (in cash).

     (10) Purchase securities of other investment companies, except as permitted under the 1940 Act including in connection with a merger, consolidation, reorganization or acquisition of assets.

     (11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the 1940 Act.

     (13) For the Money Market Portfolio only, write, purchase or sell puts, calls or combinations thereof.

     (14) For the Total Return, High Yield and Growth Portfolios only, engage in put or call option transactions; except it may write (sell) put or call options on up to 25% of its net assets and may purchase put and call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and it may buy and sell options on financial futures contracts.

The following non-fundamental investment restrictions apply to each of the Money Market, Total Return, High Yield, Growth and Government Securities Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser own beneficially more than .50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (2) Except for the Money Market Portfolio, invest more than 15% of its net assets in illiquid securities.

     (3) For the Money Market Portfolio only, invest more than 10% of its net assets in illiquid securities.

     (4) Invest for the purpose of exercising control or management of another issuer.

     (5) Invest in oil, gas or other mineral exploration or developmental programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

The following fundamental investment restrictions apply to the International Portfolio. The International Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer. With respect to 75% of its assets, the Portfolio will limit its investments in the securities of any one foreign government issuer to 5% of the Portfolio's total assets.

     (2) Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities are considered as one class and all preferred stocks are considered as one class.

     (3) Lend money provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

     (4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Portfolio's net assets; or pledge the

     Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions.

     (6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (7) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. This limitation shall not apply to obligations issued by the U.S. Government or its agencies or instrumentalities.

     (8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts and may enter into foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

     (10) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities. The Fund may buy and sell securities outside the United States which are not registered with the Securities and Exchange Commission or marketable in the United States.

     (11) Issue senior securities except as permitted under the 1940 Act.

The following non-fundamental investment restrictions apply to the International Portfolio. The International Portfolio may not:

     (1) Invest more than 5% of the Portfolio's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation.

     (2) Invest more than 15% of its net assets in illiquid securities.

     (3) Purchase or retain the securities or any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (4) Invest for the purpose of exercising control or management of another issuer.

     (5) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

The following fundamental investment restrictions apply to each of the Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth and Horizon Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer; except that, for the Value and Small Cap Value Portfolios, up to 25% of each Portfolio's total assets may be invested without regard to these limitations.

     (2) Purchase more than 10% of the outstanding voting securities of any issuer.

     (3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations are not prohibited and the Portfolio may lend its portfolio securities.

     (4) Borrow money except from a bank as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third ( 1/3) of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three (3) times the amount of its indebtedness from money borrowed, the Portfolio will reduce, within three (3) business days, its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes. The Portfolio will not purchase any investments while borrowings are outstanding.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions.

     (6) For the Small Cap Growth, Investment Grade Bond and Horizon Portfolios only, write (sell) put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (7) Concentrate 25% or more of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

     (8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (10) Issue senior securities except as permitted under the 1940 Act.

The following non-fundamental investment restrictions apply to each of the Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth and Horizon Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Invest more than 5% of the Portfolio's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation.

     (2) Purchase or retain the securities of any issuer if any of the officers or trustees of the Portfolio or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (3) Invest for the purpose of exercising control or management of another issuer.

     (4) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (5) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or for the Value, Small Cap Value and Horizon Portfolios, by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than
     (i) 3% of the total outstanding voting stock of such company is owned by it, (ii) 5% of its total assets would be invested in any one such company, and (iii) 10% of total assets would be invested in such securities.

     (6) Invest more than 15% of its net assets in illiquid securities.

     (7) For the Value+Growth Portfolio, write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (8) For the Value and Small Cap Value Portfolios, write (sell) put or call options, combinations thereof or similar options except that the Portfolio may write covered call options on up to 100% of the Portfolio's net assets and may write secured put options on up to 50% of the Portfolio's net assets; nor may the Portfolio purchase put or call options; however, the Portfolio may buy or sell options on financial futures contracts.

The Blue Chip Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Portfolio may purchase debt obligations or repurchase agreements, and it may lend its securities in accordance with its investment objective and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction number (4) above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time.

     (8) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry.

     (10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnership interests), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following non-fundamental restrictions apply to the Blue Chip Portfolio. The Portfolio may not:

     (i) Invest for the purpose of exercising control or management of another issuer.

     (ii) Invest more than 15% of its net assets in illiquid securities.

The Global Income Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer except that, with respect to 50% of the Portfolio's total assets, the Portfolio may invest up to 25% of its total assets in securities of any one issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Portfolio may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or other assets or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time.

     (8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (9) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry.

     (10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following non-fundamental restrictions apply to the Global Income Portfolio. The Portfolio may not:

        (i) Invest for the purpose of exercising control or management of another issuer.

        (ii) Invest more than 15% of its net assets in illiquid securities.

Except as specifically noted, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                       INVESTMENT POLICIES AND TECHNIQUES

Each Portfolio except the Money Market Portfolio may engage in options and futures transactions in accordance with its respective investment objectives and policies and to the extent specified in the prospectus. Each such Portfolio intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its objective and also to hedge (i.e., protect) against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information about other investment policies and techniques.

OPTIONS ON SECURITIES. A Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with the Fund's custodian for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Portfolio may write "covered" put options provided that, so long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain with the custodian in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Portfolio would like to establish a position in securities upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Portfolio is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the money market investment. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the money market investment.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Techniques--Options and Financial Futures Transactions"), each Portfolio except the Money Market, Value and Small Cap Value Portfolios may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call options might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund's portfolios. A brief description of such procedures is set forth below.

A Portfolio will only engage in OTC options transactions with dealers that have been specifically approved by the Fund's investment manager pursuant to procedures adopted by the Board of Trustees of the Fund. The Fund's investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Portfolio. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Portfolio currently will not engage in OTC options transactions if the amount invested by the Portfolio in OTC options, plus a "liquidity charge" related to OTC options written by the Portfolio, plus the amount invested by the Portfolio in illiquid securities, would exceed 15% of the Portfolio's net assets. The "liquidity charge" referred to above is computed as described below.

The Fund anticipates entering into agreements with dealers to which a Portfolio sells OTC options. Under these agreements a Portfolio would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Portfolio to repurchase a specific OTC option written by the Portfolio, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. The Portfolios, as part of their options transactions, may also use options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, a Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Portfolio writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.

FINANCIAL FUTURES CONTRACTS. The Portfolios may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e. protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Portfolio holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Portfolio will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Portfolio enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Portfolio's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Portfolios may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Portfolio would be required to deposit with its custodian initial margin and maintenance margin with respect to call and put options on futures contracts written by it. A Portfolio will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon and Global Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent the Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. The Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Portfolio will maintain eligible securities in a segregated account. A Portfolio will use cover in connection with selling a futures contract.

A Portfolio will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Portfolio holds or intends to purchase.

FOREIGN CURRENCY OPTIONS. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interest of a Portfolio. A Portfolio will not speculate in foreign currency exchange.

If a Portfolio retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of foreign currency and the date when it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Portfolio may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Portfolio expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The returns available from foreign currency denominated debt instruments can be adversely affected by changes in exchange rates. The investment manager believes that the use of foreign currency hedging techniques, including "cross-hedges" for the International and Global Income Portfolios, can help protect against declines in the U.S. Dollar value of income available for distribution to shareholders, and against declines in the net asset value of a Portfolio's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. Dollar increased against that currency. Such a decline could be partially or completely offset by the increased value of a cross-hedge involving a forward foreign currency exchange contract to sell a different foreign currency, if that contract were available on terms more advantageous to the International or Global Income Portfolio than a contract to sell the currency in which the position being hedged is denominated. The investment manager believes that cross-hedges can therefore provide significant protection of net asset value in the event of a general rise in the U.S. Dollar against foreign currencies. However, a cross-hedge cannot provide assured protection against exchange rate risks and, if the investment manager misjudges future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established.

A Portfolio will not enter into forward contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in that currency or (b), in the case of a "cross-hedge" for the International and Global Income Portfolios (see "Investment Objectives, Policies and Risk Factors" in the prospectus), denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. The investment manager will normally seek to select currencies for sale under a forward contract for a "cross-hedge" that would reflect a price movement correlation of .8 or higher with respect to the currency being hedged (1 reflects a perfect correlation, 0 reflects a random relationship and -1 reflects a diametrically opposite correlation). There is, of course, no assurance that any specific correlation can be maintained for any specific transaction. See "Foreign Currency Transactions" under "Investment Techniques" in the prospectus. The Fund's custodian bank segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Portfolio's commitments with respect to such contracts. The Portfolios currently do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts. A Portfolio generally will not enter into a forward contract with a term longer than one year.

COLLATERALIZED OBLIGATIONS. A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. None of the Portfolios currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, mortgage-backed securities or U.S. Government securities. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters as described in the prospectus (see "Investment Techniques--Collateralized Obligations"). The Money Market Portfolio does not invest in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only ("IO") and principal only ("PO") securities. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

In reliance on an interpretation by the SEC, a Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as a Portfolio, in another investment company.

ZERO COUPON GOVERNMENT SECURITIES. Subject to its investment objective and policies, a Portfolio may invest in zero coupon U.S. Government securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 5% of its net assets in zero coupon U.S. Government securities during the current year.

                             PORTFOLIO TRANSACTIONS

Zurich Kemper Investments, Inc. ("ZKI") and its affiliates Dreman Value Advisors, Inc. ("DVA") and Zurich Investment Management Limited ("ZIML") are each the investment manager or sub-adviser for the Portfolios of the Fund. ZKI and its affiliates, including DVA and ZIML, also furnish investment management services to the Kemper funds, other investment companies and other clients including affiliated insurance companies. ZKI and it affiliates share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for one or more Portfolios and for one or more of the clients managed by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options the Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or futures contracts available to the Portfolios. On the other hand, the ability of the Portfolios to participate in volume transactions may produce better executions for the Portfolios in some cases. The Board of Trustees of the Fund believes that the benefits of the ZKI, ZIML and DVA organizations outweigh any limitations that may arise from simultaneous transactions or position limits.

The Fund may purchase instruments issued by banks which are receiving service payments or commissions; however, no preferences will be given in making such portfolio purchases. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

ZKI, DVA and ZIML, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the policy of seeking best execution of orders. ZKI, DVA and ZIML may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios, ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. In selecting among the firms believed to meet the criteria for handling a particular transaction, ZKI, DVA and ZIML may give consideration to those firms that have sold or are selling shares of other funds managed by ZKI or its affiliates or variable life insurance and variable annuity contracts funded by the Fund, as well as to those firms that provide market, statistical and other research information to the Fund and ZKI and its affiliates;

although ZKI, DVA and ZIML are not authorized to pay higher commissions to firms that provide such services, except as described below.

ZKI, DVA and ZIML may in certain instances be permitted to pay higher brokerage commissions (not including principal trades) solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. ZKI, DVA and ZIML may attempt to direct sufficient commissions and in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities, to ensure the continued receipt of such research products and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees of the Fund, the Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI, DVA or ZIML determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's, DVA's or ZIML's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Portfolio. Research benefits will be available for all clients of ZKI and its subsidiaries. The investment management fee paid by the Fund to ZKI or DVA is not reduced because these research services are received.

The table below shows total brokerage commissions paid by each Portfolio (other than the Blue Chip and Global Income Portfolios, which commenced operations on May 1, 1997) then existing for the last three fiscal years and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                                               ALLOCATED TO FIRMS
                                                               BASED ON RESEARCH
                 PORTFOLIO                      FISCAL 1996      IN FISCAL 1996      FISCAL 1995    FISCAL 1994
                 ---------                      -----------    ------------------    -----------    -----------
Money Market................................    $        0              0%           $        0     $        0
Total Return................................    $1,562,000             72%           $1,613,000     $2,594,000
High Yield..................................    $2,567,000              0%           $1,758,000     $1,480,000
Growth......................................    $1,782,000             94%           $1,066,000     $1,058,000
Government Securities.......................    $   20,000              0%           $   15,000     $   27,000
International...............................    $  936,000             90%           $  941,000     $  996,000
Small Cap Growth............................    $  787,000             69%           $  245,000     $   32,000*
Investment Grade Bond.......................    $    6,000**            0%                   --             --
Value.......................................    $   26,000**            0%                   --             --
Small Cap Value.............................    $   50,000**            0%                   --             --
Value+Growth................................    $   15,000**           98%                   --             --
Horizon 20+.................................    $    5,000**           94%                   --             --
Horizon 10+.................................    $    6,000**           92%                   --             --
Horizon 5...................................    $    2,000**           96%                   --             --

---------------

 * Commencement of Operations on May 1, 1994 through December 31, 1994

** Commencement of Operations on May 1, 1996 through December 31, 1996.

                      INVESTMENT MANAGERS AND DISTRIBUTOR

INVESTMENT MANAGERS. ZKI is investment manager for each Portfolio other than the Value and Small Cap Value Portfolios. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management. DVA, a wholly owned subsidiary of ZKI, serves as the investment manager for the Value and Small Cap Value Portfolios. Pursuant to investment management agreements, ZKI acts as investment manager to each Portfolio (DVA for the Value and Small Cap Value Portfolios), manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The agreements provide that each Portfolio pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are affiliates of the investment manager), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states, if any.

The agreements provide that the investment manager (ZKI or DVA) shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Each investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreements or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders or the Board of Trustees. Each agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Additional Portfolios may become subject to the investment management agreements. The provisions concerning continuation, amendment and termination and the allocation of the management fees and the application of the expense limitation shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to different agreements.

DVA is the sub-adviser of the Value+Growth and the Horizon Portfolios. DVA acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI. Under the terms of the Sub-Advisory Agreement, DVA manages the value portion of each Portfolio and provides such investment advice, research and assistance as ZKI may, from time to time, reasonably request. For its services, DVA will receive from ZKI a monthly sub-advisory fee at the annual rate of (i)
 .25% of average daily net assets of the Value+Growth Portfolio and (ii) .25% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management. DVA permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

The Sub-Advisory Agreement provides that DVA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVA in the performance of its obligations and duties or by reason of reckless disregard by DVA of its obligations and duties under the Sub-Advisory Agreement.

The Sub-Advisory Agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The Sub-Advisory Agreement may be terminated at any time for a Portfolio upon 60 days notice by ZKI, DVA or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. The provisions concerning continuation, amendment and termination are on a Portfolio by Portfolio basis. Additional Portfolios may be subject to a different agreement.

ZIML, 1 Fleet Place, London, U.K. EC4M 7RQ, a wholly-owned subsidiary of ZKI, is the sub-adviser for the foreign securities portion of certain Portfolios. ZIML acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI for each Portfolio. ZIML is subject to regulations by the Investment Management Regulatory Organization in England as well as the U.S. Securities and Exchange Commission.

Under the terms of the Sub-Advisory Agreement for the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon and Blue Chip Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. Under the terms of the Sub-Advisory Agreement for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. ZIML may, under the terms of each Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, ZIML will receive from ZKI a monthly fee at the following annual rates applied to the portion of the average daily net assets of each Portfolio allocated by ZKI to ZIML for management: .35% for the Growth, International, Small Cap Growth, Total Return, Value+Growth, Horizon and Blue Chip Portfolios; and .30% for the High Yield, Investment Grade Bond and Global Income Portfolios. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

Each Sub-Advisory Agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the Sub-Advisory Agreement.

Each Sub-Advisory Agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. Each Sub-Advisory Agreement may be terminated at any time for a Portfolio upon 60 days notice by ZKI, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Portfolios become subject to a Sub-Advisory Agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio-by-Portfolio basis. Additional Portfolios may be subject to a different agreement.

No sub-adviser fees were paid by ZKI to ZIML for each Portfolio's 1996 fiscal year, although in prior fiscal years ZKI has paid ZIML for its services to ZKI with respect to foreign securities investments of certain Portfolios.

The Fund pays an investment management fee payable monthly, at an annual rate, based upon the average daily net assets of each Portfolio, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value (.75%), Small Cap Value (.75%), Value+Growth (.75%), Horizon 20+ (.60%),

Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip (.65%) and Global Income (.75%). The investment management fees paid by each Portfolio (other than the Blue Chip and Global Income Portfolios, which commenced operations on May 1, 1997) for its last three fiscal years are shown in the table below.

      Portfolio        Fiscal 1996   Fiscal 1995   Fiscal 1994
---------------------  -----------   -----------   -----------
Money Market           $  376,000    $  373,000    $  512,000
Total Return           $3,691,000    $3,461,000    $3,403,000
High Yield             $1,565,000    $1,463,000    $1,329,000
Growth                 $2,658,000    $2,132,000    $1,768,000
Government Securities  $  485,000    $  538,000    $  583,000
International          $1,174,000    $  946,000    $  842,000
Small Cap Growth       $  340,000    $  151,000    $   26,000*
Investment Grade Bond  $    4,000**      --            --
Value                  $   44,000**      --            --
Small Cap Value        $   33,000**      --            --
Value+Growth           $   22,000**      --            --
Horizon 20+            $    6,000**      --            --
Horizon 10+            $   11,000**      --            --
Horizon 5              $    5,000**      --            --

---------------
 * Commencement of Operations on May 1, 1994 through December 31, 1994.

** Commencement of Operations on May 1, 1996 through December 31, 1996.

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the distributor and principal underwriter for shares of the Fund in the continuous offering of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective shareholders. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires six month's notice.

Investors Fiduciary Trust Company ("IFTC"), has entered into an agreement with Kemper Investors Life Insurance Company ("KILICO") whereby KILICO provides certain record keeping services. During the year ended December 31, 1996, no fees for record keeping or dividend-paying agents' services, were paid to KILICO.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                       PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold at their net asset value next determined after an order and payment are received as described in the Fund's prospectus.

Upon receipt by IFTC, the Fund's Transfer Agent, of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

                             OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their principal occupations and their affiliations, if any, with ZKI, DVA or ZIML, the investment managers or sub-advisers for the Fund and ZKDI, the Fund's principal underwriter or their affiliates, are as follows (The number following each person's title is the number of investment companies managed by ZKI or DVA for which he or she holds similar positions):

JAMES E. AKINS (10/15/26), Trustee (13), 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer, Energy Adviser for the White House and United States Ambassador to Saudi Arabia, 1973-76.

ARTHUR R. GOTTSCHALK (02/13/25), Trustee (13), 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; Member, Board of Governors, Heartland Institute/Illinois; formerly, Illinois State Senator.

FREDERICK T. KELSEY (04/25/27), Trustee (13), 738 York Court, Northbrook, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Fund and the Pilot Fund.

*DOMINIQUE P. MORAX (10/02/48), Trustee (39), 222 South Riverside Plaza, Chicago, Illinois; Chief Executive Officer and Chief Investment Officer, ZIML; Director, ZKI.

FRED B. RENWICK (02/01/30), Trustee (13), 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Industrial Program, Inc., Director, the Wartburg Home Foundation; Chairman Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions Evangelical Lutheran Church of America.

*STEPHEN B. TIMBERS (08/08/44), President and Trustee (39), 222 S. Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, DVA and LTV Corporation.

JOHN B. TINGLEFF (05/04/35), Trustee (13), 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

JOHN G. WEITHERS (08/08/33), Trustee (13), 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director, Systems Imagineering, Inc. and Records Management Services, Inc.

*J. PATRICK BEIMFORD, JR. (05/25/50), Vice President (23), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer -- Fixed Income Investments, ZKI.

*CHRISTIAN C. BERTELSEN (1/20/43), Vice President (2), 280 Park Avenue 40th Floor, New York, New York; Senior Managing Director and Chief Investment Officer, DVA.

*DANIEL J. BUKOWSKI (05/06/63), Vice President (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Director of Quantitative Research, ZKI.

*DAVID H. BURSHTAN (10/24/61), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI.

*ROBERT S. CESSINE (01/05/50), Vice President (4), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, Vice President, Wellington Management Company.

*PHILIP J. COLLORA (11/15/45), Vice President and Secretary (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

*JEROME L. DUFFY (06/29/36), Treasurer (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*WILLIAM M. KNAPP (4/23/61), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.

*GARY A. LANGBAUM (12/16/48), Vice President (2), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, ZKI.

*MAUREEN P. LENTZ (8/26/61), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI.

*CHARLES R. MANZONI, JR. (1/23/47), Vice President (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI, Secretary of ZKI Holding Corp., Secretary ZKI Agency, Inc.; formerly Partner, Gardner Carton & Douglas (attorneys).

*MICHAEL A. McNAMARA (12/28/44), Vice President (6), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*JOHN E. NEAL (03/09/50), Vice President (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director ZKI, DVA and ZKDI.

*STEVEN H. REYNOLDS (09/11/43), Vice President (13), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer -- Equities, ZKI.

*FRANK J. RACHWALSKI, JR. (03/26/45), Vice President (8), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*HARRY E. RESIS, JR. (11/24/45), Vice President (6), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.

*THOMAS F. SASSI (11/7/42), Vice President (1), 280 Park Avenue 40th Floor, New York, New York; Managing Director, DVA.

*KURT R. STALZER (5/1/58), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*STEVEN T. STOKES (7/18/62), Vice President (2), 280 Park Avenue 40th Floor, New York, New York; Managing Director, DVA.

*RICHARD L. VANDENBERG (11/16/49), Vice President (8), 222 South Riverside Plaza, Chicago, Illinois; formerly senior vice president and portfolio manager of an investment management firm.

* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the 1996 calendar year.

                                                                                        TOTAL
                                                                                  COMPENSATION FROM
                                                                 AGGREGATE      FUND AND FUND COMPLEX
                                                                COMPENSATION           PAID TO
                      NAME OF TRUSTEE                            FROM FUND           TRUSTEES**
                      ---------------                           ------------    ---------------------
James E. Akins..............................................      $32,900             $ 94,300
Arthur R. Gottschalk*.......................................      $36,000             $102,700
Frederick T. Kelsey*........................................      $37,700             $106,800
Fred B. Renwick.............................................      $32,900             $ 94,300
John B. Tingleff............................................      $32,900             $ 94,300
John G. Weithers............................................      $32,900             $ 94,300

---------------
  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and prior fiscal years for this Fund are $69,600 for Mr. Gottschalk and $111,900 for Mr. Kelsey.

 ** Includes compensation for service on the Boards of 13 funds managed by ZKI and its affiliates with 36 fund portfolios during calendar year 1996. Each trustee currently serves as a board member of 13 funds managed by ZKI and its affiliates with 39 fund portfolios.

As of April 30, 1997, the trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each Portfolio of the Fund.

As of April 30, 1997, ZKI owned all the shares of the Blue Chip and Global Income Portfolios of the Fund.

As of April 30, 1997, all the shares of the Money Market, Total Return, High Yield, Growth, Government Securities, International, Small Cap Growth Investment Grade Bond, Value, Small Cap Value, Value+Growth and Horizon Portfolios were held of record by KILICO Variable Annuity Separate Account ("KVASA"), KILICO Variable Separate Account ("KVSA"), Separate Account KGC ("KGC") and Separate Account KG ("KG") on behalf of the owners of variable life insurance contracts and variable annuity contracts. At all meetings of shareholders of these Portfolios, Kemper Investors Life Insurance Company ("KILICO") will vote the shares held of record by KVASA and KVSA, and Allmerica Financial Life Insurance and Annuity Company ("Allmerica") will vote the shares held of record by KGC and KG, only in accordance with the instructions received from the variable life and variable annuity contract owners on behalf of whom the shares are held. All shares for which no instructions are received will be voted in the same proportion as the shares for which instructions are received. Accordingly, KILICO disclaims beneficial ownership of the shares of these portfolios held of record by KVASA and KVSA, and Allmerica disclaims beneficial ownership of the shares of these portfolios held of record by KGC and KG.

                              DIVIDENDS AND TAXES

DIVIDENDS. The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

TAXES. Each Portfolio intends to continue to qualify (or, for each of the Blue Chip and Global Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Internal Revenue

Code ("Code") in order to avoid taxation of the Fund and its shareholders. One of the subchapter M requirements to be satisfied is that less than 30% of a Portfolio's gross income during the fiscal year must be derived from gains from the sale or other disposition of securities held for less than three months. A Portfolio may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Fund and its Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                               SHAREHOLDER RIGHTS

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Trust to purchase insurance against certain liabilities on behalf of the trustees.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Kemper Investors Fund

We have audited the accompanying statement of net assets of the Blue Chip Portfolio and the Global Income Portfolio, comprising certain of the Portfolios of Kemper Investors Fund as of April 22, 1997. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of each of the above Portfolios of Kemper Investors Fund at April 22, 1997 in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Chicago, Illinois
April 22, 1997

KEMPER INVESTORS FUND
STATEMENT OF NET ASSETS--APRIL 22, 1997

                                                                BLUE CHIP    GLOBAL INCOME
                                                                PORTFOLIO      PORTFOLIO
                                                                ---------    -------------
                           ASSETS
Cash........................................................    $100,000       $100,000
                                                                ========       ========

                         NET ASSETS
Net assets, applicable to shares of beneficial interest
  (unlimited number of shares authorized, no par value)
  outstanding...............................................    $100,000       $100,000
                                                                ========       ========

                   THE PRICING OF SHARES
Net asset value and redemption price per share, applicable
  to each Portfolio ($100,000 / 100,000 shares
  outstanding)..............................................    $  1.000       $  1.000
Maximum offering price per share, applicable to each
  Portfolio (net asset value)...............................    $  1.000       $  1.000

NOTES:

Kemper Investors Fund (the "Fund") was organized as a business trust under the laws of The Commonwealth of Massachusetts on January 22, 1987. All shares of beneficial interest of each of the above Portfolios were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager for certain Portfolios of the Fund, on April 22, 1997. The Fund may establish multiple series; currently sixteen series have been established.

The costs of organization of each of the above Portfolios will be paid by ZKI.

APPENDIX--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                CORPORATE BONDS
                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                             INVESTORS FUND SERIES
                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                 KEMPER      KEMPER      KEMPER                   KEMPER
                                                  MONEY       TOTAL       HIGH       KEMPER     GOVERNMENT      KEMPER
                                                 MARKET      RETURN       YIELD      GROWTH     SECURITIES   INTERNATIONAL
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $91,774, $643,887, $314,566, $456,821,
$92,947, $156,038, $76,219, $7,278, $73,141,
$33,148, $26,493, $7,660, $10,239, $6,484,
$1,005 and $1,422, respectively):                $91,774     734,925     325,090     518,111      93,945        203,282
-----------------------------------------------------------------------------------------------------------------------
Cash                                               1,448          --       4,447         932          --            187
-----------------------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                    --      14,606       1,560       2,937          --          6,410
-----------------------------------------------------------------------------------------------------------------------
  Interest and dividends                             172       5,998       6,215         429         772            544
-----------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                  93,394     755,529     337,312     522,409      94,717        210,423
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Cash overdraft                                        --       4,502          --          --         152             --
-----------------------------------------------------------------------------------------------------------------------
Payable for:
  Investments purchased                               --       2,169       3,940       4,969      12,087          8,300
-----------------------------------------------------------------------------------------------------------------------
  Dividends                                          181          --          --          --          --             --
-----------------------------------------------------------------------------------------------------------------------
  Management fee                                      40         341         162         257          38            124
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                                     6          37          13          12          16             85
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                            51          47          32          37          24             27
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                278       7,096       4,147       5,275      12,317          8,536
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $93,116     748,433     333,165     517,134      82,400        201,887
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Paid-in capital                                  $93,116     585,352     337,903     432,333      75,209        150,583
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on
investments and foreign currency transactions         --      60,466     (21,331)     18,521      (5,099)         2,630
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
on investments and assets and liabilities in
foreign currencies                                    --      91,028      10,524      61,258         998         47,011
-----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                   --      11,587       6,069       5,022      11,292          1,663
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING      $93,116     748,433     333,165     517,134      82,400        201,887
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding                                93,116     283,267     272,347     189,100      71,819        121,820
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
(net assets divided by shares outstanding)         $1.00       2.642       1.223       2.735       1.147          1.657
-----------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

     KEMPER       KEMPER                  KEMPER
      SMALL     INVESTMENT                 SMALL      KEMPER                                              KEMPER      KEMPER
       CAP        GRADE       KEMPER        CAP       VALUE+       KEMPER        KEMPER       KEMPER       BLUE       GLOBAL
     GROWTH        BOND        VALUE       VALUE      GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5     CHIP       INCOME
    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
     89,617       7,292       78,955      37,649      29,682        8,533        11,185        6,831       1,023       1,420
----------------------------------------------------------------------------------------------------------------------------
      1,091         145        2,019         755          51          256            58           57         202          68
----------------------------------------------------------------------------------------------------------------------------
      3,134         410           --         451         118           97            54           15           5          --
----------------------------------------------------------------------------------------------------------------------------
         32          89          148          40          32           27            70           64          --          23
----------------------------------------------------------------------------------------------------------------------------
     93,874       7,936       81,122      38,895      29,883        8,913        11,367        6,967       1,230       1,511
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
         --          --           --          --          --           --            --           --          --          --
----------------------------------------------------------------------------------------------------------------------------
      2,692         362        1,103         723         782          102           101           96          73          --
----------------------------------------------------------------------------------------------------------------------------
         --          --           --          --          --           --            --           --          --          --
----------------------------------------------------------------------------------------------------------------------------
         47           4            6          22          18            4             5            3           1          --
----------------------------------------------------------------------------------------------------------------------------
         13          --           --          --          --           --            --           --          --          --
----------------------------------------------------------------------------------------------------------------------------
         13           3           65          12           8            1             3            2          --           1
----------------------------------------------------------------------------------------------------------------------------
      2,765         369        1,174         757         808          107           109          101          74           1
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
     91,109       7,567       79,948      38,138      29,075        8,806        11,258        6,866       1,156       1,510
----------------------------------------------------------------------------------------------------------------------------
     71,476       7,163       71,049      33,353      25,756        7,784        10,027        6,300       1,134       1,501
----------------------------------------------------------------------------------------------------------------------------
      6,088          13        1,882          51          68           65            59           14          (2)         --
----------------------------------------------------------------------------------------------------------------------------
     13,398          14        5,814       4,501       3,189          873           946          347          18          (2)
----------------------------------------------------------------------------------------------------------------------------
        147         377        1,203         233          62           84           226          205           6          11
----------------------------------------------------------------------------------------------------------------------------
     91,109       7,567       79,948      38,138      29,075        8,806        11,258        6,866       1,156       1,510
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
     54,075       7,168       59,542      33,153      22,551        6,946         9,349        5,937       1,123       1,501
----------------------------------------------------------------------------------------------------------------------------
      1.685       1.056        1.343       1.150       1.289        1.268         1.204        1.156       1.029       1.006
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                 KEMPER      KEMPER      KEMPER                   KEMPER
                                                  MONEY       TOTAL       HIGH       KEMPER     GOVERNMENT      KEMPER
                                                 MARKET      RETURN       YIELD      GROWTH     SECURITIES   INTERNATIONAL
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------
  Interest                                       $2,660      10,119      15,135         345       3,274            196
----------------------------------------------------------------------------------------------------------------------
  Dividends                                          --       3,704          40       2,187          --          1,775
----------------------------------------------------------------------------------------------------------------------
                                                  2,660      13,823      15,175       2,532       3,274          1,971
----------------------------------------------------------------------------------------------------------------------
  Less foreign taxes withheld                        --          --          --          --          --            157
----------------------------------------------------------------------------------------------------------------------
    Total investment income                       2,660      13,823      15,175       2,532       3,274          1,814
----------------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                    237       1,944         903       1,452         229            654
----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                                   12          76          30          29          26            145
----------------------------------------------------------------------------------------------------------------------
  Professional fees                                   5          49          20          34           7             12
----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                           19          64          45          70          21             29
----------------------------------------------------------------------------------------------------------------------
    Total expenses                                  273       2,133         998       1,585         283            840
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             2,387      11,690      14,177         947       2,991            974
----------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of
  investments and foreign currency
  transactions                                       --      62,689         153      19,970        (116)         3,347
----------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from futures
    transactions                                     --         (68)        (24)         --          25             --
----------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                         --      62,621         129      19,970         (91)         3,347
----------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
  (depreciation) on investments and assets and
  liabilities in foreign currencies                  --       8,598       1,711      28,292         (24)        17,117
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       --      71,219       1,840      48,262        (115)        20,464
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $2,387      82,909      16,017      49,209       2,876         21,438
----------------------------------------------------------------------------------------------------------------------

(a) For the period from May 1, 1997 (commencement of operations) to June 30,
    1997.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

     KEMPER       KEMPER                  KEMPER
      SMALL     INVESTMENT                 SMALL      KEMPER
       CAP        GRADE       KEMPER        CAP       VALUE+       KEMPER        KEMPER       KEMPER        KEMPER
     GROWTH        BOND        VALUE       VALUE      GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5    BLUE CHIP
    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO(a)
----------------------------------------------------------------------------------------------------------------
        236        147           239         105          28          45           111           89            2
----------------------------------------------------------------------------------------------------------------
        145         --           535         110         147          38            39           14            1
----------------------------------------------------------------------------------------------------------------
        381        147           774         215         175          83           150          103            3
----------------------------------------------------------------------------------------------------------------
         --         --            --          --          --          --            --           --           --
----------------------------------------------------------------------------------------------------------------
        381        147           774         215         175          83           150          103            3
----------------------------------------------------------------------------------------------------------------
        249         12           169          87          70          18            25           13            1
----------------------------------------------------------------------------------------------------------------
         23          2            14          12          10           8             7            5           --
----------------------------------------------------------------------------------------------------------------
          4          1             5           2           2          --            --           --           --
----------------------------------------------------------------------------------------------------------------
         13          2            10           7           7           1             2            2           --
----------------------------------------------------------------------------------------------------------------
        289         17           198         108          89          27            34           20            1
----------------------------------------------------------------------------------------------------------------
         92        130           576         107          86          56           116           83            2
----------------------------------------------------------------------------------------------------------------
      6,177         11         1,701          65         (99)         35            53           12           (2)
----------------------------------------------------------------------------------------------------------------
         --         --            --         140         106          19            --           --           --
----------------------------------------------------------------------------------------------------------------
      6,177         11         1,701         205           7          54            53           12           (2)
----------------------------------------------------------------------------------------------------------------
      5,149         13         4,417       3,757       2,551         627           627          253           18
----------------------------------------------------------------------------------------------------------------
     11,326         24         6,118       3,962       2,558         681           680          265           16
----------------------------------------------------------------------------------------------------------------
     11,418        154         6,694       4,069       2,644         737           796          348           18
----------------------------------------------------------------------------------------------------------------


        KEMPER
        GLOBAL
        INCOME
     PORTFOLIO(a)
           8
------------
          --
------------
           8
------------
          --
------------
           8
------------
           1
------------
           1
------------
          --
------------
          --
------------
           2
------------
           6
------------

          --
------------
          --
------------
          --
------------

          (2)
------------
          (2)
------------
           4
------------

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)

                                                                   KEMPER               KEMPER
                                                                MONEY MARKET         TOTAL RETURN
                                                                  PORTFOLIO           PORTFOLIO
                                                              -----------------   ------------------
                                                               1997      1996       1997      1996
----------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
  Net investment income                                       $ 2,387     3,688     11,690    21,518
----------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         --      (850)    62,621    86,334
----------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation)                 --       850      8,598    (4,464)
----------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        2,387     3,688     82,909   103,388
----------------------------------------------------------------------------------------------------
Equalization credits (charges)                                     --        --        (98)     (891)
----------------------------------------------------------------------------------------------------
  Distribution from net investment income                      (2,387)   (3,688)   (21,303)  (22,873)
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                              --        --    (87,579)  (20,332)
----------------------------------------------------------------------------------------------------
Total dividends to shareholders                                (2,387)   (3,688)  (108,882)  (43,205)
----------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions        22,515     9,523     77,402   (22,084)
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        22,515     9,523     51,331    37,208
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                                            70,601    61,078    697,102   659,894
----------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $93,116    70,601    748,433   697,102
----------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD          $    --        --     11,587    21,298
----------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                      KEMPER                     KEMPER                     KEMPER
                                                 INVESTMENT GRADE                 VALUE                    SMALL CAP
                                                  BOND PORTFOLIO                PORTFOLIO               VALUE PORTFOLIO
                                              -----------------------    -----------------------    -----------------------
                                              SIX MONTHS                 SIX MONTHS                 SIX MONTHS
                                                 ENDED        MAY 1         ENDED        MAY 1         ENDED        MAY 1
                                               JUNE 30,         TO        JUNE 30,         TO        JUNE 30,         TO
                                                 1997        DEC. 31,       1997        DEC. 31,       1997        DEC. 31,
                                              (UNAUDITED)      1996      (UNAUDITED)      1996      (UNAUDITED)      1996
--------------------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
  Net investment income                         $  130            30           576          143           107          102
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                          11             2         1,701          181           205         (154)
--------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
  (depreciation)                                    13             1         4,417        1,397         3,757          744
--------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
    from operations                                154            33         6,694        1,721         4,069          692
--------------------------------------------------------------------------------------------------------------------------
Equalization credits                               229            29           746          127           190           70
--------------------------------------------------------------------------------------------------------------------------
Distribution from net investment income            (41)           --          (389)          --          (236)          --
--------------------------------------------------------------------------------------------------------------------------
Net increase from capital share
transactions                                     5,227         1,836        51,592       19,357        20,808       12,445
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                     5,569         1,898        58,643       21,205        24,831       13,207
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                              1,998           100        21,305          100        13,307          100
--------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                   $7,567         1,998        79,948       21,305        38,138       13,307
--------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME
AT END OF PERIOD                                $  377            59         1,203          270           233          172
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

           KEMPER                  KEMPER                  KEMPER                 KEMPER                KEMPER
         HIGH YIELD                GROWTH                GOVERNMENT           INTERNATIONAL           SMALL CAP
          PORTFOLIO               PORTFOLIO         SECURITIES PORTFOLIO        PORTFOLIO          GROWTH PORTFOLIO
    ---------------------   ---------------------   --------------------   --------------------   ------------------
      1997         1996       1997         1996      1997         1996      1997         1996      1997        1996
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      14,177       25,297        947        4,160     2,991        6,259       974        1,388       92          79
--------------------------------------------------------------------------------------------------------------------
         129          711     19,970      111,045       (91)        (527)    3,347        7,804    6,177       8,533
--------------------------------------------------------------------------------------------------------------------
       1,711        9,092     28,292      (29,470)      (24)      (3,644)   17,117       14,086    5,149       3,586
--------------------------------------------------------------------------------------------------------------------
      16,017       35,100     49,209       85,735     2,876        2,088    21,438       23,278   11,418      12,198
--------------------------------------------------------------------------------------------------------------------
        (980)      (2,891)     1,076          409        (7)      (1,240)       85         (121)      56         138
--------------------------------------------------------------------------------------------------------------------
     (25,931)     (24,806)    (2,753)      (5,021)   (6,694)      (6,507)   (2,135)      (2,012)    (445)         --
--------------------------------------------------------------------------------------------------------------------
          --           --   (111,508)     (58,999)       --           --    (7,472)      (1,044)  (8,459)     (1,209)
--------------------------------------------------------------------------------------------------------------------
     (25,931)     (24,806)  (114,261)     (64,020)   (6,694)      (6,507)   (9,607)      (3,056)  (8,904)     (1,209)
--------------------------------------------------------------------------------------------------------------------
      54,744       24,535     93,627       50,826     1,911       (5,212)   26,496        8,893   19,402      22,637
--------------------------------------------------------------------------------------------------------------------
      43,850       31,938     29,651       72,950    (1,914)     (10,871)   38,412       28,994   21,972      33,764
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
     289,315      257,377    487,483      414,533    84,314       95,185   163,475      134,481   69,137      35,373
--------------------------------------------------------------------------------------------------------------------
     333,165      289,315    517,134      487,483    82,400       84,314   201,887      163,475   91,109      69,137
--------------------------------------------------------------------------------------------------------------------
       6,069       18,803      5,022        5,752    11,292       15,002     1,663        2,739      147         444
--------------------------------------------------------------------------------------------------------------------

                                                                                                                         KEMPER
              KEMPER                   KEMPER                   KEMPER                   KEMPER             KEMPER       GLOBAL
              VALUE+                HORIZON 20+              HORIZON 10+               HORIZON 5           BLUE CHIP     INCOME
         GROWTH PORTFOLIO            PORTFOLIO                PORTFOLIO                PORTFOLIO           PORTFOLIO    PORTFOLIO
      ----------------------   ----------------------   ----------------------   ----------------------   -----------   ---------
      SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS                FOR THE PERIOD MAY 1
         ENDED       MAY 1        ENDED       MAY 1        ENDED       MAY 1        ENDED       MAY 1        (COMMENCEMENT OF
       JUNE 30,        TO       JUNE 30,        TO       JUNE 30,        TO       JUNE 30,        TO          OPERATIONS) TO
         1997       DEC. 31,      1997       DEC. 31,      1997       DEC. 31,      1997       DEC. 31,        JUNE 30, 1997
      (UNAUDITED)     1996     (UNAUDITED)     1996     (UNAUDITED)     1996     (UNAUDITED)     1996           (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
             86          28          56          18          116          50           83          29            2            6
-------------------------------------------------------------------------------------------------------------------------------
              7          61          54          11           53           6           12           2           (2)          --
-------------------------------------------------------------------------------------------------------------------------------
          2,551         638         627         246          627         319          253          94           18           (2)
-------------------------------------------------------------------------------------------------------------------------------
          2,644         727         737         275          796         375          348         125           18            4
-------------------------------------------------------------------------------------------------------------------------------
             72          41          46          21           92          44          111          25            4            5
-------------------------------------------------------------------------------------------------------------------------------
           (165)         --         (57)         --          (76)         --          (43)         --           --           --
-------------------------------------------------------------------------------------------------------------------------------
         16,328       9,328       4,321       3,363        4,719       5,208        3,916       2,284        1,034        1,401
-------------------------------------------------------------------------------------------------------------------------------
         18,879      10,096       5,047       3,659        5,531       5,627        4,332       2,434        1,056        1,410
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
         10,196         100       3,759         100        5,727         100        2,534         100          100          100
-------------------------------------------------------------------------------------------------------------------------------
         29,075      10,196       8,806       3,759       11,258       5,727        6,866       2,534        1,156        1,510
-------------------------------------------------------------------------------------------------------------------------------
             62          69          84          39          226          94          205          54            6           11
-------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1     DESCRIPTION OF THE     Investors Fund Series (the "Fund") (formerly known
      FUND                   as Kemper Investors Fund) is an open-end,
                             diversified management investment company organized as a business trust under the laws of Massachusetts. The Fund offers sixteen Portfolios.
                             The Fund has added the "Kemper" name to each Portfolio.



--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION.
     ACCOUNTING POLICIES     Investments are stated at value.
                             The securities of the Portfolios (excluding the Kemper Money Market Portfolio) that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. All other securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded financial futures and options thereon, are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
                             Over-the-counter traded fixed income options are valued based upon prices provided by market makers.
                             Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.


                             The securities of the Kemper Money Market Portfolio are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.

                             CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. Dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. Dollars at the mean between the bid and offered quotations of such currencies against the U.S. Dollar as last quoted by a recognized dealer. If such quotations are not readily

NOTES TO FINANCIAL STATEMENTS



                             available, the rates of exchange are determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated into U.S. Dollars at the rates of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with the net realized and unrealized gain (loss) on investments.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities and money market instruments. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             Several of the Portfolios may purchase securities with delivery or payment to occur at a later date. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 1997, the Kemper Government Securities Portfolio had $12,099,000 of purchase commitments outstanding (15% of net assets) with a corresponding amount of assets segregated.

                             EXPENSES. Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION. Shares of each Portfolio of the Fund are offered on a continuous basis to the separate accounts of participating insurance companies where permitted by law. On each day the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share
                             (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange for all Portfolios, and additionally at 11:00 a.m. Chicago time for the Kemper Money Market Portfolio. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value for the International Portfolio does not take place contemporaneously with the determination of prices of the Fund's foreign securities.

                             FEDERAL INCOME TAXES. Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended June 30, 1997. The accumulated net realized loss on sales of investments for federal income tax purposes at June 30, 1997

NOTES TO FINANCIAL STATEMENTS

                             amounted to approximately $21,301,000 in the Kemper High Yield Portfolio, $4,522,000 in the Kemper Government Securities Portfolio and $2,000 in the Kemper Blue Chip Portfolio. These losses are available to offset future taxable gains in the respective Portfolios and, if not applied, expire during the period 1998 through 2005.

                             DIVIDENDS TO SHAREHOLDERS. All Portfolios, except the Kemper Money Market Portfolio, declare and pay dividends of net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. The Kemper Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly.

                             Shareholders will receive dividends in additional shares.

                             Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These differences are primarily due to differing treatments for certain transactions such as foreign currency transactions, if applicable.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares in all Portfolios except the Kemper Money Market Portfolio is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS            The Fund has a management agreement with Zurich
     WITH AFFILIATES         Kemper Investments, Inc. (ZKI), the Fund's
                             investment manager for each Portfolio except the Kemper Value and Kemper Small Cap Value Portfolios.
                             For management services and facilities furnished, the Fund pays a fee, based on average daily net assets, at an annual rate of .50% for the Kemper
                             Money Market Portfolio, .55% for the Kemper Total
                             Return and Kemper Government Securities Portfolios,
                             .60% for the Kemper High Yield, Kemper Growth,
                             Kemper Investment Grade Bond, Kemper Horizon 20+,
                             Kemper Horizon 10+ and Kemper Horizon 5 Portfolios,
                             .65% for the Kemper Small Cap Growth and Kemper
                             Blue Chip Portfolios and .75% for the Kemper
                             International, Kemper Value+Growth, and Kemper
                             Global Income Portfolios. Zurich Kemper Value
                             Advisors, Inc. (ZKVA) (formerly known as Dreman
                             Value Advisors, Inc.), a wholly owned subsidiary of ZKI, serves as the investment manager for the Kemper Value and the Kemper Small Cap Value
                             Portfolios and is paid a management fee at an annual rate of .75% of average daily net assets of such Portfolios. ZKVA also serves as sub-adviser for the Kemper Value+Growth and Kemper Horizon
                             Portfolios, and is paid by ZKI for its services.
                             Zurich Investment Management Limited, an affiliate of ZKI, serves as sub-adviser with respect to foreign securities investments in the applicable portfolios, and is paid by ZKI for its services.
                             For the six months ended June 30, 1997, the Fund incurred aggregate management fees of $6,064,000.
                             Zurich Kemper Distributors, Inc. (formerly known as
                             Kemper Distributors, Inc.), an affiliate of ZKI, is the distributor and principal underwriter for shares of the Fund.

NOTES TO FINANCIAL STATEMENTS

                             Certain officers or trustees of the Fund are also officers or directors of ZKI or ZKVA. During the six months ended June 30, 1997, the Fund made no direct payments to its officers and incurred trustees' fees of $127,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT              For the six months ended June 30, 1997, investment
     TRANSACTIONS            transactions (excluding short-term investments) are
                             as follows (in thousands):


                                                                                              PROCEEDS
                             PORTFOLIO                                       PURCHASES       FROM SALES
                             ---------                                       ---------       ----------
                             Kemper Total Return                             $556,319         $561,058
                             Kemper High Yield                                181,514          142,644
                             Kemper Growth                                    406,466          387,381
                             Kemper Government Securities                      70,654           77,703
                             Kemper International                              82,106           64,619
                             Kemper Small Cap Growth                          122,035          112,092
                             Kemper Investment Grade Bond                       7,749            3,144
                             Kemper Value                                      58,845           16,089
                             Kemper Small Cap Value                            20,437            3,199
                             Kemper Value+Growth                               22,665            7,146
                             Kemper Horizon 20+                                 7,491            3,440
                             Kemper Horizon 10+                                 9,030            4,122
                             Kemper Horizon 5                                   6,869            2,707

                             For the period from May 1, 1997 to June 30, 1997, investment transactions (excluding short-term investments) are as follows (in thousands):

                                                                                               PROCEEDS
                             PORTFOLIO                                        PURCHASES       FROM SALES
                             ---------                                        ---------       ----------
                             Kemper Blue Chip                                  $  719            $11
                             Kemper Global Income                               1,422             --

--------------------------------------------------------------------------------

5    CAPITAL SHARE           The following tables summarize the activity in
     TRANSACTIONS            capital shares of each Portfolio of the Fund (in
                             thousands):

                                                                            SIX MONTHS ENDED          YEAR ENDED
                                                                             JUNE 30, 1997        DECEMBER 31, 1996
                                                                          --------------------   --------------------
                                                                           SHARES     AMOUNT      SHARES     AMOUNT
                                        ------------------------------------------------------------------------------
                                         KEMPER MONEY MARKET PORTFOLIO
                                        ------------------------------------------------------------------------------
                                         Shares sold                        166,367   $ 166,367    149,223   $ 149,223
                                        ------------------------------------------------------------------------------
                                         Shares issued in reinvestment
                                         of dividends                         2,343       2,343      3,704       3,704
                                        ------------------------------------------------------------------------------
                                                                            168,710     168,710    152,927     152,927
                                        ------------------------------------------------------------------------------
                                         Shares redeemed                   (146,195)   (146,195)  (143,404)   (143,404)
                                        ------------------------------------------------------------------------------
                                         Net increase from capital share
                                         transactions                        22,515   $  22,515      9,523   $   9,523
                                        ------------------------------------------------------------------------------

                                        ------------------------------------------------------------------------------
                                         KEMPER TOTAL RETURN PORTFOLIO
                                        ------------------------------------------------------------------------------
                                         Shares sold                          7,980   $  19,471     36,913   $  94,083
                                        ------------------------------------------------------------------------------
                                         Shares issued in reinvestment
                                         of dividends                        46,559     108,882     17,682      43,205
                                        ------------------------------------------------------------------------------
                                                                             54,539     128,353     54,595     137,288
                                        ------------------------------------------------------------------------------
                                         Shares redeemed                    (18,875)    (50,951)   (62,870)   (159,372)
                                        ------------------------------------------------------------------------------
                                         Net increase (decrease) from
                                         capital share transactions          35,664   $  77,402     (8,275)  $ (22,084)
                                        ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                            SIX MONTHS ENDED          YEAR ENDED
                                                                             JUNE 30, 1997        DECEMBER 31, 1996
                                                                          --------------------   --------------------
                                                                           SHARES     AMOUNT      SHARES     AMOUNT
                                        -----------------------------------------------------------------------------
                                        KEMPER HIGH YIELD PORTFOLIO
                                        -----------------------------------------------------------------------------
                                        Shares sold                         80,056   $  95,042    101,227   $ 118,182
                                        -----------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                        22,228      25,931     21,456      24,806
                                        -----------------------------------------------------------------------------
                                                                           102,284     120,973    122,683     142,988
                                        -----------------------------------------------------------------------------
                                        Shares redeemed                    (55,841)    (66,229)  (101,236)   (118,453)
                                        -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        46,443   $  54,744     21,447   $  24,535
                                        -----------------------------------------------------------------------------
                                        KEMPER GROWTH PORTFOLIO
                                        -----------------------------------------------------------------------------
                                        Shares sold                          7,037   $  19,034     33,305   $ 104,951
                                        -----------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                        49,988     114,261     22,196      64,020
                                        -----------------------------------------------------------------------------
                                                                            57,025     133,295     55,501     168,971
                                        -----------------------------------------------------------------------------
                                        Shares redeemed                    (12,531)    (39,668)   (37,981)   (118,145)
                                        -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        44,494   $  93,627     17,520   $  50,826
                                        -----------------------------------------------------------------------------
                                        KEMPER GOVERNMENT SECURITIES PORTFOLIO
                                        -----------------------------------------------------------------------------
                                        Shares sold                          8,929   $   7,928     11,632   $  10,799
                                        -----------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                         5,998       6,694      5,657       6,507
                                       ------------------------------------------------------------------------------
                                                                            14,927      14,622     17,289      17,306
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                    (12,947)    (12,711)   (22,442)    (22,518)
                                       ------------------------------------------------------------------------------
                                        Net increase (decrease) from
                                        capital share transactions           1,980   $   1,911     (5,153)  $  (5,212)
                                       ------------------------------------------------------------------------------
                                        KEMPER INTERNATIONAL PORTFOLIO
                                        -----------------------------------------------------------------------------
                                        Shares sold                         18,722   $  29,114     41,003   $  59,682
                                        -----------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                         6,447       9,607      2,155       3,056
                                        -----------------------------------------------------------------------------
                                                                            25,169      38,721     43,158      62,738
                                        -----------------------------------------------------------------------------
                                        Shares redeemed                     (7,853)    (12,225)   (36,773)    (53,845)
                                        -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        17,316   $  26,496      6,385   $   8,893
                                        -----------------------------------------------------------------------------
                                        KEMPER SMALL CAP GROWTH PORTFOLIO
                                        -----------------------------------------------------------------------------
                                        Shares sold                          9,569   $  15,698     28,558   $  43,316
                                        -----------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                         6,357       8,904        840       1,209
                                        -----------------------------------------------------------------------------
                                                                            15,926      24,602     29,398      44,525
                                        -----------------------------------------------------------------------------
                                        Shares redeemed                     (3,086)     (5,200)   (14,446)    (21,888)
                                        -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        12,840   $  19,402     14,952   $  22,637
                                        -----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                            SIX MONTHS ENDED           MAY 1 TO
                                                                             JUNE 30, 1997        DECEMBER 31, 1996
                                                                          --------------------   --------------------
                                                                           SHARES     AMOUNT      SHARES     AMOUNT
                                       ------------------------------------------------------------------------------
                                        KEMPER INVESTMENT GRADE BOND PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                          5,589   $   5,574      1,962   $   1,970
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment of
                                        dividends                               40          41         --          --
                                       ------------------------------------------------------------------------------
                                                                             5,629       5,615      1,962       1,970
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                       (390)       (388)      (133)       (134)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         5,239   $   5,227      1,829   $   1,836
                                       ------------------------------------------------------------------------------
                                        KEMPER VALUE PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                         43,088   $  53,703     18,543   $  19,897
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                           324         389         --          --
                                       ------------------------------------------------------------------------------
                                                                            43,412      54,091     18,543      19,897
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                     (2,024)     (2,500)      (489)       (540)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        41,388   $  51,592     18,054   $  19,357
                                       ------------------------------------------------------------------------------
                                        KEMPER SMALL CAP VALUE PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                         21,017   $  21,747     13,865   $  13,311
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                           239         236         --          --
                                       ------------------------------------------------------------------------------
                                                                            21,256      21,983     13,865      13,311
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                     (1,167)     (1,175)      (901)       (866)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        20,089   $  20,808     12,964   $  12,445
                                       ------------------------------------------------------------------------------
                                        KEMPER VALUE+GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                         14,693   $  17,575      9,367   $   9,935
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                           161         165         --          --
                                       ------------------------------------------------------------------------------
                                                                            14,854      17,740      9,367       9,935
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                     (1,199)     (1,412)      (571)       (607)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        13,655   $  16,328      8,796   $   9,328
                                       ------------------------------------------------------------------------------
                                        KEMPER HORIZON 20+ PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                          3,861   $   4,536      3,249   $   3,460
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                            51          57         --          --
                                       ------------------------------------------------------------------------------
                                                                             3,912       4,593      3,249       3,460
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                       (224)       (272)       (91)        (97)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         3,688   $   4,321      3,158   $   3,363
                                       ------------------------------------------------------------------------------
                                        KEMPER HORIZON 10+ PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                          4,508   $   5,058      5,200   $   5,375
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                            70          76         --          --
                                       ------------------------------------------------------------------------------
                                                                             4,578       5,134      5,200       5,375
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                       (371)       (415)      (158)       (167)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         4,207   $   4,719      5,042   $   5,208
                                       ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                            SIX MONTHS ENDED           MAY 1 TO
                                                                             JUNE 30, 1997        DECEMBER 31, 1996
                                                                          --------------------   --------------------
                                                                           SHARES     AMOUNT      SHARES     AMOUNT
                                       ------------------------------------------------------------------------------
                                        KEMPER HORIZON 5 PORTFOLIO
                                       ------------------------------------------------------------------------------
                                         Shares sold                          3,934   $   4,253      2,326   $  2,399
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                            40          43         --          --
                                       ------------------------------------------------------------------------------
                                                                             3,974       4,296      2,326       2,399
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                       (350)       (380)      (113)       (115)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                         3,624   $   3,916      2,213   $   2,284
                                       ------------------------------------------------------------------------------

                                                                                                       MAY 1 TO
                                                                                                    JUNE 30, 1997
                                                                                                 --------------------
                                                                                                  SHARES     AMOUNT
                                       ------------------------------------------------------------------------------
                                        KEMPER BLUE CHIP PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                                                 1,034   $   1,048
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                                               (11)        (14)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                                                1,023   $   1,034
                                       ------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------
                                        KEMPER GLOBAL INCOME PORTFOLIO
                                       ------------------------------------------------------------------------------
                                        Shares sold                                                 1,426   $   1,426
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                                               (25)        (25)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                                                1,401   $   1,401
                                       ------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES       The Kemper Small Cap Value, Kemper Value+Growth,
     CONTRACTS               Kemper Horizon 20+ and Kemper Government Securities
                             Portfolios have entered into exchange traded financial futures contracts in order to help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Portfolio enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Portfolios and the broker as the market value of the futures contract fluctuates. At June 30, 1997, the market value of assets pledged by the Portfolios to cover margin requirements for open futures positions were $99,000, $149,000, $25,000 and $706,000 for the Kemper Small Cap Value, Kemper Value+Growth, Kemper Horizon 20+ and Kemper Government Securities Portfolios, respectively. At June 30, 1997, Kemper Government Securities Portfolio also had liquid securities in its portfolio in excess of the face amount of open short futures contracts. At June 30, 1997, the Portfolios had the following futures contracts open, with expirations in September 1997:

                                                                                          FACE                GAIN (LOSS)
                                                PORTFOLIO                TYPE            AMOUNT     POSITION  AT 6/30/97
                                         --------------------------------------------------------------------------------
                                         KEMPER SMALL CAP VALUE      Russell 2000      $2,393,000     Long     $ 23,000
                                         ------------------------------------------------------------------------------
                                         KEMPER VALUE+GROWTH        S&P 500 Index       1,329,000     Long        6,000
                                         ------------------------------------------------------------------------------
                                         KEMPER HORIZON 20+         S&P 500 Index         426,000     Long       19,000
                                         ------------------------------------------------------------------------------
                                         KEMPER GOVERNMENT
                                         SECURITIES               U.S. Treasury Bond    5,119,000    Short      (57,000)
                                         ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

7  FORWARD FOREIGN         In order to protect themselves against a decline in
   CURRENCY CONTRACTS      the value of a particular foreign currency against
                           the U.S. Dollar, the Kemper Total Return, Kemper
                           Growth and Kemper International Portfolios have entered into forward contracts to deliver foreign currency in exchange for U.S. Dollars as described below. The Portfolios bear the market risk that arises from changes in foreign exchange rates, and accordingly, the net unrealized gain (loss) amounts on these contracts are reflected in the accompanying financial statements. The Portfolios also bear the credit risk if the counterparty fails to perform under the contract. At June 30, 1997, the Portfolios had the following forward foreign currency contracts outstanding with settlement dates in July, 1997:


                                                                                    CONTRACT               UNREALIZED
                                                          FOREIGN CURRENCY         AMOUNT IN             GAIN (LOSS) AT
                                                          TO BE DELIVERED         U.S. DOLLARS              6/30/97
                                       -----------------------------------------------------------------------------
                                       KEMPER TOTAL RETURN PORTFOLIO
                                       -----------------------------------------------------------------------------
                                           525,000  French Francs                 $    90,000              $   1,000
                                       -----------------------------------------------------------------------------
                                            68,000  German Marks                       39,000                     --
                                       -----------------------------------------------------------------------------
                                        14,700,000  Japanese Yen                      129,000                (11,000)
                                       -----------------------------------------------------------------------------
                                            62,500  Swiss Francs                       42,000                     --
                                       -----------------------------------------------------------------------------
                                                    NET UNREALIZED LOSS                                    $ (10,000)
                                       -----------------------------------------------------------------------------
                                       KEMPER GROWTH PORTFOLIO
                                       -----------------------------------------------------------------------------
                                           703,000  French Francs                 $   120,000              $   1,000
                                       -----------------------------------------------------------------------------
                                           215,000  German Marks                      124,000                  1,000
                                       -----------------------------------------------------------------------------
                                        45,900,000  Japanese Yen                      403,000                (34,000)
                                       -----------------------------------------------------------------------------
                                           208,000  Swiss Francs                      143,000                     --
                                       -----------------------------------------------------------------------------
                                                    NET UNREALIZED LOSS                                    $ (32,000)
                                       -----------------------------------------------------------------------------
                                       KEMPER INTERNATIONAL PORTFOLIO
                                       -----------------------------------------------------------------------------
                                        26,150,000  Dutch Guilders                $13,523,000              $ 149,000
                                       -----------------------------------------------------------------------------
                                        25,250,000  French Francs                   4,363,000                 54,000
                                       -----------------------------------------------------------------------------
                                         6,350,000  German Marks                    3,694,000                 43,000
                                       -----------------------------------------------------------------------------
                                         2,600,000  Irish Punts                     3,863,000                (57,000)
                                       -----------------------------------------------------------------------------
                                       533,400,000  Japanese Yen                    4,284,000               (397,000)
                                       -----------------------------------------------------------------------------
                                       300,000,000  Spanish Pesetas                 2,053,000                 13,000
                                       -----------------------------------------------------------------------------
                                        10,607,000  Swiss Francs                    7,284,000                (17,000)
                                       -----------------------------------------------------------------------------
                                                    NET UNREALIZED LOSS                                    $(212,000)
                                       -----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ----------------------------------------------------
                                                           KEMPER MONEY MARKET PORTFOLIO
                                              ----------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                              SIX MONTHS ENDED   ---------------------------------
                                               JUNE 30, 1997      1996     1995     1994     1993
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00          1.00     1.00     1.00     1.00
--------------------------------------------------------------------------------------------------
Net investment income and dividends declared          .03           .05      .06      .04      .03
--------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  1.00          1.00     1.00     1.00     1.00
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        2.53%         5.03     5.66     3.96     2.83
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------
Expenses                                              .58%          .60      .55      .53      .56
--------------------------------------------------------------------------------------------------
Net investment income                                5.07%         4.90     5.52     3.95     2.79
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $93,116        70,601   61,078   83,821   68,177
--------------------------------------------------------------------------------------------------

NOTES TO KEMPER MONEY MARKET PORTFOLIO

The total returns for 1995 and 1994 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 5.11% and 3.47%, respectively.

                                           --------------------------------------------------------
                                                          KEMPER TOTAL RETURN PORTFOLIO
                                           --------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                           SIX MONTHS ENDED   -------------------------------------
                                            JUNE 30, 1997      1996      1995      1994      1993
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  2.815         2.579     2.112     2.586     2.473
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            .044          .084      .084      .069      .069
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          .243          .322      .453     (.313)     .214
---------------------------------------------------------------------------------------------------
Total from investment operations                   .287          .406      .537     (.244)     .283
---------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income          .090          .090      .070      .060      .050
---------------------------------------------------------------------------------------------------
  Distribution from net realized gain              .370          .080        --      .170      .120
---------------------------------------------------------------------------------------------------
Total dividends                                    .460          .170      .070      .230      .170
---------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  2.642         2.815     2.579     2.112     2.586
---------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     12.31%        16.76     25.97     (9.50)    12.13
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------
Expenses                                            .60%          .59       .60       .61       .59
---------------------------------------------------------------------------------------------------
Net investment income                              3.31%         3.21      3.52      3.13      3.19
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                     $748,433       697,102   659,894   586,594   643,830
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                154%           90       118       128       191
---------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the six months ended June 30, 1997 and the year ended December 31, 1996 were $.0593 and $.0574, respectively.
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                --------------------------------------------------------
                                                              KEMPER HIGH YIELD PORTFOLIO
                                                --------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED   -------------------------------------
                                                 JUNE 30, 1997      1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.281         1.259     1.185     1.338     1.209
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .059          .120      .125      .116      .120
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .003          .042      .069     (.149)     .109
--------------------------------------------------------------------------------------------------------
Total from investment operations                        .062          .162      .194     (.033)     .229
--------------------------------------------------------------------------------------------------------
Less distribution from net investment income            .120          .140      .120      .120      .100
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  1.223         1.281     1.259     1.185     1.338
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           5.34%        14.06     17.40     (2.25)    20.00
--------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------
Expenses                                                 .66%          .65       .65       .65       .63
--------------------------------------------------------------------------------------------------------
Net investment income                                   9.42%         9.70     10.27      9.49      9.54
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $333,165       289,315   257,377   219,415   233,964
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                      78%           98        90        98        84
--------------------------------------------------------------------------------------------------------

                                                --------------------------------------------------------
                                                                KEMPER GROWTH PORTFOLIO
                                                --------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED   -------------------------------------
                                                 JUNE 30, 1997      1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  3.371         3.262     2.665     2.935     2.631
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .006          .030      .034      .018      .004
--------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .188          .589      .793     (.138)     .370
--------------------------------------------------------------------------------------------------------
Total from investment operations                        .194          .619      .827     (.120)     .374
--------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .020          .040      .010        --      .010
--------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .810          .470      .220      .150      .060
--------------------------------------------------------------------------------------------------------
Total dividends                                         .830          .510      .230      .150      .070
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  2.735         3.371     3.262     2.665     2.935
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          10.58%        21.63     32.97     (4.02)    14.63
--------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------------
Expenses                                                 .65%          .64       .64       .66       .64
--------------------------------------------------------------------------------------------------------
Net investment income                                    .39%          .94      1.15       .69       .30
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $517,134       487,483   414,533   321,708   284,461
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                     156%          175        88       106        78
--------------------------------------------------------------------------------------------------------
Average commission rates paid per share on stock transactions for the six months ended June 30, 1997 and the year ended December 31, 1996 were $.0600 and $.0558, respectively.
--------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                -----------------------------------------------------
                                                       KEMPER GOVERNMENT SECURITIES PORTFOLIO
                                                -----------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED   ----------------------------------
                                                 JUNE 30, 1997      1996     1995     1994     1993
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 1.207         1.269    1.142    1.267     1.277
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .042          .085     .084     .067      .060
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             (.002)        (.057)    .123    (.102)     .020
-----------------------------------------------------------------------------------------------------
Total from investment operations                       .040          .028     .207    (.035)     .080
-----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .100          .090     .080     .060      .060
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                    --            --       --     .030      .030
-----------------------------------------------------------------------------------------------------
Total dividends                                        .100          .090     .080     .090      .090
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 1.147         1.207    1.269    1.142     1.267
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          3.54%         2.56    18.98    (2.74)     6.48
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                                .68%          .66      .65      .63       .60
-----------------------------------------------------------------------------------------------------
Net investment income                                  7.18%         7.09     7.08     5.69      5.05
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $82,400        84,314   95,185   95,782   121,912
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                    149%          325      275      606       534
-----------------------------------------------------------------------------------------------------

                                                -------------------------------------------------------
                                                            KEMPER INTERNATIONAL PORTFOLIO
                                                -------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED   ------------------------------------
                                                 JUNE 30, 1997      1996      1995      1994      1993
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  1.564         1.371     1.244     1.306     .993
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .009          .011      .018      .009     .010
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .174          .212      .139     (.056)    .313
-------------------------------------------------------------------------------------------------------
Total from investment operations                        .183          .223      .157     (.047)    .323
-------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .020          .020      .010        --     .009
-------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .070          .010      .020      .015     .001
-------------------------------------------------------------------------------------------------------
Total dividends                                         .090          .030      .030      .015     .010
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $  1.657         1.564     1.371     1.244    1.306
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          12.34%        16.49     12.83     (3.59)   32.83
-------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------
Expenses                                                 .96%          .96       .92       .93      .92
-------------------------------------------------------------------------------------------------------
Net investment income                                   1.12%          .89      1.39       .74      .86
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)          $201,887       163,475   134,481   122,710   88,880
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                      75%           87       126       107      116
-------------------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the six months ended June 30, 1997 and the year ended December 31, 1996 were $.0123 and $.0183, respectively. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            -------------------------------------------------
                                                    KEMPER SMALL CAP GROWTH PORTFOLIO
                                            -------------------------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,       MAY 2 TO
                                            SIX MONTHS ENDED   ---------------   DECEMBER 31,
                                             JUNE 30, 1997      1996     1995        1994
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.677         1.346    1.039       1.000
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            .002          .002     .005        .008
---------------------------------------------------------------------------------------------
  Net realized and unrealized gain                 .206          .369     .307        .031
---------------------------------------------------------------------------------------------
Total from investment operations                   .208          .371     .312        .039
---------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income          .010            --     .005          --
---------------------------------------------------------------------------------------------
  Distribution from net realized gain              .190          .040       --          --
---------------------------------------------------------------------------------------------
Total dividends                                    .200          .040     .005          --
---------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.685         1.677    1.346       1.039
---------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                     14.84%        28.04    30.07        3.95
---------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------
Expenses                                            .74%          .75      .87        1.25
---------------------------------------------------------------------------------------------
Net investment income                               .24%          .15      .42         .91
---------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)      $91,109        69,137   35,373      12,909
---------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                325%          156       81          58
---------------------------------------------------------------------------------------------

Average commission rates paid per share on stock transactions for the six months ended June 30, 1997 and the year ended December 31, 1996 were $.0576 and $.0570, respectively.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                   KEMPER                  KEMPER                  KEMPER                  KEMPER
                              INVESTMENT GRADE              VALUE                 SMALL CAP                VALUE+
                               BOND PORTFOLIO             PORTFOLIO            VALUE PORTFOLIO        GROWTH PORTFOLIO
                            ---------------------   ---------------------   ---------------------   ---------------------
                            SIX MONTHS    MAY 1     SIX MONTHS    MAY 1     SIX MONTHS    MAY 1     SIX MONTHS    MAY 1
                              ENDED         TO        ENDED         TO        ENDED         TO        ENDED         TO
                             JUNE 30,    DEC. 31,    JUNE 30,    DEC. 31,    JUNE 30,    DEC. 31,    JUNE 30,    DEC. 31,
                               1997        1996        1997        1996        1997        1996        1997        1996
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                     $1.036      1.000        1.174       1.000       1.019       1.000       1.146       1.000
-------------------------------------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income         .032       .031         .015        .015        .004        .013        .005        .008
-------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)       (.002)      .005         .164        .159        .137        .006        .148        .138
-------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      .030       .036         .179        .174        .141        .019        .153        .146
-------------------------------------------------------------------------------------------------------------------------
Less distribution from net
investment income               .010         --         .010          --        .010          --        .010          --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                     $1.056      1.036        1.343       1.174       1.150       1.019       1.289       1.146
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT
ANNUALIZED)                     2.93%      3.57        15.36       17.36       14.09        1.86       13.52       14.60
-------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------
Expenses                         .79%       .87          .88         .90         .92         .90         .94         .90
-------------------------------------------------------------------------------------------------------------------------
Net investment income           6.33%      4.93         2.55        2.42         .92        2.25         .92         .97
-------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED)
-------------------------------------------------------------------------------------------------------------------------
Expenses                         .79%       .87          .88         .92         .92         .92         .94        1.01
-------------------------------------------------------------------------------------------------------------------------
Net investment income           6.33%      4.93         2.55        2.40         .92        2.23         .92         .86
-------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(in thousands)                 $7,567     1,998       79,948      21,305      38,138      13,307      29,075      10,196
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(annualized)                     207%        75           69          57          27          61          74          25
-------------------------------------------------------------------------------------------------------------------------
Average commission rates
paid per share on stock
transactions                  $   --         --        .0535       .0500       .0528       .0500       .0580       .0596
-------------------------------------------------------------------------------------------------------------------------

NOTE TO ALL PORTFOLIOS: Data for the period ended June 30, 1997 is unaudited.

FINANCIAL HIGHLIGHTS

            KEMPER                   KEMPER                   KEMPER            KEMPER        KEMPER
         HORIZON 20+              HORIZON 10+               HORIZON 5          BLUE CHIP   GLOBAL INCOME
          PORTFOLIO                PORTFOLIO                PORTFOLIO          PORTFOLIO     PORTFOLIO
    ----------------------   ----------------------   ----------------------   ---------   -------------
    SIX MONTHS     MAY 1     SIX MONTHS     MAY 1     SIX MONTHS     MAY 1       FOR THE PERIOD MAY 1
      ENDED         TO         ENDED         TO         ENDED         TO           (COMMENCEMENT OF
     JUNE 30,    DEC. 31,     JUNE 30,    DEC. 31,     JUNE 30,    DEC. 31,           OPERATIONS)
       1997        1996         1997        1996         1997        1996          TO JUNE 30, 1997
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
       1.154       1.000        1.114       1.000       1.096        1.000       1.000         1.000
--------------------------------------------------------------------------------------------------------
        .002        .012         .016        .018        .021         .023        .005          .007
--------------------------------------------------------------------------------------------------------
        .122        .142         .084        .096        .049         .073        .024         (.001)
--------------------------------------------------------------------------------------------------------
        .124        .154         .100        .114        .070         .096        .029          .006
--------------------------------------------------------------------------------------------------------
        .010          --         .010          --        .010           --          --            --
--------------------------------------------------------------------------------------------------------
       1.268       1.154        1.204       1.114       1.156        1.096       1.029         1.006
--------------------------------------------------------------------------------------------------------
       10.88       15.37         9.12       11.37        6.51         9.59        2.90           .60
--------------------------------------------------------------------------------------------------------
         .86         .81          .81         .78         .91          .83        1.21          1.06
--------------------------------------------------------------------------------------------------------
        1.78        1.71         2.84        2.69        3.82         3.60        2.21          1.49
--------------------------------------------------------------------------------------------------------
         .86        1.13          .81        1.01         .91         1.01        1.21          1.06
--------------------------------------------------------------------------------------------------------
        1.78        1.39         2.84        2.46        3.82         3.42        2.21          1.49
--------------------------------------------------------------------------------------------------------
        8,806      3,759       11,258       5,727       6,866        2,534       1,156         1,510
--------------------------------------------------------------------------------------------------------
         109          60           97          76         125           13          27            --
--------------------------------------------------------------------------------------------------------
       .0513       .0458        .0500       .0455       .0413        .0490       .0596            --
--------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

---------------------------------------------------------
                CORPORATE OBLIGATIONS               VALUE
---------------------------------------------------------
---------------------------------------------------------
BANKING--9.6%
---------------------------------------------------------
   (a)  Bankers Trust New York Corp.
          5.70%, 7/1/97                           $ 2,000
        Credit Lyonnais N.A. Inc.
          5.80%, 7/22/97                            4,983
        Royal Bank of Canada
          5.63%, 7/15/97                            1,996
        --------------------------------------------------
                                                    8,979
---------------------------------------------------------
BUSINESS LOANS--21.4%
---------------------------------------------------------
        Ace Overseas Corp.
          5.75%, 9/8/97                             1,978
        B I Funding Inc.
          5.67%, 7/30/97                            2,986
        Banner Receivables Corp.
          5.80%, 8/4/97                             1,989
        Falcon Asset Securitization Corp.
          5.65%, 7/14/97                            1,996
        Gotham Capital Corp.
          5.76%-5.81%, 7/14/97-7/23/97              2,992
        National Fleet Funding Corp.
          5.64%, 7/16/97                            1,996
        Windmill Funding Corp.
          5.63%, 7/18/97                            2,992
        Working Capital Management Co., L.P.
          5.71%, 7/8/97                             2,997
        -------------------------------------------------
                                                   19,926
---------------------------------------------------------
CAPITAL AND EQUIPMENT LENDING--13.4%
---------------------------------------------------------
        BTM Capital Corp.
          5.79%, 8/26/97                            2,973
   (a)  Caterpillar Financial Services Corp.
          5.64%, 7/14/97                            1,996
        IBM Credit Corp.
          5.54%, 7/14/97                            2,994
        SRD Finance Inc.
          5.71%, 8/21/97                            1,984
   (a)  Sanwa Business Credit Corp.
          5.71%, 7/16/97                            2,500
        --------------------------------------------------
                                                   12,447
---------------------------------------------------------
CAPTIVE BUSINESS LENDING--5.4%
---------------------------------------------------------
        BAT Capital Corp.
          5.60%, 7/23/97                            2,990
   (a)  FINOVA Capital Corp.
          5.74%, 7/15/97                            2,000
        --------------------------------------------------
                                                    4,990

---------------------------------------------------------
                                                 VALUE
---------------------------------------------------------
---------------------------------------------------------
CONSUMER LENDING--5.4%
---------------------------------------------------------
   (a)  Countrywide Home Loans
          6.18%, 7/23/97                          $ 2,004
        General Electric Capital Services
          5.57%, 7/22/97                            2,990
        --------------------------------------------------
                                                    4,994
---------------------------------------------------------
DIVERSIFIED FINANCE--8.0%
---------------------------------------------------------
        Dynamic Funding Corp.
          5.70%, 7/7/97                             3,497
        Old Line Funding Corp.
          5.76%, 7/11/97                            1,997
        STRAIT Capital Corp.
          5.79%, 9/30/97                            1,971
        --------------------------------------------------
                                                    7,465
---------------------------------------------------------
FINANCIAL SERVICES--12.9%
---------------------------------------------------------
   (a)  Bear Stearns Cos. Inc.
          5.72%, 7/21/97                            2,000
   (a)  Goldman Sachs Group, L.P.
          5.68%, 7/16/97                            2,000
(a)(b)  Lehman Brothers Holdings Inc.
          5.72%, 7/16/97                            2,000
   (a)  Merrill Lynch & Co., Inc.
          5.65%, 7/18/97                            2,000
   (a)  Morgan Stanley & Co. Inc.
          5.66%, 7/18/97                            2,000
        Nomura Holding America Inc.
          5.83%, 7/29/97                            1,991
        --------------------------------------------------
                                                   11,991
---------------------------------------------------------
HEALTH CARE--4.3%
---------------------------------------------------------
        American Home Products
          5.65%, 7/14/97                            1,996
        Columbia/HCA Healthcare Corp.
          5.78%, 8/4/97                             1,989
        -------------------------------------------------
                                                    3,985
---------------------------------------------------------
UTILITIES--3.2%
---------------------------------------------------------
        NYNEX Corp.
          6.18%, 7/1/97                             3,000
        -------------------------------------------------
        TOTAL CORPORATE OBLIGATIONS--83.6%
        (AVERAGE MATURITY: 23 DAYS)                77,777
        -------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------
                                                    VALUE
---------------------------------------------------------
---------------------------------------------------------
CERTIFICATES OF DEPOSIT
---------------------------------------------------------
   (a)  AmSouth Bank of Alabama
          5.59%, 7/7/97                           $ 2,000
   (a)  Comerica Bank
          5.67%, 7/1/97                             1,999
   (a)  CoreStates Bank N.A.
          5.66%, 7/7/97                             1,000
        MBNA America Bank N.A.
          5.69%, 8/4/97                             3,000
   (a)  Morgan Guaranty Trust Co. of New York
          5.63%, 7/1/97                             1,999
   (a)  Old Kent Bank
          5.70%, 7/1/97                             2,000
   (a)  PNC Bank, N.A.
          5.62%, 7/1/97                             1,999
        -------------------------------------------------
        TOTAL CERTIFICATES OF DEPOSIT--15.0%
        (AVERAGE MATURITY: 9 DAYS)                 13,997
        -------------------------------------------------
        TOTAL INVESTMENTS--98.6%
        (AVERAGE MATURITY: 21 DAYS)                91,774
        -------------------------------------------------
        CASH AND OTHER ASSETS,
        LESS LIABILITIES--1.4%                      1,342
        -------------------------------------------------
        NET ASSETS--100%                          $93,116
        -------------------------------------------------

------------------------------------------------------
 NOTES TO KEMPER MONEY MARKET PORTFOLIO OF INVESTMENTS
------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at June 30, 1997. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid security representing 2.1% of net assets at June 30, 1997.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------
                                     PRINCIPAL
                                     AMOUNT OR
                                       NUMBER
         GOVERNMENT OBLIGATIONS      OF SHARES        VALUE
-------------------------------------------------------------
U.S. TREASURY BONDS
-------------------------------------------------------------
     10.375%, 2009                    $  4,865       $  5,908
     9.125%, 2009                        4,870          5,527
     14.00%, 2011                        5,090          7,667
     13.875%, 2011                      16,180         23,921
     12.00%, 2013                        1,800          2,533
     12.50%, 2014                       15,135         22,244
     10.625%, 2015                       8,500         11,826
     6.50%, 2026                         2,625          2,521
     6.00%, 2026                         1,030            923
-------------------------------------------------------------

U.S. TREASURY NOTES
-------------------------------------------------------------
     7.75%, 2000                         6,000          6,220
     7.875%, 2001                        7,000          7,381
     7.75%, 2001                         9,000          9,415
     6.625%, 2002                        3,340          3,372
     6.25%, 2003                         8,500          8,437
-------------------------------------------------------------

MORTGAGE BACKED SECURITIES
-------------------------------------------------------------
     GNMA, 6.50%, 2024                  14,745         14,188
     FNMA, 7.00%, 2027                   3,004          2,944
-------------------------------------------------------------

PROVINCE OF QUEBEC, CANADA
-------------------------------------------------------------
     8.625%, 2005                        2,000          2,184
     --------------------------------------------------------
     TOTAL GOVERNMENT OBLIGATIONS--18.3%
     (COST: $136,768)                                 137,211
     --------------------------------------------------------

     COMMON STOCKS
-------------------------------------------------------------
 BASIC INDUSTRIES--4.9%
-------------------------------------------------------------
     Air Products & Chemicals           52,000shs.      4,225
     Betz Dearborn Inc.                 84,900          5,603
     Cementos Mexicanos, S.A.
       de C.V., "B," ADR                38,700            187
     Crown Cork & Seal Co.              85,000          4,542
     Ferro Corp.                       170,000          6,301
     W.R. Grace & Co.                  110,000          6,064
     Praxair, Inc.                     113,100          6,334
     Rentokil Initial PLC               42,000            147
     Temple-Inland Inc.                 50,000          2,700
     Toray Industries                   23,000            164
     Tubos de Acero
       de Mexico, S.A., ADR              7,300            135
     --------------------------------------------------------
                                                       36,402
-------------------------------------------------------------
 CAPITAL GOODS--5.0%
-------------------------------------------------------------
     Boeing Co.                         26,000          1,380
     Emerson Electric Co.              100,000          5,506
     General Electric Co.              190,000         12,421
     B.F. Goodrich Co.                 250,000         10,828
     Sony Corp.                          1,600            140
     Sundstrand Corp.                   75,000          4,186
     Technip S.A.                        3,468            403
     York International Corp.           60,000          2,760
     --------------------------------------------------------
                                                       37,624

-------------------------------------------------------------
                                       NUMBER
                                     OF SHARES        VALUE
-------------------------------------------------------------
 CONSUMER CYCLICALS--6.4%
-------------------------------------------------------------
     Avon Products                      40,000       $  2,822
     Carnival Corp.                    140,000          5,775
(a)  Consolidated Stores Corp.         137,500          4,778
     CVS Corp.                          70,000          3,587
     R.R. Donnelley & Sons Co.         160,000          5,860
(a)  Federated Department Stores        90,000          3,127
     Hudson's Bay Co.                   54,200          1,217
     Manpower, Inc.                     45,100          2,007
     May Department Stores Co.          72,000          3,402
     McDonald's Corp.                   50,000          2,416
(a)  MGM Grand                          50,000          1,850
     Pep Boys - Manny Moe & Jack        99,000          3,372
     Reed International PLC             17,936            174
     Sears, Roebuck & Co.               40,000          2,150
     Time Warner                        60,000          2,895
     Tribune Co.                        20,000            961
     Wm. Wrigley Jr. Co.                21,400          1,434
     --------------------------------------------------------
                                                       47,827
-------------------------------------------------------------
 CONSUMER DURABLES--1.9%
-------------------------------------------------------------
     Honda Motor Co., Ltd.               6,000            181
     Leggett & Platt Inc.              163,100          7,013
     Matsushita Electric Industrial
       Co., Ltd.                        10,000            202
     Stanley Works                     170,000          6,800
     --------------------------------------------------------
                                                       14,196
-------------------------------------------------------------
 CONSUMER STAPLES--5.6%
-------------------------------------------------------------
     CPC International                  55,000          5,077
     International Flavors &
      Fragrances                        80,000          4,040
     PepsiCo                           170,000          6,386
     Philip Morris Companies           269,400         11,955
     RJR Nabisco Holdings Corp.        100,000          3,300
     Unilever N.V., ADR                 30,000          6,540
     UST, Inc.                          80,000          2,220
     Whitman Corp.                     100,000          2,531
     --------------------------------------------------------
                                                       42,049

-------------------------------------------------------------
 ENERGY--4.0%
-------------------------------------------------------------
     AMOCO Corp.                        70,000          6,086
     British Petroleum                  12,008            149
     Exxon Corp.                        83,200          5,117
     Mobil Corp.                       102,000          7,127
     Pennzoil Co.                       30,000          2,302
     Royal Dutch Petroleum              40,000          2,175
     Tosco Corp.                       130,000          3,892
     Unocal Corp.                       85,000          3,299
     --------------------------------------------------------
                                                       30,147

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------
                                       NUMBER
                                     OF SHARES          VALUE
-------------------------------------------------------------
 FINANCE--10.7%
-------------------------------------------------------------
     ADVANTA Corp.                     150,000       $  5,353
     Allstate Corp.                     55,000          4,015
     American Express Co.               65,000          4,842
     American General Corp.            100,000          4,775
     American International Group       10,000          1,494
     Banc One Corp.                    151,567          7,342
     Banco Santander, S.A.               4,035            125
     BankAmerica Corp.                  40,000          2,582
     BankBoston                         34,000          2,450
     Bank of Ireland                    24,905            273
     CITIC Pacific Ltd.                 42,000            262
     Cheung Kong Holdings Ltd.          22,000            217
     Dean Witter Discover              170,000          7,321
     Development Bank of Singapore      13,000            164
     Great Western Financial Corp.      40,000          2,150
     Household International            50,000          5,872
     ING Groep N.V.                      5,926            274
     ITT Hartford Group                 50,000          4,137
     Jefferson-Pilot Corp.              98,600          6,890
     KeyCorp                            40,000          2,235
     Mellon Bank Corp.                 104,000          4,693
     PNC Bank, N.A.                    105,000          4,371
     Summit Bancorp                     60,000          3,008
     Travelers Group                    45,000          2,838
     Washington Mutual                  45,000          2,689
     --------------------------------------------------------
                                                       80,372

-------------------------------------------------------------
 HEALTH CARE--10.7%
-------------------------------------------------------------
     Abbott Laboratories               120,000          8,010
     C.R. Bard                          80,000          2,905
(a)  Biogen                            100,000          3,387
     Biomet, Inc.                      300,000          5,587
     Bristol-Myers Squibb Co.           54,000          4,374
(a)  British Biotech, PLC               36,500            139
(a)  Fresenius Medical Care, ADS         2,090            150
     Glaxo Wellcome PLC                100,000          4,181
(a)  HealthCare COMPARE Corp.           86,100          4,509
(a)  HEALTHSOUTH Corp.                 140,000          3,491
     Eli Lilly & Co.                    65,000          7,105
     Novartis, ADR                      85,000          6,811
     Perkin-Elmer Corp.                150,000         11,934
     Pfizer Inc.                        27,000          3,227
     Roche Holding A.G.                     20            181
(a)  Tenet Healthcare Corp.            160,000          4,730
     United Healthcare Corp.            50,000          2,600
     Warner-Lambert Co.                 54,000          6,710
     --------------------------------------------------------
                                                       80,031

-------------------------------------------------------------
                                       NUMBER
                                     OF SHARES        VALUE
                                     OR PRINCIPAL
                                     AMOUNT
-------------------------------------------------------------
 TECHNOLOGY--12.5%
-------------------------------------------------------------
     AMP Inc.                           50,000       $  2,087
(a)  Cadence Design Systems             76,000          2,546
(a)  Cisco Systems                      35,000          2,349
     Computer Associates
     International                      50,000          2,784
(a)  Computer Sciences Corp.            30,000          2,164
(a)  Compuware Corp.                   100,000          4,775
     L.M. Ericsson Telephone Co.,
      "B"                                8,045            317
(a)  Gartner Group                      80,000          2,875
     Harris Corp.                      100,000          8,400
     Hewlett-Packard Co.               100,000          5,600
     Honeywell Inc.                     80,000          6,070
     Intel Corp.                        33,000          4,680
     International Business
      Machines                          30,000          2,706
     Motorola                           90,000          6,840
     Murata Manufacturing                5,000            199
(a)  Oracle Corp.                      170,000          8,564
(a)  PeopleSoft Inc.                   100,000          5,275
     Pitney Bowes                       68,000          4,726
(a)  Sterling Commerce Inc.             99,500          3,271
(a)  Sun Microsystems                  150,000          5,583
(a)  Tellabs, Inc.                      81,000          4,526
(a)  Teradyne                           56,000          2,198
     United Technologies                60,000          4,980
     --------------------------------------------------------
                                                       93,515

-------------------------------------------------------------
 TRANSPORTATION--1.3%
-------------------------------------------------------------
     CSX Corp.                          90,000          4,995
     Norfolk Southern Corp.             45,000          4,534
     Swire Pacific Ltd., "A"            19,500            176
     --------------------------------------------------------
                                                        9,705

-------------------------------------------------------------
 UTILITIES--1.6%
-------------------------------------------------------------
     AT&T                              100,000          3,506
     Ameritech Corp.                    60,000          4,076
     SBC Communications Inc.            60,000          3,713
     Telefonica de Espana S.A.           7,950            230
     Telefonica del Peru S.A., ADR       8,000            210
     --------------------------------------------------------
                                                       11,735
     --------------------------------------------------------
     TOTAL COMMON STOCKS--64.6%
     (COST: $394,522)                                 483,603
     --------------------------------------------------------

     CORPORATE OBLIGATIONS
-------------------------------------------------------------
 BASIC INDUSTRIES--1.0%
-------------------------------------------------------------
     Euramax International,
      11.25%, 2006                    $  2,850          3,064
     Riverwood International,
      10.25%, 2006                       2,650          2,617
     Stone Container Corp.,
      11.875%, 2016                      1,000          1,065
     Stone Container Finance Corp.,
      11.50%, 2006                         500            517
     --------------------------------------------------------
                                                        7,263

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT           VALUE
-------------------------------------------------------------
CONSUMER CYCLICALS--7.4%
-------------------------------------------------------------
     AFC Enterprises, Inc.,
       10.25%, 2007                   $    100       $    100
     AMF Group
(b)    12.25%, 2006                      1,000            714
       10.875%, 2006                     2,100          2,273
     American Radio System Corp.,
       9.00%, 2006                       1,260          1,285
     Cablevision Systems Corp.,
       9.25%, 2005                       1,800          1,854
     Cinemark USA, Inc.,
       9.625%, 2008                      1,360          1,387
     Comcast Cable Communications,
       8.875%, 2017                      1,000          1,088
     Comcast Corp.,
       9.375%, 2005                      1,500          1,566
(b)  Comcast UK Cable Partners
      Ltd.,
       11.20%, 2007                      2,880          2,171
     Delco Remy International,
       10.625%, 2006                     1,000          1,060
     Del Webb Corp.,
       9.75%, 2008                       2,600          2,629
     Empress River Casino,
       10.75%, 2002                      2,000          2,130
     Federated Department Stores,
       10.00%, 2001                      2,000          2,196
     Granite Broadcasting Corp.,
       9.375%, 2005                      1,240          1,198
     Hayes Wheels International,
      Inc.,
       11.00%, 2006                      1,500          1,650
     Hilton Hotels Corp.
       7.375%, 2002                      1,000          1,007
       7.95%, 2007                         500            513
     K-III Communications Corp.,
       8.50%, 2006                         750            756
     Kinder-Care Learning Centers,
       9.50%, 2009                         500            482
     Marriott International,
       6.75%, 2009                         500            472
     News American Holdings,
       9.25%, 2013                       1,000          1,115
     Pathmark Stores, Inc.,
       9.625%, 2003                      2,545          2,450
     J.C. Penney Co.
       7.60%, 2007                       2,000          2,068
       7.95%, 2017                          50             52
     Rogers Cantel Mobile Inc.,
       11.125%, 2002                     1,790          1,853
     Royal Caribbean Cruises Ltd.,
       8.25%, 2005                       2,000          2,098
     Sears Roebuck Acceptance
      Corp.,
       6.75%, 2005                       2,000          1,970

-----------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
-----------------------------------------------------------
 CONSUMER CYCLICALS--CONTINUED
-----------------------------------------------------------
     Sinclair Broadcasting Group,
       Inc.,
       10.00%, 2003                   $  1,710       $  1,761
     Station Casinos Inc.,
       10.125%, 2006                     1,700          1,700
     TCI Communications,
       8.65%, 2004                       1,000          1,054
(b)  TeleWest Communications PLC,
       11.00%, 2007                      4,020          2,920
     Time Warner Entertainment Co.,
       L.P.,
       8.875%, 2012                      1,000          1,100
     Time Warner Inc.,
       9.125%, 2013                      1,000          1,108
     Trump Atlantic City,
       11.25%, 2006                      1,800          1,759
     USA Mobile Communications, Inc.,
       9.50%, 2004                       1,750          1,619
     Viacom Inc.,
       8.00%, 2006                       2,500          2,425
(b)  Videotron Holdings PLC,
       11.125%, 2004                       625            566
     Windy Hill Pet Food Co., Inc.,
       9.75%, 2007                       1,300          1,303
     --------------------------------------------------------
                                                       55,452

-------------------------------------------------------------
 CONSUMER DURABLES--.3%
-------------------------------------------------------------
     Nortek, Inc.,
       9.875%, 2004                         90             92
     WestPoint Stevens,
       9.375%, 2005                      2,050          2,137
     --------------------------------------------------------
                                                        2,229

-------------------------------------------------------------
 CONSUMER STAPLES--.2%
-------------------------------------------------------------
     Nabisco Inc., 8.00%, 2000           1,000          1,026
-------------------------------------------------------------
 ENERGY--1.1%
-------------------------------------------------------------
     Gulf Canada Resources Ltd.,
       9.25%, 2004                       1,500          1,575
     Petronas Dagangan Bhd
       7.125%, 2005                      1,000          1,003
       7.125%, 2006                      1,000          1,000
     Repsol International Finance,
       7.00%, 2005                       1,000          1,002
     USX Corp.,
       9.375%, 2012                      2,000          2,307
     Wiser Oil Co.,
       9.50%, 2007                       1,350          1,347
     --------------------------------------------------------
                                                        8,234


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

---------------------------------------------------------------
                                       PRINCIPAL
                                         AMOUNT           VALUE
---------------------------------------------------------------
 FINANCE--3.3%
---------------------------------------------------------------
     AB Spintab,
       7.50%, 2049                      $  2,000       $  2,008
     ABN AMRO Bank,
       8.25%, 2009                         2,000          2,101
     Abbey National PLC,
       7.35%, 2049                         1,300          1,304
     Banco Central Hispano Americano,
       7.50%, 2005                         1,000          1,011
     Bangkok Bank Ltd.,
       7.25%, 2005                         2,000          1,910
     Cole National Group,
       9.875%, 2006                        2,640          2,785
     Continental Homes Holding Corp.,
       10.00%, 2006                        1,000          1,030
     Corporacion Andina De Formento,
       7.79%, 2017                         1,750          1,774
     Den Danske Bank,
       7.40%, 2010                         2,000          2,010
     Lehman Brothers Holdings,
       7.375%, 2007                        2,000          1,999
     Morgan Stanley Group,
       6.875%, 2007                        1,600          1,569
     Petrozuata Financial,
       7.63%, 2009                           400            403
     Prudential Insurance,
       8.30%, 2025                         1,000          1,027
     Salomon Inc.,
       7.50%, 2003                         1,000          1,018
     Skandinaviska Enskilda Banken,
       6.625%, 2049                        1,000            988
     Svenska Handelsbanken,
       7.125%, 2049                        1,750          1,715
     ----------------------------------------------------------
                                                         24,652
---------------------------------------------------------------
 HEALTH CARE--.6%
---------------------------------------------------------------
     MedPartners,
       7.375%, 2006                        2,000          2,002
     Tenet Healthcare Corp.
       10.125%, 2005                       1,600          1,744
       8.625%, 2007                        1,000          1,015
     ----------------------------------------------------------
                                                          4,761

---------------------------------------------------------------
                                       PRINCIPAL
                                         AMOUNT         VALUE
---------------------------------------------------------------
 TRANSPORTATION--.2%
---------------------------------------------------------------
     CSX Corp., 7.45%, 2007           $  1,450       $  1,480
---------------------------------------------------------------
 UTILITIES--1.2%
---------------------------------------------------------------
(b)  Call-Net Enterprises Inc.,
       13.25%, 2004                          500            433
     Commonwealth Edison,
       6.40%, 2005                         1,000            931
(b)  Diamond Cable Communication PLC,
       10.75%, 2007                          500            282
(b)  International CableTel Inc.,
       11.50%, 2006                        2,600          1,794
(b)  PanAmSat, L.P.,
       11.375%, 2003                       1,800          1,744
     Tenaga Nasional Berhad,
       7.875%, 2004                        1,750          1,827
     U.S. West Capital Funding
      Inc.,
       7.30%, 2007                         2,000          2,003
     ----------------------------------------------------------
                                                          9,014
     ----------------------------------------------------------
     TOTAL CORPORATE
     OBLIGATIONS--15.3%
     (COST: $112,597)                                   114,111
     ----------------------------------------------------------
     TOTAL INVESTMENTS--98.2%
     (COST: $643,887)                                   734,925
     ----------------------------------------------------------
     OTHER ASSETS, LESS
     LIABILITIES--1.8%                                   13,521
     ----------------------------------------------------------
     NET ASSETS--100%                                  $748,433
     ----------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO KEMPER TOTAL RETURN PORTFOLIO OF INVESTMENTS
 -------------------------------------------------------------------------------
(a) Non-income producing security.

(b) Deferred interest obligation; currently zero coupon under the terms of the initial offering.

Based on the cost of investments of $643,887,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $93,601,000, the gross unrealized depreciation was $2,563,000 and the net unrealized appreciation on investments was $91,038,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

------------------------------------------------------------
                                     PRINCIPAL
         GOVERNMENT OBLIGATIONS       AMOUNT          VALUE
------------------------------------------------------------
U.S. TREASURY NOTES AND BONDS
------------------------------------------------------------
     9.125%, 1999                    $  3,000       $  3,160
     8.875%, 1999                       6,200          6,471
     6.625%, 2002                       6,000          6,057
     -------------------------------------------------------
     TOTAL GOVERNMENT
     OBLIGATIONS--4.7%
     (Cost: $15,642)                                  15,688
     -------------------------------------------------------

------------------------------------------------------------
     CORPORATE OBLIGATIONS
------------------------------------------------------------
AEROSPACE--2.3%
------------------------------------------------------------
     Airlines Pass Through Trust,
       10.875%, 2019                      1,190          1,369
     Fairchild Corp.,
       12.00%, 2001                       2,840          2,868
     Greenwich Air Services,
       10.50%, 2006                         445            512
     Howmet Inc.,
       10.00%, 2003                         270            292
     K & F Industries, Inc.
       11.875%, 2003                        329            346
       10.375%, 2004                      1,510          1,593
     UNC, Inc.,
       11.00%, 2006                         635            745
     ---------------------------------------------------------
                                                         7,725

--------------------------------------------------------------
BROADCASTING, CABLESYSTEMS AND PUBLISHING--16.9%
--------------------------------------------------------------
     Affinity Group, Inc.,
       11.50%, 2003                       1,590          1,705
     American Radio Systems Corp.,
       9.00%, 2006                        1,260          1,285
(b)  Australis Holdings,
       15.00%, 2002                       3,660          2,635
     Azteca Holdings, S.A. de C.V.,
       11.00%, 2002                         530            536
(b)  Bell Cablemedia PLC
       11.95%, 2004                       3,140          2,838
       11.875%, 2005                        150            125
     Big Flower Press, Inc.
       10.75%, 2003                       2,427          2,621
       8.875%, 2007                       3,000          2,970
     Busse Broadcasting,
       11.625%, 2000                        680            721
     CAI Wireless Systems,
       12.25%, 2002                       1,000            325
     Cablevision Systems Corp.
       9.250%, 2005                         420            432
       9.875%, 2013                       1,145          1,185
       10.50%, 2016                       1,440          1,562
     Capstar Broadcasting
     Partners, Inc.,
(b)    12.75%, 2009                       1,600          1,032
     Capstar Radio Broadcasting,
       9.25%, 2007                          530            518
     CCA Holdings,
       13.00%, 1999                       1,000          1,235
(b)  Charter Communications,
       14.00%, 2007                       1,870          1,258
     Comcast Cellular Holdings,
       Inc.,
       9.50%, 2007                        3,200          3,220

--------------------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT           VALUE
--------------------------------------------------------------
BROADCASTING, CABLESYSTEMS AND PUBLISHING--CONTINUED
--------------------------------------------------------------
     Comcast Corp.,
       9.125%, 2006                    $  2,180       $  2,278
(b)  Comcast UK Cable Partners
       Ltd.,
       11.20%, 2007                       4,630          3,490
(b)  CS Wireless,
       11.375%, 2006                      2,420            569
(b)  Diamond Cable Communication
      PLC,
       10.75%, 2007                         890            502
     Frontiervision,
       11.00%, 2006                       1,140          1,197
     Granite Broadcasting Corp.,
       10.375%, 2005                      1,220          1,238
     Innova S De R.L.,
       12.875%, 2007                      1,400          1,470
     International Cable,
       10.00%, 2007                         280            283
(b)  International CableTel Inc.
       12.75%, 2005                       4,200          3,192
       11.50%, 2006                         170            117
     Multicanal Participacoes,
       12.625%, 2004                        820            939
     Neodata Services,
       12.00%, 2003                       1,610          1,719
     Newsquest Capital PLC,
       11.00%, 2006                       1,600          1,744
(b)  People's Choice TV Unit,
       13.125%, 2004                      2,050            738
     Sinclair Broadcasting Group,
      Inc.,
       10.00%, 2003                       1,880          1,936
     STC Broadcasting,
       11.00%, 2007                         590            627
     Sullivan Broadcasting
       10.25%, 2005                         410            416
       13.25%, 2006                         810          1,004
     Telewest Communications PLC
       9.625%, 2006                       1,200          1,236
(b)    11.00%, 2007                       3,065          2,226
     TV Azteca,
       10.50%, 2007                         885            905
(b)  UIH Australia Pacific, Inc.,
       14.00%, 2006                       1,080            653
(b)  Videotron Holdings PLC
       11.125%, 2004                        745            674
       11.00%, 2005                       1,020            849
     --------------------------------------------------------
                                                        56,205

--------------------------------------------------------------
BUSINESS SERVICES--3.0%
--------------------------------------------------------------
     Allied Waste Industries
       10.25%, 2006                         790            847
(b)    11.30%, 2007                       1,770          1,111
     Brooks Fiber Properties, Inc.
(b)    11.875%, 2006                      2,200          1,430
(b)    10.875%, 2006                        690            469
       10.00%, 2007                         550            556
     Corporate Express Inc.,
       9.125%, 2004                       1,300          1,300
     Outdoor Systems, Inc.,
       9.375%, 2006                       3,305          3,330
     Universal Outdoor Holdings,
       Inc.,
       9.75%, 2006                          880            914
     ---------------------------------------------------------
                                                         9,957

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT           VALUE
--------------------------------------------------------------
--------------------------------------------------------------
CHEMICALS AND AGRICULTURE--4.0%
--------------------------------------------------------------
     Agriculture, Mining and
     Chemicals, Inc.,
       10.75%, 2003                    $    940       $    996
     Atlantis Group, Inc.,
       11.00%, 2003                       1,735          1,787
     Hines Horticulture,
       11.75%, 2005                         610            642
     NL Industries Inc.
       11.75%, 2003                       1,330          1,443
(b)    13.00%, 2005                       1,350          1,272
     Polymer Group Inc.,
       12.25%, 2002                         907          1,009
     Polytama International
     Finance, B.V.,
       11.25%, 2007                         530            546
     Rexene Corp.,
       11.75%, 2004                       2,180          2,474
     Terra Industries Inc.,
       10.50%, 2005                         840            911
     Texas Petrochemicals,
       11.125%, 2006                      1,040          1,113
     UCC Investors Holdings, Inc.
       10.50%, 2002                         840            911
       11.00%, 2003                         300            323
     ---------------------------------------------------------
                                                        13,427
--------------------------------------------------------------
COMMUNICATIONS--9.4%
--------------------------------------------------------------
(b)  Call-Net Enterprises Inc.,
       13.25%, 2004                       1,100            953
(b)  Cellular, Inc.,
       11.75%, 2003                       1,795          1,750
(b)  Comcel,
       13.125%, with warrants, 2003       2,200          1,716
     CommNet Cellular,
       11.25%, 2005                         730            840
     Dobson Communication Corp.,
       11.75%, 2007                       1,800          1,764
     Econophone, Inc.,
       13.50%, 2007                         750            758
(b)  ICG Holdings,
       13.50%, 2005                       2,170          1,573
     Intermedia Capital Partners,
       11.25%, 2006                       1,300          1,404
     Intermedia Communications of
       Florida, Inc.,
       13.50%, with warrants, 2005        1,870          2,337
(b)  McLeod, Inc.,
       10.50%, 2007                         880            563
(b)  Millicom International Cellular,
       S.A., 13.50%, 2006                 2,410          1,738
     Nextlink Communications,
       12.50%, 2006                         850            911
     Paging Network, Inc.
       10.125%, 2007                         80             78
       10.00%, 2008                         450            432
(b)  PanAmSat, L.P.,
       11.375%, 2003                      4,155          4,025
(b)  PTC International Finance
       B.V.,
       10.75%, 2007                         780            474
     Rogers Cantel Mobile Inc.
       11.125%, 2002                      2,570          2,660
       9.375%, 2008                         200            211
       9.75%, 2016                          800            852
     Telex Communication, Inc.,
       10.50%, 2007                         950            990

--------------------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT           VALUE
--------------------------------------------------------------
COMMUNICATIONS--CONTINUED
--------------------------------------------------------------
     USA Mobile Communications,
       Inc.
       14.00%, 2004                    $    880       $    972
       9.50%, 2004                          760            703
     Vanguard Cellular Systems,
       9.375%, 2006                       1,280          1,286
     Western Wireless
       10.50%, 2006                         430            448
       10.50%, 2007                       1,070          1,114
     Winstar Equipment,
       12.50%, 2004                         780            762
     ---------------------------------------------------------
                                                        31,314

--------------------------------------------------------------
CONSTRUCTION MATERIALS--3.4%
--------------------------------------------------------------
     American Standard Inc.
(b)    10.50%, 2005                       1,110          1,093
       9.25%, 2016                        1,300          1,355
(b)  Building Materials Corporation
       of America,
       11.75%, 2004                       3,895          3,554
     Falcon Building Products, Inc.
(b)    10.50%, 2007                       1,030            613
       9.50%, 2007                          410            409
     Nortek, Inc.,
       9.875%, 2004                       1,380          1,411
     Triangle Pacific Corp.,
       10.50%, 2003                       2,185          2,327
     Waxman Industries, Inc.
(b)    12.75%, 2004                         400            343
       52,274 warrants expiring 2004                       165
     ---------------------------------------------------------
                                                        11,270

--------------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES--7.6%
--------------------------------------------------------------
     AFC Enterprises, Inc.,
       10.25%, 2007                         710            710
     Ameriking, Inc.,
       10.75%, 2006                         920            964
     AMF Group
(b)    12.25%, 2006                       2,940          2,100
       10.875%, 2006                      2,440          2,641
     Avondale Mills,
       10.25%, 2006                       1,620          1,705
     Cinemark USA, Inc.,
       9.625%, 2008                         980          1,000
     Coinmach Corp.,
       11.75%, 2005                       2,630          2,926
     Commemorative Brands,
       11.00%, 2007                       1,000          1,048
(b)  Dr. Pepper Bottling Holdings,
       Inc.,
       11.625%, 2003                      1,330          1,323
     Herff Jones, Inc.,
       11.00%, 2005                         500            540
     Kinder-Care Learning Centers,
       9.50%, 2009                        2,360          2,277
     Pillowtex Corp.,
       10.00%, 2006                         320            336
     Premier Parks Inc.,
       12.00%, 2003                         780            866
(b)  Six Flags Theme Park,
       12.25%, 2005                       3,250          3,331
     Van De Kamps, Inc.,
       12.00%, 2005                         600            668
     WestPoint Stevens,
       9.375%, 2005                       2,550          2,658
     Windy Hill Pet Food Co., Inc.,
       9.75%, 2007                          270            271
     ---------------------------------------------------------
                                                        25,364

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT           VALUE
--------------------------------------------------------------
DRUGS AND HEALTH CARE--2.2%
--------------------------------------------------------------
     Dade International Inc.,
       11.125%, 2006                   $  1,730       $  1,931
     Integrated Health Services,
       Inc.,
       9.50%, 2007                          600            615
     Magellan Health Services,
       11.25%, 2004                       1,410          1,572
     Tenet Healthcare, Corp.
       10.125%, 2005                        970          1,057
       8.00%, 2005                        1,460          1,460
       8.625%, 2007                         610            619
     ---------------------------------------------------------
                                                         7,254
--------------------------------------------------------------
ENERGY AND RELATED SERVICES--6.6%
--------------------------------------------------------------
     Bellwether Exploration Co.,
       10.875%, 2007                        490            523
     Benton Oil & Gas Co.,
       11.625%, 2003                      1,215          1,326
     Coda Energy,
       10.50%, 2006                       1,460          1,548
     Empire Gas Corp.,
       7.00%, with warrants, 2004         1,310          1,192
     Ferrellgas Partners, L.P.,
       9.375%, 2006                       1,000          1,025
     Flores & Rucks Inc.,
       13.50%, 2004                       1,660          1,994
     Forcenergy Gas Exploration
       9.50%, 2006                        1,470          1,522
       8.50%, 2007                        1,520          1,482
     Forman Petroleum Corp.,
       13.50%, 2004                         550            546
     Gulf Canada Resources Ltd.,
       9.625%, 2005                       1,055          1,134
     Mesa Operating Co.,
       10.625%, 2006                        920          1,047
     Pacalta Resources Ltd.,
       10.75%, 2004                       1,160          1,183
     Parker Drilling Corp.,
       9.75%, 2006                        1,140          1,194
     Plains Resources,
       10.25%, 2006                         950          1,012
     United Meridian Corp.,
       10.375%, 2005                      2,020          2,172
     Vintage Petroleum
       9.00%, 2005                        1,810          1,837
       8.625%, 2009                         150            149
     Wiser Oil Co.,
       9.50%, 2007                          920            918
     ---------------------------------------------------------
                                                        21,804
--------------------------------------------------------------
FINANCIAL SERVICES, HOME BUILDING AND REAL ESTATE--5.2%
--------------------------------------------------------------
     Cityscape Financial Corp.,
       12.75%, 2004                         880            871
     Continental Homes Holding
       Corp.,
       10.00%, 2006                         846            871
     Del Webb Corp.,
       9.75%, 2008                          930            941
     DVI, Inc.,
       9.875%, 2004                         520            525
     Ford Motor Credit,
       6.011%, 2002                         900            900
     Forecast Group L.P.,
       11.375%, 2000                        765            734
     Fortress Group,
       13.75%, 2003                         880            917
     GMAC,
       5.976%, 2002                       1,700          1,696

--------------------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT           VALUE
--------------------------------------------------------------
 FINANCIAL SERVICES, HOME BUILDING AND REAL ESTATE--CONTINUED
--------------------------------------------------------------
     Household Financial,
       6.012%, 2002                    $    975       $    975
     Hovnanian Kent,
       11.25%, 2002                       1,858          1,946
     Intertek Finance PLC,
       10.25%, 2006                         940            978
     J.M. Peters Co.,
       12.75%, 2002                         850            876
     Kaufman & Broad Home Corp.,
       9.625%, 2006                         910            946
     Presley Companies,
       12.50%, 2001                       1,865          1,865
     UDC Homes,
       12.50%, 2000                         850            861
     Williams Scotsman, Inc.,
       9.875%, 2007                       1,300          1,297
     ---------------------------------------------------------
                                                        17,199
--------------------------------------------------------------
 HOTEL AND GAMING--2.4%
--------------------------------------------------------------
     Eldorado Resorts,
       10.50%, 2006                       1,880          2,016
     Empress River Casino,
       10.75%, 2002                       1,340          1,427
     Harvey's Casino Resorts,
       10.625%, 2006                        380            410
     Players International,
       10.875%, 2005                        660            683
     Station Casinos Inc.,
       10.125%, 2006                        510            510
     Trump Atlantic City,
       11.25%, 2006                       3,139          3,068
     ---------------------------------------------------------
                                                         8,114
--------------------------------------------------------------
MANUFACTURING, METALS AND MINING--12.8%
--------------------------------------------------------------
     Aftermarket Technology,
       12.00%, 2004                       1,035          1,149
     Alvey Systems,
       11.375%, 2003                        370            382
     Bar Technologies,
       13.50%, with warrants, 2001        1,060          1,122
     Collins & Aikman Corp.,
       11.50%, 2006                       1,820          2,057
     Crain Industries, Inc.,
       13.50%, 2005                       1,180          1,342
     Day International Group, Inc.,
       11.125%, 2005                      1,680          1,772
     Delco Remy International,
       10.625%, 2006                      1,630          1,728
     Essex Group Inc.,
       10.00%, 2003                       1,290          1,355
     Euramax International,
       11.25%, 2006                       1,580          1,699
     EV International,
       11.00%, 2007                         920            973
     Fairfield Manufacturing Co.,
       11.375%, 2001                        780            827
     Foamex L.P.,
       9.875%, 2007                       1,000          1,020
     GS Technologies
       12.00%, 2004                         380            409
       12.25%, 2005                         620            679
     Gulf States Steel,
       13.50%, with warrants, 2003          900            909
     Hayes Wheels International,
       Inc.,
       11.00%, 2006                       1,750          1,925
     IMO Industries,
       11.75%, 2006                       1,460          1,745

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT          VALUE
--------------------------------------------------------------
MANUFACTURING, METALS AND MINING--CONTINUED
--------------------------------------------------------------
     Jordan Industries,
       10.375%, 2003                   $  1,160       $  1,201
     JPS Automotive Products Corp.,
       11.125%, 2001                      1,780          1,949
     Key Plastics,
       10.25%, 2007                         650            684
     Knoll Inc.,
       10.875%, 2006                        566            624
     MMI Products, Inc.,
       11.25%, 2007                         400            426
     Motors and Gears, Inc.,
       10.75%, 2006                       1,200          1,236
     Neenah Corp.,
       11.125%, 2007                      1,320          1,401
     Newflo Corp.,
       13.25%, 2002                       1,270          1,368
     Oxford Automotive, Inc.,
       10.125%, 2007                        380            381
     Renco Metals,
       11.50%, 2003                       1,860          1,990
     Spinnaker Industries,
       10.75%, 2006                       1,200          1,209
     Terex Corp. Unit,
       13.25%, 2002                       1,550          1,736
     Thermadyne Industries, Inc.
       10.25%, 2002                       1,320          1,389
       10.75%, 2003                         626            667
     UCAR Global,
       12.00%, 2005                       1,550          1,747
     WCI Steel Inc.,
       10.00%, 2004                       1,500          1,545
     Weirton Steel Corp.,
       11.375%, 2004                      1,000          1,068
     Wells Aluminum Corp.,
       10.125%, 2005                      1,010          1,043
     ---------------------------------------------------------
                                                        42,757
--------------------------------------------------------------
PAPER, FOREST PRODUCTS AND CONTAINERS--7.6%
--------------------------------------------------------------
     BPC Holding Corp.,
       12.50%, 2006                         750            819
     Berry Plastics Corp.,
       12.25%, 2004                       1,280          1,411
     BWAY Corp.,
       10.25%, 2007                         870            935
     Container Corporation of
       America,
       11.25%, 2004                         485            523
     Fonda Group,
       9.50%, 2007                          710            683
     Gaylord Container Corp.
       12.75%, 2005                         690            690
       9.75%, 2007                        1,730          1,903
     Maxxam Group, Inc.
(b)    12.25%, 2003                         440            407
       11.25%, 2003                       1,653          1,703
     National Fiberstock Corp.,
       11.625%, 2002                        760            787
     Owens-Illinois, Inc.
       9.95%, 2004                        1,125          1,183
       9.75%, 2004                        2,400          2,525
     Plastic Container,
       10.00%, 2006                          60             62
     Printpack, Inc.
       9.875%, 2004                         530            554
       10.625%, 2006                      1,200          1,272
     Riverwood International
       10.25%, 2006                         700            691
       10.875%, 2008                      3,400          3,060

--------------------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT         VALUE
--------------------------------------------------------------
PAPER, FOREST PRODUCTS AND CONTAINERS--CONTINUED
--------------------------------------------------------------
     Speciality Paperboard,
       9.375%, 2006                    $  1,155       $  1,172
     Stone Container Corp.
       9.875%, 2001                       1,635          1,627
       12.25%, 2002                         220            224
       11.50%, 2006                       1,785          1,848
     U.S. Can Corp.,
       10.125%, 2006                      1,180          1,258
     ---------------------------------------------------------
                                                        25,337
--------------------------------------------------------------
RETAILING--4.0%
--------------------------------------------------------------
     Brunos,
       10.50%, 2005                       1,050          1,055
     Cole National Group,
       9.875%, 2006                       1,360          1,435
(a)  Color Tile, Inc.,
       10.75%, 2001                       1,470             52
     Dominick's Finer Foods,
       10.875%, 2005                        400            445
     Finlay Fine Jewelry Corp.,
       10.625%, 2003                      2,020          2,131
     Guitar Center Management,
       11.00%, 2006                         880            959
     Hedstrom Corp.,
       10.00%, 2007                         370            373
     Pamida Holdings,
       11.75%, 2003                       1,340          1,276
     Pathmark Stores
       12.625%, 2002                      1,290          1,326
       9.625%, 2003                         590            568
     Petro Stopping Centers, L.P.,
       10.50%, 2007                       1,620          1,681
     Riddell Sports Inc.,
       10.50%, 2007                         325            333
     Specialty Retailers, Inc.
       8.50%, 2005                          270            269
       9.00%, 2007                          470            468
     Travelcenters of America,
     Inc.,
       10.25%, 2007                       1,000          1,025
     ---------------------------------------------------------
                                                        13,396
--------------------------------------------------------------
TECHNOLOGY--1.0%
--------------------------------------------------------------
     Communication and Power
     Industry, Inc.,
       12.00%, 2005                         585            652
     Computervision Corp.,
       11.375%, 1999                      1,020            996
     L-3 Communication Corp.,
       10.375%, 2007                        450            476
     Viasystems, Inc.,
       9.75%, 2007                        1,100          1,118
     ---------------------------------------------------------
                                                         3,242
--------------------------------------------------------------
TRANSPORTATION--.3%
--------------------------------------------------------------
(b)  Transtar Holdings, L.P.,
       13.375%, 2003                        631            536
     TFM, S.A. de C.V.,
       10.25%, 2007                         560            571
     ---------------------------------------------------------
                                                         1,107
     ---------------------------------------------------------
     TOTAL CORPORATE
     OBLIGATIONS--88.7%
     (Cost: $286,066)                                  295,472
     ---------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                      NUMBER
      COMMON AND PREFERRED STOCKS    OF SHARES       VALUE
-----------------------------------------------------------
     Benedek Unit, PIK, preferred       5,000shs.   $    561
(a)  Capital Pacific Holdings           3,634              4
     Computervision Corp.             130,160            602
(a)  Echostar Communications           14,987            234
     Foamex International, warrants       940             24
(a)  Gaylord Container Corp.          122,950            945
(a)  Intelcom Group, Inc.               4,851             49
(a)  Sinclair Capital                  13,000          1,381
(a)  Sullivan Broadcasting             12,960            130
     -------------------------------------------------------
     TOTAL COMMON AND PREFERRED
     STOCKS--1.2%
     (Cost: $2,858)                                    3,930
     -------------------------------------------------------

------------------------------------------------------------
                                   PRINCIPAL
                                     AMOUNT          VALUE
------------------------------------------------------------
     MONEY MARKET INSTRUMENTS--3.0%
     Yield--5.83%
     Due--July 1997
     (Cost: $10,000)                 $ 10,000       $ 10,000
     -------------------------------------------------------
     TOTAL INVESTMENTS--97.6%
     (Cost: $314,566)                                325,090
     -------------------------------------------------------
     CASH AND OTHER ASSETS, LESS
     LIABILITIES--2.4%                                 8,075
     -------------------------------------------------------
     NET ASSETS--100%                               $333,165
     -------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO KEMPER HIGH YIELD PORTFOLIO OF INVESTMENTS
 -------------------------------------------------------------------------------
(a) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

Based on the cost of investments of $314,566,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $14,993,000, the gross unrealized depreciation was $4,469,000 and the net unrealized appreciation on investments was $10,524,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

                                      NUMBER OF
                COMMON STOCKS          SHARES      VALUE
-----------------------------------------------------------
 BASIC INDUSTRIES--2.4%
-----------------------------------------------------------
     Cementos Mexicanos, S.A. de
       C.V., "B," ADR                  131,800    $    637
     W.R. Grace & Co.                  138,900       7,657
     Praxair, Inc.                      50,000       2,800
     Rentokil Initial PLC              150,000         527
     Toray Industries                   76,000         543
     Tubos de Acero de Mexico,
       S.A., ADR                        18,500         341
     -------------------------------------------------------
                                                    12,505
------------------------------------------------------------
 CAPITAL GOODS--7.8%
------------------------------------------------------------
     Boeing Co.                         81,400       4,319
     B.F. Goodrich Co.                 240,000      10,395
     Sony Corp.                          5,700         498
     Technip S.A.                        4,634         538
  (a)United Waste Systems              180,000       7,380
  (a)U.S. Filter Corp.                 261,500       7,126
  (a)USA Waste Services                 75,000       2,897
     York International Corp.          151,000       6,946
     -----------------------------------------------------
                                                    40,099
----------------------------------------------------------
 COMPUTER SYSTEMS AND SOFTWARE--15.8%
----------------------------------------------------------
  (a)Cadence Design Systems            340,000      11,390
  (a)Ceridian Corp.                    124,200       5,247
  (a)Compaq Computer Corp.              24,000       2,382
  (a)Electronic Arts                   235,000       7,902
  (a)Gartner Group                     200,000       7,187
     Hewlett-Packard Co.               110,500       6,188
     Microsoft Corp.                    20,200       2,553
     Murata Manufacturing               15,000         598
  (a)Parametic Technology Corp.        206,500       8,789
  (a)PeopleSoft Inc.                   110,700       5,839
     Pitney Bowes                       72,000       5,004
  (a)Sterling Commerce Inc.            325,000      10,684
  (a)Sun Microsystems                  216,000       8,039
     -----------------------------------------------------
                                                    81,802
----------------------------------------------------------
 CONSUMER CYCLICALS--9.5%
----------------------------------------------------------
  (a)AutoZone                          285,000       6,715
     Avon Products                      26,300       1,856
     Carnival Corp.                     90,000       3,712
  (a)Federated Department Stores       138,900       4,827
  (a)Tommy Hilfiger Corp.              184,000       7,395
     Home Depot                         62,500       4,309
     Hudson's Bay Co.                   16,700         375
  (a)Liberty Media Group, "A"          273,150       6,487
     Lowes Companies                    87,300       3,241
  (a)MGM Grand                         125,000       4,625
     Reed International PLC             62,228         603
     Sears, Roebuck & Co.               95,000       5,106
     -----------------------------------------------------
                                                    49,251
----------------------------------------------------------
 CONSUMER DURABLES--.2%
----------------------------------------------------------
     Honda Motor Co., Ltd.              19,000         573
     Matsushita Electric Industrial
       Co., Ltd.                        30,000         606
     -----------------------------------------------------
                                                     1,179
                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------
 CONSUMER STAPLES--4.0%
----------------------------------------------------------
     Gillette                           15,000    $  1,421
     Newell Co.                        135,000       5,349
     Philip Morris Companies           178,700       7,930
     Unilever N.V., ADR                 25,100       5,472
     -----------------------------------------------------
                                                    20,172
----------------------------------------------------------
 ENERGY--1.6%
----------------------------------------------------------
     Baker Hughes, Inc.                100,000       3,869
     British Petroleum                  42,673         530
     Halliburton Co.                    50,000       3,963
     -----------------------------------------------------
                                                     8,362
----------------------------------------------------------
 FINANCE--17.3%
----------------------------------------------------------
     ADVANTA Corp.                      50,300       1,795
     American Express Co.               67,500       5,029
     American General Corp.             90,000       4,298
     Banc One Corp.                    250,000      12,109
     Banco Santander, S.A.              12,900         398
     BankAmerica Corp.                  32,000       2,066
     Bank of Ireland                    74,636         819
     Chase Manhattan Corp.              75,000       7,280
     CITIC Pacific Ltd.                 90,000         562
     Cheung Kong Holdings Ltd.          51,000         504
     Dean Witter Discover              190,000       8,182
     Development Bank of Singapore      35,000         441
     Federal Home Loan Mortgage
       Corp.                           194,400       6,682
     Federal National Mortgage
       Association                      75,000       3,272
     First Bank Systems, Inc.          100,000       8,538
     Fleet Financial Group, Inc.       100,000       6,325
     Great Western Financial Corp.     128,300       6,896
     Household International            47,100       5,531
     ING Groep N.V.                     19,792         914
     MGIC Investment Corp.              36,800       1,764
     PNC Bank, N.A.                    126,700       5,274
     Starwood Lodging Trust             17,300         738
     -----------------------------------------------------
                                                    89,417
----------------------------------------------------------
 HEALTH CARE--18.0%
----------------------------------------------------------
     Amgen, Inc.                       180,000      10,462
  (a)Biogen                            290,000       9,824
     Boston Scientific                 135,000       8,294
     Bristol-Myers Squibb Co.           70,000       5,670
  (a)British Biotech, PLC              118,000         448
     Cardinal Health, Inc.              58,000       3,321
  (a)Fresenius Medical Care, ADS         6,640         477
     Guidant Corp.                      11,200         952
  (a)HealthCare COMPARE Corp.          100,000       5,237
     Johnson & Johnson                  73,000       4,699
     Eli Lilly & Co.                    55,000       6,012
     Medtronic, Inc.                    77,600       6,286
     Merck & Co.                        52,000       5,382
     Omnicare Inc.                     183,100       5,745
     Perkin-Elmer Corp.                105,000       8,354
     Roche Holding A.G.
       with warrants expiring, 1998         67         607
     United Healthcare Corp.           222,000      11,544
     -----------------------------------------------------
                                                    93,314

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------
SEMICONDUCTORS AND NETWORKING--9.8%
----------------------------------------------------------
  (a)Analog Devices                    195,000    $  5,180
  (a)Applied Materials, Inc.            68,200       4,829
  (a)Cisco Systems                     188,000      12,620
     Intel Corp.                        74,600      10,579
  (a)Microchip Technology              225,500       6,709
  (a)National Semiconductor Corp.       44,000       1,348
  (a)Teradyne                           57,700       2,265
     Texas Instruments                  52,000       4,371
  (a)3Com Corp.                         60,000       2,700
     -----------------------------------------------------
                                                    50,601
----------------------------------------------------------
 TELECOMMUNICATIONS--2.3%
----------------------------------------------------------
  (a)Ascend Communications, Inc.       127,300       5,012
     L.M. Ericsson Telephone Co.,
       "B"                              16,329         643
  (a)Tellabs, Inc.                     111,000       6,202
     -----------------------------------------------------
                                                    11,857
----------------------------------------------------------
 TRANSPORTATION--1.7%
----------------------------------------------------------
     Burlington Northern
     Santa Fe Corp.                     45,000       4,044
     CSX Corp.                          61,500       3,413
     Norfolk Southern Corp.              9,000         907
     Swire Pacific Ltd., "A"            44,000         396
     -----------------------------------------------------
                                                     8,760


                                      NUMBER OF
                                       SHARES OR
                                       PRINCIPAL
                                       AMOUNT     VALUE
----------------------------------------------------------
UTILITIES--6.5%
----------------------------------------------------------
     AT&T                              282,000    $  9,888
  (a)AirTouch Communications           224,000       6,132
  (a)LCI International                 350,000       7,656
     Telefonica de Espana S.A.          20,600         597
     Telefonica del Peru S.A., ADR      27,500         720
  (a)WorldCom, Inc.                    275,000       8,800
     -----------------------------------------------------
                                                    33,793
     -----------------------------------------------------
     TOTAL COMMON STOCKS--96.9%
     (Cost: 439,822)                               501,112
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS--3.3%
     Yield--5.71% to 5.83%
     Due--July 1997
     (Cost: $16,999)                   $17,000      16,999
     -----------------------------------------------------
     TOTAL INVESTMENTS--100.2%
     (Cost: $456,821)                              518,111
     -----------------------------------------------------
     LIABILITIES, LESS CASH AND
     OTHER ASSETS--(.2%)                              (977)
     -----------------------------------------------------
     NET ASSETS--100%                             $517,134
     -----------------------------------------------------

-----------------------------------------------------------------------------
 NOTES TO KEMPER GROWTH PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $456,821,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $73,326,000, the gross unrealized depreciation was $12,036,000 and the net unrealized appreciation on investments was $61,290,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                        COUPON               PRINCIPAL
       GOVERNMENT OBLIGATIONS                       TYPE                 RATE    MATURITY     AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL                    Adjustable Rate Mortgages         7.125%       2022    $ 2,736    $  2,813
MORTGAGE                               Pass-through Certificates         7.00    2022-2024     14,206      14,005
ASSOCIATION - 54.8%                                                      7.50    2022-2027     10,516      10,575
(Cost: $43,949)                                                          8.00    2016-2026     11,221      11,538
                                                                         8.50    2016-2024      1,228       1,287
                                                                         9.00    2016-2027      3,268       3,457
                                                                         9.50    2013-2022        616         667
                                                                        10.00      2016           712         777
                                       --------------------------------------------------------------------------
                                                                                                           45,119
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY                          Notes                             8.875     1998         4,000       4,151
SECURITIES - 16.4%                                                       8.75      2000         5,000       5,349
(Cost: $14,047)                                                          7.00      2006         1,600       1,646
                                       Bonds                            11.875     2003           870       1,112
                                                                         9.125   2009-2018      1,039       1,243
                                       --------------------------------------------------------------------------
                                                                                                           13,501
-----------------------------------------------------------------------------------------------------------------

FEDERAL HOME                           Pass-through Certificates         7.00    2023-2024      9,243       9,109
LOAN MORTGAGE
CORPORATION - 11.1%
(Cost: $8,654)
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL                       Pass-through Certificates         6.50         2025        505         483
MORTGAGE                                                                 7.00         2027      3,000       2,940
ASSOCIATION - 9.7%                                                       7.50    2025-2027      3,724       3,735
(Cost: $7,908)                                                           8.00    2024-2025        845         865
                                       --------------------------------------------------------------------------
                                                                                                            8,023
-----------------------------------------------------------------------------------------------------------------
CANADIAN PROVINCIAL                    Province of Ontario               7.625     2004           500         523
OBLIGATIONS - 1.3%                     Province of Quebec                8.625     2005           500         546
(Cost: $1,094)
                                       --------------------------------------------------------------------------
                                                                                                            1,069
                                       --------------------------------------------------------------------------
                                       TOTAL GOVERNMENT OBLIGATIONS--93.3%
                                       (Cost: $75,652)                                                     76,821
                                       --------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
(a) CORPORATE                          American Express Master Trust     7.60      2002         2,500       2,580
   OBLIGATIONS - 16.5%                 BHP Finance USA                   7.875     2002           500         524
                                       Banco Central Hispano             7.50      2005           500         505
                                       Chase Credit Co.                  5.55      2003         2,500       2,423
                                       Equitable Life                    6.95      2005           500         491
                                       Green Tree Financial Corp.        7.00      2027         2,500       2,526
                                       Nabisco Inc.                      6.70      2002           500         494
                                       NCNB/NationsBank Corp.            9.50      2004           500         567
                                       Olympic Automobile Receivable     7.00      2004         2,500       2,530
                                       Sears Roebuck Acceptance Corp.    6.75      2005           500         492
                                       Southwestern Bell Telephone       6.625     2005           500         492
                                       --------------------------------------------------------------------------
                                       TOTAL CORPORATE OBLIGATIONS--16.5%
                                       (Cost: $13,795)                                                     13,624
                                       --------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL
                                                                                              AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE                             Dated June, 1997. Collateralized by Federal Home Loan Mortgage Association
AGREEMENT - 4.2%                       and Federal National Mortgage Association securities which are monitored
(Cost: $3,500)                         daily to ensure their market value exceeds the carrying value of the repurchase agreement.

                                       Merrill Lynch Government Securities,
                                       Inc.
                                       6.00%, 7/1/97                                          $ 3,500    $  3,500
                                       --------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--114.0%
                                       (Cost: $92,947)                                                     93,945
                                       --------------------------------------------------------------------------
                                       LIABILITIES, LESS OTHER ASSETS--(14.0%)                            (11,545)
                                       --------------------------------------------------------------------------
                                       NET ASSETS--100%                                                  $ 82,400
                                       --------------------------------------------------------------------------

 NOTES TO KEMPER GOVERNMENT SECURITIES PORTFOLIO OF INVESTMENTS

(a) The portfolio may invest up to 35% of total assets in fixed income securities other than U.S. Government Securities.

Based on the cost of investments of $92,947,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $1,896,000, the gross unrealized depreciation was $898,000 and the net unrealized appreciation on investments was $998,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------
                                      NUMBER OF
              COMMON STOCKS            SHARES      VALUE
---------------------------------------------------------------
EUROPE
NETHERLANDS--17.6%
     ING Groep N.V.                    105,299    $  4,864
       BANKING AND INSURANCE
     Koninklijke Ahold N.V.             48,846       4,128
       FOOD RETAILER
     Aegon N.V.                         50,465       3,529
       INSURANCE COMPANY
     Goudsmit N.V.                     102,730       3,130
       TEMPORARY EMPLOYMENT AGENCY
     Vedior N.V.                       106,000       2,808
       TEMPORARY EMPLOYMENT AGENCY
(a)  Baan Company N.V.                  40,000       2,715
       SERVICE SOFTWARE APPLICATIONS
     Hagemeyer N.V.                     37,400       1,936
       WHOLESALER
     Royal Dutch Petroleum              36,260       1,890
       PETROLEUM PRODUCER
     Oce-Van Der Grinten                14,000       1,809
       PHOTOCOPY AND PRINTING
       EQUIPMENT MANUFACTURER
     Aalberts Industries N.V.           62,059       1,790
       CAPITAL GOODS AND COMPONENTS
     De Boer Unigro                     48,300       1,711
       FOOD RETAILER
     IHC Caland N.V.                    27,000       1,479
       ENGINEERING SERVICES COMPANY
     Gucci Group N.V.                   20,300       1,326
       LUXURY GOODS MANUFACTURER
     GTI Holding                        32,700         718
       ENGINEERING SERVICES COMPANY
     Beter Bed Holding                  27,000         593
       RETAILER
     Brunel International               26,000         579
       TEMPORARY EMPLOYMENT AGENCY
     Sligro Beheer N.V.                  9,000         565
       DISTRIBUTOR OF FOOD AND NON-
       FOOD ITEMS
     -----------------------------------------------------
                                                    35,570
----------------------------------------------------------
UNITED KINGDOM--12.8%
     Barclays PLC                      197,720       3,922
       BANKING
     Glaxo Wellcome PLC                187,818       3,878
       PHARMACEUTICAL COMPANY
     British Petroleum                 299,727       3,724
       PETROLEUM PRODUCER
     Rentokil Initial PLC              960,000       3,371
       SERVICES COMPANY
     Reed International PLC            272,000       2,635
       PUBLISHER
     Granada Group PLC                 152,053       2,000
       MEDIA AND ENTERTAINMENT
       COMPANY
     Prudential Corp. PLC              190,000       1,839
       FINANCIAL SERVICES/LIFE
       INSURANCE COMPANY
(a)  British Bio-Technology Group      450,000       1,708
       PHARMACEUTICAL COMPANY
     BBA Group PLC                     280,845       1,659
       DIVERSIFIED ENGINEERING
       COMPANY
     Norwich Union                     220,000       1,170
       FINANCIAL SERVICES
     -----------------------------------------------------
                                                    25,906

-----------------------------------------------------------
                                      NUMBER OF
              COMMON STOCKS            SHARES       VALUE
-----------------------------------------------------------
SWITZERLAND--8.7%
     Novartis                            4,160    $  6,660
       PHARMACEUTICAL COMPANY
     Roche Holding A.G.                    525       4,755
       PHARMACEUTICAL COMPANY
     Ciba Specialty Chemicals           44,160       4,089
       CHEMICAL PRODUCER
     Alusuisee-Lonza Holding             2,000       2,051
       ALUMINUM, CHEMICALS AND
       PACKAGING MANUFACTURER
     Rhone-Poulenc                         200          18
       CHEMICAL AND PHARMACEUTICAL
       COMPANY
     -----------------------------------------------------
                                                    17,573
----------------------------------------------------------
SPAIN--5.1%
     Banco Santander, S.A.              93,000       2,871
       BANKING
     Telefonica de Espana S.A.          74,000       2,143
       TELECOMMUNICATIONS COMPANY
     Banco Bilbao Vizcaya               24,600       2,002
       BANKING
     Empresa Nacional de
       Electricidad S.A.                20,000       1,682
       ELECTRIC UTILITY
     Prosegur, Cia de Seguridad S.A.   121,000       1,481
       SECURITY SERVICES
     -----------------------------------------------------
                                                    10,179
----------------------------------------------------------
FRANCE--4.8%
     Carrefour S.A.                      5,900       4,289
       FOOD RETAILER
     Elf Aquitaine                      33,000       3,564
       OIL AND GAS PRODUCER
     Technip S.A.                       16,400       1,905
       ENGINEERING COMPANY
     -----------------------------------------------------
                                                     9,758
----------------------------------------------------------
IRELAND--4.1%
     Bank of Ireland                   404,784       4,443
       BANKING
     Independent Newspapers PLC        443,201       2,574
       PUBLISHER
     Greencore Group PLC               261,953       1,304
       FOOD PRODUCER
     -----------------------------------------------------
                                                     8,321
----------------------------------------------------------
GERMANY--4.0%
     Mannesmann A.G.                     5,260       2,345
       CAPITAL GOODS PRODUCER/MOBILE
       TELECOMMUNICATIONS
     Veba, A.G.                         32,000       1,800
       ELECTRIC UTILITY
     Bayer A.G.                         46,000       1,769
       CHEMICAL COMPANY
(a)  Fresenius Medical Care A.G.        17,000       1,221
       MEDICAL SUPPLY COMPANY
     SGL CARBON A.G.                     7,000         959
       CHEMICAL COMPANY
     -----------------------------------------------------
                                                     8,094

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


----------------------------------------------------------
                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------
SWEDEN--2.7%
     L.M. Ericsson Telephone Co.,
       "B"                             139,000    $  5,474
       TELECOMMUNICATIONS EQUIPMENT
       MANUFACTURER
ITALY--1.8%
     Telecom Italia Mobile             700,000       2,263
       MOBILE TELECOMMUNICATIONS
       PROVIDER
     Bulgari Spa                       220,000       1,244
       LUXURY GOODS MANUFACTURER
     -----------------------------------------------------
                                                     3,507
----------------------------------------------------------
PORTUGAL--.3%
     Electricidad de Portugal           32,000         584
       ELECTRIC UTILITY
     -----------------------------------------------------
     TOTAL EUROPEAN
     COUNTRIES--61.9%                              124,966
     -----------------------------------------------------
PACIFIC REGION
JAPAN--19.6%
     Sony Corp.                         39,400       3,440
       ELECTRONICS MANUFACTURER
     Fuji Photo Film Co., Ltd.          78,000       3,142
       PRECISION INSTRUMENTS
       MANUFACTURER
     Canon Inc.                        115,000       3,136
       PRECISION INSTRUMENTS
       MANUFACTURER
     Matsushita Electric Industrial
       Co., Ltd.                       155,000       3,129
       ELECTRONICS MANUFACTURER
     Honda Motor Co., Ltd.              91,000       2,744
       AUTOMOBILE MANUFACTURER
     Taiyo Yuden Co.                   159,000       2,626
       ELECTRONICS COMPONENTS
       MANUFACTURER
     Toray Industries                  360,000       2,570
       TEXTILE MANUFACTURER
     Ricoh Co., Ltd.                   196,000       2,569
       PRECISION INSTRUMENTS
       MANUFACTURER
     Murata Manufacturing               63,000       2,511
       ELECTRONICS COMPONENTS
       MANUFACTURER
     Tokyo Electron Ltd.                45,500       2,179
       ELECTRONICS MANUFACTURER
     Eisai Co., Ltd.                   110,000       2,086
       PHARMACEUTICAL COMPANY
     Toppan Printing Co., Ltd.         130,000       2,045
       PRINTING COMPANY
     Circle K Japan                     32,400       1,863
       CONVENIENCE RETAILER
     Seven Eleven Japan Co., Ltd.       21,000       1,589
       CONVENIENCE RETAILER
     Shohkoh Fund & Co., Ltd.            5,200       1,577
       FINANCING COMPANY
     Noritsu Koki Co., Ltd.             30,400       1,501
       PRECISION INSTRUMENTS
       MANUFACTURER
     Daifuku Co., Ltd.                  66,000         871
       DIVERSIFIED MACHINERY
       MANUFACTURER
     -----------------------------------------------------
                                                    39,578

----------------------------------------------------------
                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------
HONG KONG--3.2%
     HSBC Holdings PLC                  47,353    $  1,424
       BANKING
     CITIC Pacific Ltd.                210,000       1,312
       CONGLOMERATE
     Hutchison Whampoa Ltd.            150,000       1,297
       CONGLOMERATE
     Cheung Kong Holdings Ltd.         125,000       1,234
       REAL ESTATE
     Shanghai Industrial Holdings
       Ltd.                            180,000       1,120
       CONGLOMERATE
     -----------------------------------------------------
                                                     6,387
----------------------------------------------------------
MALAYSIA--1.2%
     RHB Capital                       260,000         824
       BANKING
     Sime Darby Berhad                 230,000         765
       CONGLOMERATE
     Magnum Corporation Berhad         375,000         565
       ENTERTAINMENT AND GAMING
     Hume Industries Bhd                85,000         391
       CONSTRUCTION MATERIAL
       MANUFACTURER
     -----------------------------------------------------
                                                     2,545
----------------------------------------------------------
SINGAPORE--1.0%
     Development Bank of Singapore      61,000         768
       BANKING
     Cycle & Carriage Ltd.              60,000         621
       AUTOMOBILE SALES AND
       DISTRIBUTION
     DBS Land Ltd.                     172,000         544
       PROPERTY INVESTMENT
     -----------------------------------------------------
                                                     1,933
----------------------------------------------------------
INDONESIA--.3%
     Gudang Garam, PT                  140,000         587
       CIGARETTE MANUFACTURER
     -----------------------------------------------------
     TOTAL PACIFIC REGION--25.3%                    51,030
     -----------------------------------------------------

COMMONWEALTH COUNTRIES
CANADA--4.6%
     Petro-Canada                      232,700       3,781
       OIL AND GAS COMPANY
     Hudson's Bay Co.                  133,500       2,998
       RETAIL
(a)  Philip Services Corp.             166,500       2,643
       WASTE COLLECTION AND
       RECYCLING COMPANY
     -----------------------------------------------------
                                                     9,422
----------------------------------------------------------
NEW ZEALAND--.1%
     Restaurant Brands                 125,000         217
       RETAIL
----------------------------------------------------------
AUSTRALIA--.1%
     Aristocrat                         63,600         125
       ENTERTAINMENT
     -----------------------------------------------------
     TOTAL COMMONWEALTH COUNTRIES--4.8%
                                                     9,764
     -----------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

LATIN AMERICA

                                      NUMBER OF
                                       SHARES      VALUE
MEXICO--4.9%
     Cementos Mexicanos, S.A. de
       C.V., "B", ADR                  415,100    $  2,007
       CEMENT PRODUCER
     Grupo Elektra, S.A. de C.V.,
       GDR                             157,000       1,721
       RETAILER
     Kimberly-Clark de Mexico, S.A.
       de C.V.                         398,000       1,583
       PAPER PRODUCTS
     Tubos de Acero de Mexico, S.A.,
       ADR                              70,500       1,300
       STEEL MANUFACTURER
     Fomento Economico Mexicano de
       C.V., "B", ADR                  216,000       1,292
       BEER AND SOFT DRINK
       MANUFACTURER
     Grupo Carso, S.A. de C.V., ADR    164,000       1,171
       INDUSTRIAL CONGLOMERATE
     Grupo Casa Autrey, ADR             36,300         737
       PHARMACEUTICAL AND FOODS
       DISTRIBUTOR
     -----------------------------------------------------
                                                     9,811
BRAZIL--1.1%
     Telebras, S.A.                  6,900,000       1,070
       TELEPHONE COMPANY
     Petroleo Brasileiro S.A.        3,800,000       1,066
       OIL AND GAS COMPANY
     -----------------------------------------------------
                                                     2,136


                                      NUMBER OF
                                       SHARES
                                         OR
                                      PRINCIPAL
                                       AMOUNT      VALUE
CHILE--.5%
     Supermercados Unimarc              57,100    $  1,071
       FOOD RETAILER
PERU--.5%
     Telefonica del Peru S.A., ADR      38,700       1,013
       TELECOMMUNICATION SERVICES
     -----------------------------------------------------
     TOTAL LATIN AMERICAN COUNTRIES--7.0%
                                                    14,031
     -----------------------------------------------------
     TOTAL COMMON STOCKS--99.0%
     (Cost: $152,547)                              199,791
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS--1.7%
     Yield--5.74% to 5.93%
     Due--July 1997
     (Cost: $3,491)                     $3,500       3,491
     -----------------------------------------------------
     TOTAL INVESTMENTS--100.7%
     (Cost: $156,038)                              203,282
     -----------------------------------------------------
     LIABILITIES, LESS CASH AND OTHER
     ASSETS--(.7%)                                  (1,395)
     -----------------------------------------------------
     NET ASSETS--100%                             $201,887
     -----------------------------------------------------

At June 30, 1997, the Kemper International Portfolio had the following industry diversification (dollars in thousands):

                                                                       VALUE        %
      --------------------------------------------------------------------------------------
      Consumer Cyclicals                                              $ 40,464     20.0
      --------------------------------------------------------------------------------------
      Finance                                                           34,385     17.0
      --------------------------------------------------------------------------------------
      Technology                                                        28,982     14.4
      --------------------------------------------------------------------------------------
      Health Care                                                       20,326     10.1
      --------------------------------------------------------------------------------------
      Capital Goods                                                     19,862      9.8
      --------------------------------------------------------------------------------------
      Basic Industries                                                  18,899      9.4
      --------------------------------------------------------------------------------------
      Energy                                                            14,025      7.0
      --------------------------------------------------------------------------------------
      Consumer Staples                                                  12,293      6.1
      --------------------------------------------------------------------------------------
      Utilities                                                         10,555      5.2
      --------------------------------------------------------------------------------------
      TOTAL COMMON STOCKS                                              199,791     99.0
      --------------------------------------------------------------------------------------
      MONEY MARKET INSTRUMENTS AND OTHER NET ASSETS                      2,096      1.0
      --------------------------------------------------------------------------------------
      NET ASSETS                                                      $201,887    100.0
      --------------------------------------------------------------------------------------

 NOTES TO KEMPER INTERNATIONAL PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $156,038,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $48,685,000, the gross unrealized depreciation was $1,441,000 and the net unrealized appreciation on investments was $47,244,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)



                                       NUMBER OF
              COMMON STOCKS             SHARES      VALUE
BASIC INDUSTRIES--1.0%
     Precision Castparts Corp.           15,600    $   930

CAPITAL GOODS--7.8%
     BMC Industries                      30,000      1,027
(a)  Littelfuse, Inc.                    57,000      1,610
(a)  MSC Industrial Direct               47,100      1,890
(a)  Miller Industries                   70,000      1,120
     SPX Corp.                           12,500        810
     Watsco, Inc.                        25,000        625
     -----------------------------------------------------
                                                     7,082

CONSUMER CYCLICALS--20.4%
(a)  AccuStaff                           70,000      1,658
(a)  CapStar Hotel Co.                   54,600      1,744
(a)  Consolidated Graphics, Inc.         33,500      1,399
(a)  EmCare Holdings, Inc.               30,000      1,099
(a)  Express Scripts, Inc.               13,500        564
     Four Seasons Hotels Inc.            79,700      2,361
(a)  Interim Services                    23,700      1,055
(a)  MGM Grand                           45,500      1,684
(a)  Men's Wearhouse                     38,000      1,197
(a)  Nautica Enterprises                 35,000        925
(a)  Outdoor Systems, Inc.               45,500      1,740
(a)  Samsonite                           32,100      1,416
(a)  U.S. Rentals                        69,300      1,754
     -----------------------------------------------------
                                                    18,596

CONSUMER DURABLES--.7%
(a)  Tower Automotive, Inc.              15,500        667

CONSUMER STAPLES--9.9%
     Arbor Drugs Inc.                    70,000      1,409
(a)  Emmis Broadcasting Corp.            32,500      1,418
(a)  Heftel Broadcasting Corp.           18,600      1,028
     Riser Foods                         30,000      1,350
     Stewart Enterprises                 40,750      1,711
(a)  Westwood One                        20,000        645
(a)  Young Broadcasting Corp.            45,000      1,462
     -----------------------------------------------------
                                                     9,023
ENERGY--1.3%
(a)  Precision Drilling Corp.            23,500      1,137

                                       NUMBER OF
     COMMON STOCKS                      SHARES      VALUE
FINANCE--16.3%
(a)  ABR Information Services            36,500    $ 1,058
     Columbia Banking Systems            52,450      1,055
     Commercial Federal Corp.            50,000      1,856
     Executive Risk                      26,500      1,378
(a)  Financial Federal Corp.             63,200      1,390
     First Union Real Estate
     Investments                        120,000      1,695
(a)  Hamilton Bancorp                    55,400      1,482
     Protective Life Insurance Co.       40,000      2,010
     Quick & Reilly Group                52,500      1,221
     Texas Regional Bancshares           22,800        958
     Wilmington Trust Corp.              16,000        732
     -----------------------------------------------------
                                                    14,835
HEALTH CARE--10.6%
(a)  Arbor Health Care Co.               23,000        713
(a)  CRA Managed Care, Inc.              23,500      1,226
(a)  Dura Pharmaceuticals                25,000        997
(a)  Healthcare Financial Partners       23,100        471
(a)  National Surgery Centers            40,000      1,415
     Omnicare, Inc.                      30,000        941
(a)  PAREXEL International Corp.         37,500      1,191
(a)  Safeskin Corp.                      38,500      1,133
(a)  Sofamor-Danek Group                 35,000      1,601
     -----------------------------------------------------
                                                     9,688
TECHNOLOGY--22.6%
     Belden Inc.                         38,000      1,294
(a)  Brightpoint Inc.                    25,000        814
(a)  CHS Electronics, Inc.               42,500      1,126
(a)  Comverse Technology                 34,000      1,768
(a)  ENCAD, Inc.                         35,000      1,452
(a)  Fiserv, Inc.                        35,000      1,562
(a)  HCIA, Inc.                          28,500        955
(a)  Keane, Inc.                         22,800      1,186
(a)  Kulicke & Soffa Industries          18,500        601
(a)  Legato Systems, Inc.                50,000        925
     Linear Technology Corp.             19,500      1,009
(a)  MRV Communications                  10,000        295
(a)  Microchip Technology                29,500        878
(a)  Parametric Technology Corp.         19,000        809
     Pittway Corp.                       28,500      1,418
(a)  Solectron Corp.                     13,000        910
(a)  Tecnomatix Technologies             35,000      1,137
(a)  Tellabs, Inc.                       26,000      1,453
(a)  Visio Corp.                         14,500      1,022
     -----------------------------------------------------
                                                    20,614


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


---------------------------------------------------------
                                       NUMBER OF
                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT      VALUE
---------------------------------------------------------
TRANSPORTATION--1.2%
     Royal Caribbean Cruises Ltd.        29,900    $ 1,045
     -----------------------------------------------------
     TOTAL COMMON STOCKS--91.8%
     (COST: $70,220)                                83,617
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.70% to 5.82%
     Due--June 1997
     Enserch Corp.                      $ 3,000      3,000
     Sanwa Business Credit                3,000      3,000
     -----------------------------------------------------
     TOTAL MONEY MARKET INSTRUMENTS--6.6%
     (COST: $6,000)                                  6,000
     -----------------------------------------------------
     TOTAL INVESTMENTS--98.4%
     (COST: $76,219)                                89,617
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--1.6%                          1,492
     -----------------------------------------------------
     NET ASSETS--100%                              $91,109
     -----------------------------------------------------


 NOTES TO KEMPER SMALL CAP GROWTH PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $76,219,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $14,255,000, the gross unrealized depreciation was $857,000 and the net unrealized appreciation on investments was $13,398,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER INVESTMENT GRADE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)


-------------------------------------------------------------
                                        PRINCIPAL
        GOVERNMENT OBLIGATIONS           AMOUNT        VALUE
-------------------------------------------------------------
  U.S. TREASURY BONDS
   10.75%, 2003
                                         $1,200        $1,449
   6.50%, 2026
                                            350           336
  U.S. TREASURY NOTES
   9.125%, 1999
                                          1,500         1,580
   6.625%, 2007
                                            150           151
 ------------------------------------------------------------
 TOTAL GOVERNMENT OBLIGATIONS--46.5%
 (Cost: $3,517)                                         3,516
 ------------------------------------------------------------

  CORPORATE OBLIGATIONS
  AEROSPACE--.7%
 Lockheed Martin,
   7.25%, 2006
                                             50            50
  BANKING--8.8%
 Abbey National PLC,
   7.35%, 2049
                                             50            50
 Bangkok Bank Ltd.,
   8.375%, 2027
                                            100            96
 BCH Cayman Islands Ltd.,
   7.70%, 2006
                                             20            20
 Corporation Andina De Fomento,
   7.79%, 2017
                                            100           101
 Den Danske Bank,
   7.40%, 2010
                                             50            50
 MBNA Capital,
   8.278%, 2026
                                            100            97
 Peoples Bank Bridgeport,
   7.20%, 2006
                                             50            49
 Societe Generale,
   7.85%, 2049
                                            100           103
 Svenska Handelsbanken,
   7.125%, 2049
                                            100            98
 ------------------------------------------------------------
                                                          664
  COMMUNICATIONS, MEDIA AND ELECTRONICS--4.9%
 Comcast Cablevision,
   8.375%, 2007
                                            100           106
 News American Holdings,
   9.25%, 2013
                                            100           112
 Time Warner Inc.,
   9.15%, 2023
                                             50            55
 Viacom Inc.,
   7.75%, 2005
                                             50            50
 WorldCom,
   7.75%, 2007
                                             50            51
 ------------------------------------------------------------
                                                          374

-------------------------------------------------------------
                                        PRINCIPAL
        GOVERNMENT OBLIGATIONS           AMOUNT        VALUE
-------------------------------------------------------------

  CONSUMER PRODUCTS, SERVICES AND RETAIL--7.0%
 Chrysler Corp.,
   7.450%, 2097
                                         $   50        $   49
 Dimon Inc.,
   8.875%, 2006
                                            100           104
 J.C. Penney Co.,
   7.95%, 2017
                                            100           104
 May Department Stores Co.,
   6.875%, 2005
                                             50            49
 Philip Morris Companies,
   7.75%, 2027
                                             50            49
 RJR Nabisco, Inc.,
   8.75%, 2005
                                            100           102
 Royal Caribbean Cruises Ltd.,
   8.25%, 2005
                                             70            74
 ------------------------------------------------------------
                                                          531
  DRUGS AND HEALTH CARE--1.3%
 Medpartners,
   7.375%, 2006
                                             50            50
 Tenet Healthcare Corp.,
   8.625%, 2007
                                             50            51
 ------------------------------------------------------------
                                                          101
  ENERGY AND CHEMICAL--2.0%
 Gulf Canada Resources Ltd.,
   8.35%, 2006
                                             50            53
 Petrozuata Financial,
   8.22%, 2017
                                            100           101
 ------------------------------------------------------------
                                                          154
  FINANCIAL SERVICES--4.0%
 Guangdong Enterprises,
   8.875%, 2007
                                            100           103
 Lehman Brothers Holdings,
   7.375%, 2007
                                             50            50
 Mellon Capital,
   7.72%, 2026
                                             50            48
 Morgan Stanley Group,
   6.875%, 2007
                                             50            49
 Salomon Inc.,
   7.5%, 2003
                                             50            51
 ------------------------------------------------------------
                                                          301
  MANUFACTURING AND CAPITAL GOODS--.7%
 CSN Iron Panama,
   9.125%, 2007
                                             50            49

PORTFOLIO OF INVESTMENTS

 -------------------------------------------------------------
                                        PRINCIPAL
                                        AMOUNT        VALUE
 -------------------------------------------------------------
 UTILITIES--6.0%

 Centerior Energy,
   7.67%, 2004
                                         $  100        $  100
 Commonwealth Edison,
   6.40%, 2005
                                             60            56
 DR Investments,
   7.45%, 2007
                                             50            51
 Niagara Mohawk Power,
   8.00%, 2004
                                             50            50
 Texas Utilities Co.,
   7.375%, 2025
                                             50            47
 U.S. West Capital Funding Inc.,
   7.95%, 1997
                                            100           101
   7.30%, 2007
                                             50            50
 ------------------------------------------------------------
                                                          455
 ------------------------------------------------------------
 TOTAL CORPORATE OBLIGATIONS--35.4%
 (Cost: $2,664)                                         2,679
 ------------------------------------------------------------
                                        PRINCIPAL
                                         AMOUNT        VALUE
 ------------------------------------------------------------
 MONEY MARKET INSTRUMENTS
 Yield--5.41% to 5.42%
 Due--July 1997
 Federal Home Loan Mortgage Corp.
                                         $  300        $  300
 Federal National Mortgage Corp.
                                            800           797
 ------------------------------------------------------------
 TOTAL MONEY MARKET INSTRUMENTS--14.5%
 (Cost: $1,097)                                         1,097
 ------------------------------------------------------------
 TOTAL INVESTMENTS--96.4%
 (Cost: $7,278)                                         7,292
 ------------------------------------------------------------
 CASH AND OTHER ASSETS,
 LESS LIABILITIES--3.6%                                   275
 ------------------------------------------------------------
 NET ASSETS--100%                                      $7,567
 ------------------------------------------------------------

 NOTE TO KEMPER INVESTMENT GRADE BOND PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $7,278,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $33,000, the gross unrealized depreciation was $19,000 and the net unrealized appreciation on investments was $14,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)


 ---------------------------------------------------------
                                        NUMBER
     COMMON STOCKS                     OF SHARES    VALUE
 ---------------------------------------------------------
 BANKS--10.8%
     Banc One Corp.                      21,200    $ 1,027
     BankAmerica Corp.                    9,000        581
     Bankers Trust New York Corp.        10,000        870
     Barnett Banks                        6,400        336
     Chase Manhattan Corp.               13,000      1,262
     First Union Corp.                    2,700        250
     Golden West Financial Corp.          5,000        350
     KeyCorp                             10,800        603
     NationsBank                          4,400        284
     Norwest Corp.                        4,100        231
     PNC Bank, N.A.                      18,900        787
     Wachovia Corp.                       8,100        472
     Wells Fargo & Co.                    6,000      1,617
     -----------------------------------------------------
                                                     8,670

 BASIC INDUSTRIES--9.8%
     Dow Chemical Co.                    20,500      1,786
     Eastman Chemical Co.                20,000      1,270
     Georgia-Pacific Corp.               10,000        854
     Louisiana-Pacific Corp.             50,000      1,056
     Nucor Corp.                         16,000        904
     Sonoco Products Co.                 38,000      1,157
     Union Camp Corp.                    16,500        825
     -----------------------------------------------------
                                                     7,852

 CAPITAL GOODS--4.0%
     General Electric Co.                32,000      2,092
     Raytheon Co.                        21,500      1,097
     -----------------------------------------------------
                                                     3,189

 CONSUMER CYCLICALS--5.6%
(a)  Harrah's Entertainment              30,000        548
     May Department Stores Co.           30,000      1,417
     McDonald's Corp.                    30,000      1,449
     J.C. Penney Co.                     20,500      1,070
     -----------------------------------------------------
                                                     4,484

 CONSUMER DURABLES--2.8%
     Chrysler Corp.                      30,000        984
     Ford Motor Co.                      33,500      1,265
     -----------------------------------------------------
                                                     2,249

 ---------------------------------------------------------
                                        NUMBER
              COMMON STOCKS            OF SHARES    VALUE

 ---------------------------------------------------------
 CONSUMER STAPLES--6.3%
     Phillip Morris Companies            64,500    $ 2,862
     RJR Nabisco Holdings Corp.          20,000        660
     UST, Inc.                           55,400      1,537
     -----------------------------------------------------
                                                     5,059

 ENERGY--13.7%
     AMOCO Corp.                         23,700      2,060
     Atlantic Richfield Co.              20,000      1,410
     Chevron Corp.                       13,500        998
     Consolidated Natural Gas            29,200      1,571
     Exxon Corp.                         17,000      1,045
     Kerr-McGee Corp.                    25,000      1,584
(a)  Reading & Bates Corp.               50,000      1,338
     YPF Sociedad Anonima, ADR           30,000        923
     -----------------------------------------------------
                                                    10,929

 FINANCIAL SERVICES--14.7%
     ADVANTA Corp.                        7,000        250
     H.F. Ahmanson & Co.                 25,300      1,088
     American International Group         4,600        687
     BRE Properties                      60,000      1,507
     Federal Home Loan Mortgage Corp.    75,600      2,599
     Federal National Mortgage
       Association                       50,600      2,207
     General Re Corp.                     4,000        728
     Meditrust                           33,000      1,316
     National City Corp.                 10,000        525
     Post Properties                     20,000        811
     -----------------------------------------------------
                                                    11,718

 HEALTH CARE--6.2%
     C.R. Bard                           40,000      1,453
     Baxter International                10,000        522
     Becton Dickinson & Co.              20,000      1,013
     Glaxo Wellcome PLC                  16,200        677
     Mallinckrodt Group                  33,000      1,254
     -----------------------------------------------------
                                                     4,919

 TECHNOLOGY--5.7%
     AMP Inc.                            32,000      1,336
     Hewlett-Packard Co.                 30,000      1,680
     Pitney Bowes                        11,500        799
     Xerox Corp.                         10,000        789
     -----------------------------------------------------
                                                     4,604

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


----------------------------------------------------------
                                       NUMBER OF
                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT     VALUE
----------------------------------------------------------
 UTILITIES--4.0%
     Florida Progress Corp.              17,500    $   548
     GTE Corp.                           35,000      1,536
     Southern Co.                        50,000      1,094
     -----------------------------------------------------
                                                     3,178
     -----------------------------------------------------
     TOTAL COMMON STOCKS--83.6%
     (Cost: $61,037)                                66,851
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.38% to 5.43%
     Due--July and September 1997
     Federal National Mortgage
       Association                      $10,550     10,523
     Other                                1,600      1,581
     -----------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--15.2%
     (Cost: $12,104)                                12,104
     -----------------------------------------------------
     TOTAL INVESTMENTS--98.8%
     (Cost: $73,141)                                78,955
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--1.2%                            993
     -----------------------------------------------------
     NET ASSETS--100%                              $79,948
     -----------------------------------------------------

 NOTES TO KEMPER VALUE PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $73,141,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $6,083,000, the gross unrealized depreciation was $269,000 and the net unrealized appreciation on investments was $5,814,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                        NUMBER OF
        COMMON STOCKS                    SHARES      VALUE
-----------------------------------------------------------
[S]                                     [C]        [C]
  AUTO AND TRANSPORTATION--7.9%
        Airborne Freight Corp.           11,500     $   482
   (a)  America West Airlines            24,000         348
        Borg-Warner Automotive            9,000         487
        Fleetwood Enterprises            13,500         402
        Intermet Corp.                   31,000         498
        Myers Industries                 20,200         341
        Reynolds & Reynolds Co.          10,000         157
        Simpson Industries               10,000         106
        Walbro Corp.                     10,000         203
        ---------------------------------------------------
                                                      3,024

  CONSUMER DISCRETIONARY--14.6%
        J. Baker, Inc.                    6,400          50
   (a)  Boston Chicken                   15,000         210
        Brown Group, Inc.                24,900         465
        Bush Industries                  11,000         261
        Del Webb Corp.                   13,600         221
   (a)  Designer Holdings Ltd.           17,500         178
        Finish Line, Inc.                28,100         411
   (a)  Friedman's Inc.                  17,000         389
        Haggar Apparel Co.                9,600         122
        Harman International
        Industries                        4,000         168
        Heilig-Meyers                    13,200         259
        Herbalife International, Inc.    15,600         253
   (a)  Insurance Auto Auctions           8,100          77
   (a)  Lone Star Steakhouse & Saloon    18,000         468
   (a)  Nine West Group                   8,700         332
        Springs Industries Inc.          12,200         644
   (a)  Waban Inc.                       11,800         380
        Winston Hotels                   13,000         196
   (a)  Young Broadcasting Corp.         15,500         504
        ---------------------------------------------------
                                                      5,588

  CONSUMER STAPLES--.8%
   (a)  Performance Food Group           14,000         294

  ENERGY--6.6%
        Atmos Energy Corp.                5,800         139
   (a)  Belden & Blake Corp.             13,000         349
   (a)  Chieftain International Inc.     17,000         373
        Giant Industries                 11,500         182
        KCS Energy                       19,600         399
   (a)  Nuevo Energy Co.                 14,800         607
   (a)  Seitel, Inc.                     12,400         471
        ---------------------------------------------------
                                                      2,520

-----------------------------------------------------------
                                        NUMBER OF
                COMMON STOCKS            SHARES      VALUE
-----------------------------------------------------------
  [S]                                     [C]       [C]
  FINANCIAL SERVICES--21.7%
        Aames Financial Corp.             4,500     $    83
   (a)  Acceptance Insurance Companies   16,100         366
        ADVANTA Corp.                     2,300          82
        Astoria Financial Corp.           7,600         361
        Banc One Corp.                    1,762          85
        Commercial Federal Corp.         10,500         390
        Compass Bancshares                8,550         287
        Consumer Portfolio Services      14,500         176
        Cullen Frost Bankers             12,000         508
        First Commerce Corp.              8,500         374
        First Financial Caribbean
        Corp.                             9,400         307
        First Financial Corp.            12,025         353
        Fremont General Corp.            10,500         423
        HUBCO, Inc.                       5,000         145
        Imperial Credit Industries       12,200         251
        Integon Corp.                    13,100         328
        Lawyers Title Insurance Corp.     4,400          83
        Long Island Bancorp              12,300         447
        New Century Financial Co.         3,300          48
        North Fork Bancorp               18,000         385
        PennCorp Financial Group         12,000         462
        Reliance Group Holdings, Inc.     6,200          74
        Resource Bancshares Mortgage
          Group                          27,800         549
        Roosevelt Financial Group         3,600          79
   (a)  Southern Pacific Funding Corp.   24,200         402
        T.R. Financial Corp.             15,600         393
        United Companies Financial
          Corp.                          17,500         494
        Webster Financial Corp.           7,600         346
        ---------------------------------------------------
                                                      8,281

  HEALTH CARE--1.8%
   (a)  Apria Healthcare Group           20,500         364
   (a)  CONMED Corp.                     18,800         320
        ---------------------------------------------------
                                                        684

  INTEGRATED OILS--1.0%
   (a)  Tesoro Petroleum Corp.           24,500         363

  MATERIALS AND PROCESSING--12.4%
        AK Steel Holding Corp.           12,500         552
        AMCOL International              18,500         335
        Ball Corp.                       15,900         478
        Blount, International, "A"        9,500         404
        Carpenter Technology Corp.       13,300         608
        Elcor Corp.                      13,500         376
   (a)  Global Industrial
          Technologies, Inc.             17,400         357
   (a)  Lydall, Inc.                     21,500         454
   (a)  Mueller Industries, Inc.          3,500         153
        Oregon Metallurgical Corp.       16,000         450
        Quanex Corp.                     14,000         430
        Rexene Corp.                      7,300         114
        ---------------------------------------------------
                                                      4,711

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                         NUMBER
                                        OF SHARES     VALUE
-----------------------------------------------------------
[S]                                     [C]        [C]
PRODUCER DURABLES--9.7%
   (a)  Asyst Technologies, Inc.          4,400     $   194
        Briggs & Stratton Corp.           4,600         230
        BW/IP, Inc.                      23,000         467
   (a)  Electroglas                       5,000         126
        Furon Co.                        17,700         555
        Pacific Scientific Co.            9,800         130
        Scientific-Atlanta               34,300         750
        Stewart & Stevenson Services     16,000         416
        Trinity Industries               10,100         321
        Watts Industries, Inc.           15,500         372
        Wyman-Gordon Co.                  5,800         157
        ---------------------------------------------------
                                                      3,718
-----------------------------------------------------------
TECHNOLOGY--7.7%
-----------------------------------------------------------
   (a)  Benchmark Electronics             6,900         279
   (a)  Burr Brown Corp.                  8,950         309
   (a)  Diamond Multimedia
          Systems, Inc.                   2,700          19
   (a)  ESS Technology                   13,000         175
   (a)  EXAR Corp.                        7,100         153
        General Cable Corp.              19,600         502
   (a)  Hutchinson Technology             8,000         195
   (a)  Jones Intercable Inc.            23,600         301
   (a)  Komag, Inc.                      13,500         221
   (a)  Learning Co.                     21,500         202
   (a)  Read-Rite Corp.                  11,200         234
   (a)  Tech-Sym Corp.                    7,400         247
   (a)  Vanstar Corp.                     7,600         107
        ---------------------------------------------------
                                                      2,944
-----------------------------------------------------------
UTILITIES--.6%
-----------------------------------------------------------
        United Cities Gas Co.            10,000         235
        ---------------------------------------------------
        TOTAL COMMON STOCKS--84.8%
        (COST: $27,861)                              32,362
        ---------------------------------------------------

[CAPTION]
                                        PRINCIPAL
                                         AMOUNT      VALUE
        ---------------------------------------------------
        [S]                             [C]        [C]
        MONEY MARKET INSTRUMENTS
        Yield--5.03% to 5.48%
        Due--July and August 1997
        Federal Home Loan Bank           $1,900     $ 1,893
        Federal National Mortgage
          Corp.                           2,600       2,595
        Other                               800         799
        ---------------------------------------------------
        TOTAL MONEY MARKET INSTRUMENTS--13.9%
        (COST: $5,287)                                5,287
        ---------------------------------------------------
        TOTAL INVESTMENTS--98.7%
        (COST: $33,148)                              37,649
        ---------------------------------------------------
        CASH AND OTHER ASSETS,
        LESS LIABILITIES--1.3%                          489
        ---------------------------------------------------
        NET ASSETS--100%                            $38,138
        ---------------------------------------------------

-----------------------------------------------------------
 NOTES TO KEMPER SMALL CAP VALUE PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $33,148,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $4,899,000, the gross unrealized depreciation was $398,000 and the net unrealized appreciation on investments was $4,501,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER VALUE+GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)


     ------------------------------------------------------
                                         NUMBER
     COMMON STOCKS                      OF SHARES    VALUE
     ------------------------------------------------------
-----------------------------------------------------------
BASIC INDUSTRIES--4.6%
-----------------------------------------------------------
     Champion International Corp.         2,000     $   111
     Dow Chemical Co.                     2,800         244
     Eastman Chemical Co.                 3,300         210
     Georgia-Pacific Corp.                  800          68
     Louisiana-Pacific Corp.              5,000         106
     Nucor Corp.                          2,000         113
     Sonoco Products Co.                  8,500         259
     Union Camp Corp.                     2,700         135
     Weyerhaeuser Co.                     2,000         104
     ------------------------------------------------------
                                                      1,350
-----------------------------------------------------------
CAPITAL GOODS--5.9%
-----------------------------------------------------------
     Emerson Electric Co.                 1,600          88
     General Electric Co.                 7,400         484
     B.F. Goodrich Co.                    5,400         234
     Raytheon Co.                         2,600         133
(a)  United Waste Systems                 5,000         205
(a)  USA Waste Services                   7,800         301
(a)  U.S. Filter Corp.                    9,900         270
     ------------------------------------------------------
                                                      1,715
-----------------------------------------------------------
CONSUMER CYCLICALS--10.6%
-----------------------------------------------------------
(a)  AutoZone                             4,300         101
     Brunswick Corp.                      4,800         150
     Carnival Corp.                       8,700         359
(a)  Consolidated Stores Corp.            5,000         174
     Deluxe Corp.                         3,000         102
     Dillard Department Stores            2,500          87
     Walt Disney Co.                      3,300         265
(a)  Tommy Hilfiger Corp.                 9,400         378
     Home Depot                           3,000         207
     May Department Stores Co.            4,500         213
     NIKE                                 7,600         444
     J.C. Penney Co.                      3,000         157
     Sears, Roebuck & Co.                 6,400         344
     V.F. Corp.                           1,000          85
     ------------------------------------------------------
                                                      3,066
-----------------------------------------------------------
CONSUMER DURABLES--2.5%
-----------------------------------------------------------
     Chrysler Corp.                       3,500         115
     Ford Motor Co.                       6,000         227
(a)  Lear Corp.                           2,100          93
     Leggett & Platt Inc.                 3,500         150
     Magna International Inc., "A"        2,100         126
     ------------------------------------------------------
                                                        711
-----------------------------------------------------------
CONSUMER STAPLES--7.8%
-----------------------------------------------------------
     American Greetings Corp.             9,700         360
     Newell Co.                           5,500         218
     Philip Morris Companies             22,900       1,016
     UST, Inc.                           24,200         672
     ------------------------------------------------------
                                                      2,266

     ------------------------------------------------------
                                         NUMBER
               COMMON STOCKS            OF SHARES    VALUE
     ------------------------------------------------------
-----------------------------------------------------------
ENERGY--5.3%
-----------------------------------------------------------
     AMOCO Corp.                          2,000     $   174
     Atlantic Richfield Co.               2,400         169
     Chevron Corp.                        1,700         126
     Columbia Gas System                  1,800         117
     Consolidated Natural Gas             1,700          91
     Exxon Corp.                          2,200         135
     Kerr-McGee Corp.                     3,000         190
     Phillips Petroleum Co.               2,500         109
(a)  Reading & Bates Corp.                5,500         147
     Royal Dutch Petroleum                2,800         152
     YPF Sociedad Anonima, ADR            4,500         138
     ------------------------------------------------------
                                                      1,548
-----------------------------------------------------------
FINANCE--21.3%
-----------------------------------------------------------
     H.F. Ahmanson & Co.                  5,000         215
     American General Corp.               3,300         158
     American International Group         1,000         149
     Banc One Corp.                       3,200         155
     Bank of New York Co.                 2,600         113
     BankAmerica Corp.                    1,200          77
     Bankers Trust New York Corp.         1,900         165
     Barnett Banks                        1,500          79
     Bear Stearns Companies               7,200         246
     BRE Properties                       9,000         226
     Chase Manhattan Corp.                3,300         320
     Crestar Financial Corp.              1,400          54
     A.G. Edwards & Sons                  3,000         128
     Federal Home Loan Mortgage Corp.     9,700         333
     Federal National Mortgage
       Association                       15,100         659
     First Chicago NBD Corp.              2,000         121
     First Union Corp.                    1,300         120
     Fleet Financial Group, Inc.          1,400          89
     General Re Corp.                     1,500         273
     ITT Hartford Group                   2,500         207
     Jefferson-Pilot Corp.                2,500         175
     KeyCorp                              1,000          56
     MBIA, Inc.                           1,200         135
     Meditrust                            3,000         120
     Merrill Lynch & Co.                  2,600         155
     MGIC Investment Corp.                7,000         336
     J.P. Morgan & Co.                      700          73
     NationsBank                          4,000         258
     PNC Bank, N.A.                       5,000         208
     Post Properties                      3,000         122
     Republic NY Corp.                      600          65
     Signet Banking Corp.                 2,400          86
     Torchmark Corp.                      1,000          71
     Transamerica Corp.                   1,000          94
     Washington Mutual                    3,400         203
     Wells Fargo & Co.                      600         162
     ------------------------------------------------------
                                                      6,206

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

HEALTH CARE--13.4%


     ------------------------------------------------------
                                         NUMBER
                                        OF SHARES    VALUE
     ------------------------------------------------------
     Abbott Laboratories                  2,000     $   134
     American Home Products Corp.         2,900         222
     Amgen, Inc.                          6,000         349
     Astra, A.B., ADR                    12,000         228
     C.R. Bard                            5,000         182
     Becton Dickinson & Co.               4,000         202
(a)  Biogen                               7,900         268
     Biomet, Inc.                        17,000         317
     Bristol-Myers Squibb Co.             2,100         170
     HealthCare COMPARE Corp.             6,000         314
     Mallinckrodt Group                   8,900         338
     Medtronic, Inc.                      3,600         292
     Merck & Co.                          2,700         279
(a)  Novartis, ADR                        3,200         256
     United Healthcare Corp.              6,600         343
     ------------------------------------------------------
                                                      3,894
-----------------------------------------------------------
TECHNOLOGY--21.1%
-----------------------------------------------------------
     AMP, Inc.                            5,700         238
(a)  Applied Materials, Inc.              3,000         212
(a)  Ascend Communications, Inc.          7,000         276
(a)  Atmel Corp.                          7,000         196
(a)  Cabletron Systems                    2,500          71
(a)  Ceridian Corp.                       5,400         228
(a)  Cisco Systems                        7,000         470
(a)  Compaq Computer Corp.                5,400         536
     Computer Associates International    2,300         128
     Electronic Data Systems              2,500         102
(a)  Gateway 2000                         4,800         156
     Hewlett-Packard Co.                  4,800         269
     Intel Corp.                          4,950         702
(a)  Microchip Technology                 3,700         110
(a)  Novellus Systems                     3,300         285
(a)  Oracle Corp.                         6,000         302
(a)  Parametric Technology Corp.          4,000         170
     Pitney Bowes                         1,500         104
(a)  Quantum Corp.                       15,400         313
(a)  Seagate Technology                   2,400          84
(a)  Sun Microsystems                     7,000         261
(a)  3Com Corp.                          10,675         480
(a)  Western Digital Corp.                9,400         297
     Xerox Corp.                          2,000         158
     ------------------------------------------------------
                                                      6,148

     ------------------------------------------------------
                                        NUMBER OF
                                        SHARES ON
                                        PRINCIPAL
                                         AMOUNT       VALUE
     ------------------------------------------------------
-----------------------------------------------------------
UTILITIES--3.6%
-----------------------------------------------------------
     AT&T                                 2,500     $    88
     Florida Progress Corp.               3,000          94
     GTE Corp.                            7,000         307
     Southern Company                     8,000         175
(a)  WorldCom, Inc.                      11,600         371
     ------------------------------------------------------
                                                      1,035
     ------------------------------------------------------
     TOTAL COMMON STOCKS--96.1%
     (Cost: $24,750)                                 27,939
     ------------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.08% to 5.53%
     Due--July to September 1997
     Federal National Mortgage
     Association                         $1,100       1,097
     Other                                  650         646
     ------------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--6.0%
     (Cost: $1,743)                                   1,743
     ------------------------------------------------------
     TOTAL INVESTMENTS--102.1%
     (Cost: $26,493)                                 29,682
     ------------------------------------------------------
     LIABILITIES, LESS CASH AND OTHER
     ASSETS--(2.1%)                                    (607)
     ------------------------------------------------------
     NET ASSETS--100%                               $29,075
     ------------------------------------------------------

-----------------------------------------------------------
 NOTES TO KEMPER VALUE+GROWTH PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $26,493,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $3,396,000, the gross unrealized depreciation was $207,000 and the net unrealized appreciation on investments was $3,189,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HORIZON 20+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)



        ---------------------------------------------------
                                         PRINCIPAL
                                         AMOUNT OR
                                         NUMBER OF
        GOVERNMENT OBLIGATIONS            SHARES     VALUE
        ---------------------------------------------------
-----------------------------------------------------------
   U.S. TREASURY NOTES
-----------------------------------------------------------
        8.875%, 2000                      $  200     $  214
        8.50%, 2000                          150        158
        6.75%, 2000                          649        658
        5.50%, 2000                          200        196
-----------------------------------------------------------
   MORTGAGE BACKED SECURITIES
-----------------------------------------------------------
        FHLMC, 6.00%, 2006                    83         83
        FHLMC, 6.50%, 2014                   107        107
        GNMA, 7.00%, 2015                    267        268
        ---------------------------------------------------
        TOTAL GOVERNMENT OBLIGATIONS--19.1%
        (Cost: $1,679)                                1,684
        ---------------------------------------------------
        COMMON STOCKS
-----------------------------------------------------------
   BASIC INDUSTRIES--3.2%
-----------------------------------------------------------
        AK Steel Holding Corp.               165shs.      7
        Bayer A.G.                           493         19
        Carpenter Technology Corp.           170          8
        Cementos Mexicanos,
         S.A. de C.V., "B," ADR            5,000         24
        Champion International Corp.         200         11
   (a)  Culligan Water Technologies          200          9
        Dow Chemical Co.                     300         26
        Eastman Chemical Co.                 300         19
        Georgia-Pacific Corp.                200         17
   (a)  Global Industrial Technologies,
         Inc.                                375          8
        Intermet Corp.                       385          6
        Louisiana-Pacific Corp.            1,100         23
        Nucor Corp.                          200         11
        Rentokil Initial PLC               7,450         26
        Sonoco Products Co.                  600         18
        Toray Industries                   4,500         32
        Union Camp Corp.                     300         15
        ---------------------------------------------------
                                                        279
-----------------------------------------------------------
   CAPITAL GOODS--6.1%
-----------------------------------------------------------
        Ball Corp.                           255          8
   (a)  BE Aerospace, Inc.                   400         13
        Blount, International, "A"           155          7
        Elcor Corp.                          265          7
        General Electric Co.                 800         52
        B.F. Goodrich Co.                    800         35
   (a)  Littelfuse, Inc.                     400         11
        Mannesmann A.G.                      151         67
   (a)  Miller Industries                    700         11
        Murata Manufacturing                 200          8
   (a)  Philip Services Corp.              4,150         66
        Raytheon Co.                         500         26
        Sony Corp.                           700         61
        Stewart & Stevenson Services         230          6
   (a)  Triangle Pacific Corp.               200          6
   (a)  USA Waste Services                 1,600         62
   (a)  U.S. Filter Corp.                  2,000         55
   (a)  United Waste Systems                 700         29
        Watts Industries, Inc.               240          6
        ---------------------------------------------------
                                                        536

        ---------------------------------------------------
                                         PRINCIPAL
                                         AMOUNT OR
                                         NUMBER OF
        GOVERNMENT OBLIGATIONS            SHARES     VALUE
        ---------------------------------------------------
-----------------------------------------------------------
   CONSUMER CYCLICALS--10.3%
-----------------------------------------------------------
   (a)  AccuStaff                            400     $    9
        American Greetings Corp.           1,600         59
   (a)  AutoZone                           1,300         31
        Brunswick Corp.                    1,000         31
        Bulgari Spa                        5,556         31
   (a)  CapStar Hotel Co.                    400         13
        Carnival Corp.                     1,200         49
        Carrefour S.A.                        32         23
        CKE Restaurants                      400         13
   (a)  Consolidated Graphics, Inc.          300         12
   (a)  Consolidated Stores Corp.          1,250         43
        Deluxe Corp.                         500         17
        Dillard Department Stores            600         21
        Walt Disney Co.                      400         32
        Ethan Allen Interiors                200         11
        Four Seasons Hotels Inc.             400         12
        Granada Group PLC                  1,784         23
        Gucci Group N.V.                     260         17
   (a)  Tommy Hilfiger Corp.               1,800         72
        Home Depot                           700         48
        Hudson's Bay Co.                   2,500         56
   (a)  Interim Services                     200          9
        May Department Stores Co.            300         14
        Men's Wearhouse                      400         13
        Meredith Corp.                       400         12
   (a)  Nautica Enterprises                  600         16
        NIKE                               1,300         76
   (a)  Outdoor Systems Inc.                 400         15
        J.C. Penney Co.                      300         16
        Reed International PLC             2,572         25
        Royal Caribbean Cruises Ltd.         600         21
        Sears, Roebuck & Co.               1,200         65
        ---------------------------------------------------
                                                        905
-----------------------------------------------------------
   CONSUMER DURABLES--2.2%
-----------------------------------------------------------
        Ford Motor Co.                       900         34
        Honda Motor Co., Ltd.              1,100         33
   (a)  Lear Corp.                           600         27
        Leggett & Platt Inc.                 500         22
        Magna International Inc., "A"        500         30
        Matsushita Electric Industrial
         Co., Ltd.                         1,850         37
        Myers Industries                     390          7
        ---------------------------------------------------
                                                        190
-----------------------------------------------------------
   CONSUMER STAPLES--6.2%
-----------------------------------------------------------
        Arbor Drugs                          400          8
   (a)  Carriage Services, Inc.              200          4
   (a)  Emmis Broadcasting Corp.             200          9
        Independent Newspapers PLC         9,550         55
        Kimberly-Clark de Mexico,
         S.A. de C.V.                     13,000         52
        Koninklijke Ahold N.V.             1,366        115
        Philip Morris Companies            4,400        195
        UST, Inc.                          3,000         83
   (a)  Westwood One                         500         16
   (a)  Young Broadcasting Corp.             300         10
        ---------------------------------------------------
                                                        547

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)




        ---------------------------------------------------
                                         NUMBER OF
                                          SHARES      VALUE
        ---------------------------------------------------
ENERGY--3.6%
        AMOCO Corp.                          300     $   26
        Atlantic Richfield Co.               600         42
        British Petroleum                  1,769         22
        Chevron Corp.                        400         30
   (a)  Chieftain International Inc.         260          6
        Columbia Gas System                  300         20
        Elf Aquitaine                        443         48
        Exxon Corp.                          400         25
        KCS Energy                           340          7
   (a)  Nuevo Energy Co.                     125          5
        Royal Dutch Petroleum              1,176         61
   (a)  Seitel, Inc.                         175          7
   (a)  Tesoro Petroleum Corp.               455          7
        United Cities Gas Co.                260          6
        YPF Sociedad Anonima, ADR            300          9
        ---------------------------------------------------
                                                        321
-----------------------------------------------------------
FINANCE--13.5%
-----------------------------------------------------------
        H.F. Ahmanson & Co.                  300         13
        American General Corp.               700         33
        Banc One Corp.                       300         15
        Banco Bilbao Vizcaya                 385         31
        BankAmerica Corp.                    400         26
        Bankers Trust New York Corp.         200         17
        Bank of Ireland                    4,580         50
        Barnett Banks                        400         21
        Bear Stearns Companies             1,500         51
        Chase Manhattan Corp.                100         10
        CITIC Pacific Ltd.                 4,500         28
        Cullen Frost Bankers                 180          8
        Del Webb Corp.                       380          6
        A.G. Edwards & Sons                  800         34
        Executive Risk                       300         16
        Federal Home Loan Mortgage
         Corp.                             1,400         48
        Federal National Mortgage
         Association                       2,700        118
   (a)  Financial Federal Corp.              600         13
        First Chicago NBD Corp.              400         24
        First Financial Caribbean Corp.      230          8
        First Financial Corp.                230          7
        First Union Corp.                    300         28
        Fleet Financial Group, Inc.          300         19
        HCC Insurance Holdings               400         11
        HSBC Holding PLC, ADR                814         24
        Imperial Credit Industries           265          5
        ING Groep N.V.                       851         39
        Integon Corp.                         80          2
        Jefferson-Pilot Corp.                550         38
        Kansas City Southern Industries      200         13
        KeyCorp                              300         17


        ---------------------------------------------------
                                         NUMBER OF
                                          SHARES     VALUE
        ---------------------------------------------------
-----------------------------------------------------------
FINANCE--CONTINUED


-----------------------------------------------------------
        Long Island Bancorp                  400      $  15
        Magnum Corporation Berhad          9,000         14
        Meditrust                            300         12
        Mercer International SBI             120          1
        Merrill Lynch & Co.                  800         48
        MGIC Investment Corp.              1,600         77
        NationsBank                        1,550        100
        PNC Bank, N.A.                       400         17
        Post Properties                      300         12
        Protective Life Insurance Co.        400         20
        Quick & Reilly Group                 600         14
        RHB Capital                        3,000         10
        Republic NY Corp.                    250         27
        Roosevelt Financial Group             60          1
        Signet Banking Corp.                 400         14
        Texas Regional Bankshares            100          4
        Torchmark Corp.                      300         21
        Wells Fargo & Co.                     50         13
        ---------------------------------------------------
                                                      1,193
-----------------------------------------------------------
HEALTH CARE--10.1%
-----------------------------------------------------------
        Abbott Laboratories                  500         33
        American Home Products Corp.         800         61
        Amgen, Inc.                        1,000         58
        Astra, A.B., ADR                   2,667         51
        C.R. Bard                            500         18
        Baxter International                 200         10
        Becton Dickinson & Co.               200         10
   (a)  Biogen                             2,100         71
        Biomet, Inc.                       2,000         37
   (a)  British Biotech, PLC               4,310         16
   (a)  CRA Managed Care, Inc.               200         10
        Eisai Co., Ltd.                    2,000         38
   (a)  Fresenius Medical Care, ADS          405         29
        Glaxo Wellcome PLC                 1,340         28
   (a)  HealthCare COMPARE Corp.             850         45
        Mallinckrodt Group                 1,700         65
        Medtronic, Inc.                      900         73
        Merck & Co.                          600         62
   (a)  National Surgery Centers             300         11
        Novartis
   (a)  ADR                                  700         56
        common stock                          21         34
   (a)  OccuSystems, Inc.                    100          3
        Roche Holding A.G.                     4         36
   (a)  Safeskin Corp.                       500         15
   (a)  Henry Schein, Inc.                   100          3
   (a)  Sofamor-Danek Group                  300         14
        ---------------------------------------------------
                                                        887

                                                                              61

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



        ---------------------------------------------------
                                         NUMBER OF
                                          SHARES     VALUE
        ---------------------------------------------------
-----------------------------------------------------------
TECHNOLOGY--17.2%
-----------------------------------------------------------
        AMP Inc.                             600     $   25
   (a)  Andrew Corp.                         200          6
   (a)  Applied Materials, Inc.            1,100         78
   (a)  Ascend Communications, Inc.        1,500         59
   (a)  Atmel Corp.                        2,000         56
   (a)  Baan Company N.V.                    755         51
        Belden Inc.                          300         10
   (a)  Benchmark Electronics                195          8
   (a)  Cabletron Systems                    600         17
        Canon, Inc.                          900         25
   (a)  Ceridian Corp.                     1,700         72
   (a)  Cisco Systems                      1,700        114
   (a)  Compaq Computer Corp.              1,150        114
        Computer Associates
         International                       700         39
   (a)  Comverse Technology                  100          5
   (a)  Electroglas                          225          6
   (a)  Encad, Inc.                          300         12
        L.M. Ericsson Telephone Co.,
         "B"                                 983         39
   (a)  Gartner Group                        400         14
   (a)  Gateway 2000                       1,300         42
        Hewlett-Packard Co.                  500         28
        Intel Corp.                        1,000        142
   (a)  Jones Intercable Inc.                540          7
   (a)  KLA Instruments                      100          5
   (a)  Kulicke & Soffa Industries           500         16
   (a)  Marshall Industries                  100          4
   (a)  Novellus Systems                     700         61
   (a)  Oracle Corp.                       1,500         76
   (a)  Parametric Technology Corp.        1,000         43
        Paychex                              300         11
   (a)  Quantum Corp.                      2,100         43
        Scientific Atlanta                   340          7
   (a)  Seagate Technology                   300         11
   (a)  SunGard Data Systems                 200          9
   (a)  Sun Microsystems                   1,600         60
   (a)  Tech-Sym Corp.                       195          7
   (a)  Tecnomatix Technologies              400         13
   (a)  3Com Corp.                         2,550        115
   (a)  Western Digital Corp.              2,100         66
        ---------------------------------------------------
                                                      1,516

        ---------------------------------------------------
                                          NUMBER OF
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT     VALUE
        ---------------------------------------------------
-----------------------------------------------------------
TRANSPORTATION--.2%
-----------------------------------------------------------
        Airborne Freight Corp.               230     $   10
   (a)  Knight Transportation                200          5
        ---------------------------------------------------
                                                         15

UTILITIES--3.0%
        AT&T                                 200          7
   (a)  Atlantic Tele-Network                 80          1
        Empresa Nacional de
         Electricidad S.A.                   433         36
        GTE Corp.                            600         26
        Southern Co.                         900         20
        Telecom Italia Mobile              8,325         27
        Telefonica de Espana S.A.          1,540         45
        Veba, A.G.                           350         20
   (a)  WorldCom, Inc.                     2,500         80
        ---------------------------------------------------
                                                        262
        ---------------------------------------------------
        TOTAL COMMON STOCKS--75.5%
        (Cost: $5,782)                                6,651
        ---------------------------------------------------
        MONEY MARKET INSTRUMENTS--2.2%
        Yield--5.04% to 5.46%
        Due--August 1997
        (Cost: $199)                      $  200        198
        ---------------------------------------------------
        TOTAL INVESTMENTS--96.9%
        (Cost: $7,660)                                8,533
        ---------------------------------------------------
        CASH AND OTHER ASSETS, LESS
        LIABILITIES--3.1%                               273
        ---------------------------------------------------
        NET ASSETS--100%                             $8,806
        ---------------------------------------------------

-----------------------------------------------------------
 NOTES TO KEMPER HORIZON 20+ PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------


(a) Non-income producing security.

Based on the cost of investments of $7,660,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $947,000, the gross unrealized depreciation was $74,000 and the net unrealized appreciation on investments was $873,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HORIZON 10+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)



     -----------------------------------------------------
                                        PRINCIPAL
                                       AMOUNT OR
                                        NUMBER
     GOVERNMENT OBLIGATIONS           OF SHARES    VALUE
     -----------------------------------------------------
----------------------------------------------------------
 U.S. TREASURY NOTES
----------------------------------------------------------
     7.50%, 1999                        $  400     $   412
     8.875%, 2000                          878         939
     8.50%, 2000                           720         759
     6.75%, 2000                           520         527
     5.50%, 2000                           350         341
     8.00%, 2001                           300         317
----------------------------------------------------------
 MORTGAGE BACKED SECURITIES
----------------------------------------------------------
     FHLMC, 6.00%, 2006                    274         273
     FHLMC, 6.50%, 2014                    230         230
     GNMA, 7.00%, 2015                     673         678
     -----------------------------------------------------
     TOTAL GOVERNMENT
     OBLIGATIONS--39.8%
     (Cost: $4,476)                                  4,476
     -----------------------------------------------------

     COMMON STOCKS
----------------------------------------------------------
 BASIC INDUSTRIES--3.2%
----------------------------------------------------------
     AK Steel Holding Corp.                170shs.       7
     Bayer A.G.                            771          30
     Carpenter Technology Corp.            170           8
     Cementos Mexicanos, S.A. de
       C.V., "B," ADR                    5,300          26
     Champion International Corp.          300          16
(a)  Culligan Water Technologies           200           9
     Dow Chemical Co.                      400          35
     Eastman Chemical Co.                  400          25
     Georgia-Pacific Corp.                 300          26
(a)  Global Industrial Technologies,
      Inc.                                 380           8
     Intermet Corp.                        395           6
     Millennium Chemicals Inc.             107           2
     Louisiana-Pacific Corp.             1,200          25
     Nucor Corp.                           300          17
     Rentokil Initial PLC               13,100          46
     Sonoco Products Co.                   800          24
     Toray Industries                    3,000          21
     Union Camp Corp.                      500          25
     -----------------------------------------------------
                                                       356
----------------------------------------------------------
 CAPITAL GOODS--4.7%
----------------------------------------------------------
     Ball Corp.                            260           8
(a)  BE Aerospace, Inc.                    400          13
     Blount, International, "A"            160           7
     Elcor Corp.                           275           8
     Emerson Electric Co.                  600          33
     General Electric Co.                1,500          98
     B.F. Goodrich Co.                     700          30
(a)  Littelfuse, Inc.                      400          11
     Mannesmann A.G.                        35          16
(a)  Miller Industries                     900          14
     Murata Manufacturing                  500          20


     -----------------------------------------------------
                                        NUMBER
     GOVERNMENT OBLIGATIONS            OF SHARES    VALUE
     -----------------------------------------------------

----------------------------------------------------------
 CAPITAL GOODS--CONTINUED
----------------------------------------------------------
(a)  Philip Services Corp.               4,350     $    69
     Raytheon Co.                          600          31
     Sony Corp.                            300          26
     Stewart & Stevenson Services          235           6
(a)  Triangle Pacific Corp.                300          10
(a)  USA Waste Services                    800          31
(a)  U.S. Filter Corp.                   1,800          49
(a)  United Waste Systems                1,000          41
     Watts Industries, Inc.                245           6
     -----------------------------------------------------
                                                       527
----------------------------------------------------------
 CONSUMER CYCLICALS--9.2%
----------------------------------------------------------
(a)  AccuStaff                             400           9
     American Greetings Corp.            1,300          48
(a)  AutoZone                            1,100          26
     Brunswick Corp.                     1,300          41
(a)  CapStar Hotel Co.                     500          16
     Carnival Corp.                      1,000          41
     Carrefour S.A.                         69          50
     CKE Restaurants                       400          13
(a)  Consolidated Graphics, Inc.           350          15
(a)  Consolidated Stores Corp.             938          32
     Deluxe Corp.                        1,000          34
     Dillard Department Stores             600          21
     Walt Disney Co.                       600          48
     Ethan Allen Interiors                 200          11
     Four Seasons Hotels Inc.              400          12
     Granada Group PLC                   2,117          28
     Gucci Group N.V.                      370          24
(a)  Tommy Hilfiger Corp.                1,500          60
     Home Depot                            600          41
     Hudson's Bay Co.                    2,100          47
(a)  Interim Services                      200           9
     May Department Stores Co.             300          14
     Men's Wearhouse                       400          13
     Meredith Corp.                        400          12
(a)  Nautica Enterprises                   650          17
     NIKE                                1,150          67
(a)  Outdoor Systems Inc.                  400          15
     J.C. Penney Co.                       600          31
     Reed International PLC             14,216         138
     Royal Caribbean Cruises Ltd.          700          24
     Sears, Roebuck & Co.                1,000          54
     V.F. Corp.                            300          26
     -----------------------------------------------------
                                                     1,037
----------------------------------------------------------
 CONSUMER DURABLES--2.1%
----------------------------------------------------------
     Ford Motor Co.                      1,000          38
     Harley-Davidson                     1,200          57
     Honda Motor Co., Ltd.               1,300          39
(a)  Lear Corp.                            600          27
     Leggett & Platt Inc.                  800          34
     Matsushita Electric Industrial
       Co., Ltd.                         1,800          36
     Myers Industries                      400           7
     -----------------------------------------------------
                                                       238


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)




     -----------------------------------------------------
                                        NUMBER
                                       OF SHARES    VALUE
     -----------------------------------------------------
----------------------------------------------------------
 CONSUMER STAPLES--3.5%
----------------------------------------------------------
     Arbor Drugs                           550     $    11
(a)  Carriage Services, Inc.               300           6
(a)  Emmis Broadcasting Corp.              200           9
     Imperial Tobacco Group, ADR           375           5
     Independent Newspapers PLC          5,960          35
     Kimberly-Clark de Mexico,
      S.A. de C.V.                      13,000          52
     Koninklijke Ahold N.V.                486          41
     Philip Morris Companies             3,600         160
     UST, Inc.                           1,600          44
(a)  Westwood One                          600          19
(a)  Young Broadcasting Corp.              300          10
     -----------------------------------------------------
                                                       392
----------------------------------------------------------
 ENERGY--3.3%
----------------------------------------------------------
     AMOCO Corp.                           300          26
     Atlantic Richfield Co.                700          49
     British Petroleum                   2,660          33
     Chevron Corp.                         400          29
(a)  Chieftain International Inc.          260           6
     Columbia Gas System                   500          33
     Elf Aquitaine                         423          46
     Exxon Corp.                           600          37
     KCS Energy                            350           7
(a)  Nuevo Energy Co.                      130           5
     Petro Canada                        2,000          33
     Royal Dutch Petroleum                 960          50
(a)  Seitel, Inc.                          175           7
(a)  Tesoro Petroleum Corp.                465           7
     United Cities Gas Co.                 265           6
     -----------------------------------------------------
                                                       374
----------------------------------------------------------
 FINANCE--11.2%
----------------------------------------------------------
     American General Corp.                700          33
     Banc One Corp.                        500          24
     Banco Bilbao Vizcaya                  620          50
     BankAmerica Corp.                     400          26
     Bankers Trust New York Corp.          400          35
     Bank of Ireland                     3,800          42
     Barnett Banks                         600          31
     Bear Stearns Companies              1,300          44
     CITIC Pacific Ltd.                  7,500          47
     Cullen Frost Bankers                  185           8
     Del Webb Corp.                        400           7
     Executive Risk                        400          21
     Federal Home Loan Mortgage
      Corp.                              1,700          58
     Federal National Mortgage
      Association                        2,700         118
(a)  Financial Federal Corp.               800          18
     First Chicago NBD Corp.               500          30
     First Financial Caribbean Corp.       235           8
     First Financial Corp.                 235           7
     First Union Corp.                     300          28
     Fleet Financial Group, Inc.           200          13
     HCC Insurance Holdings                400          11
     HSBC Holding PLC, ADR               1,214          37
     Imperial Credit Industries            275           6
     ING Groep N.V.                        927          43
     Integon Corp.                          85           2
     Jefferson-Pilot Corp.                 400          28
     Kansas City Southern Industries       200          13
     KeyCorp                               200          11
     Long Island Bancorp                   400          15


     -----------------------------------------------------
                                        NUMBER
                                       OF SHARES    VALUE
     -----------------------------------------------------
----------------------------------------------------------
 FINANCE--CONTINUED
----------------------------------------------------------
     Meditrust                             400     $    16
     Mercer International SBI              150           1
     Merrill Lynch & Co.                   600          36
     MGIC Investment Corp.               1,400          67
     NationsBank                         1,600         103
     PNC Bank, N.A.                        600          25
     Post Properties                       400          16
     Protective Life Insurance Co.         400          20
     Quick & Reilly Group                  600          14
     Republic NY Corp.                     200          22
     Roosevelt Financial Group              75           2
     Signet Banking Corp.                  600          22
     Texas Regional Bankshares             100           4
     Torchmark Corp.                       300          21
     Washington Mutual                     900          54
     Wells Fargo & Co.                     100          27
     -----------------------------------------------------
                                                     1,264
----------------------------------------------------------
 HEALTH CARE--7.8%
----------------------------------------------------------
     Abbott Laboratories                   400          27
     American Home Products Corp.          700          53
     Amgen, Inc.                           850          49
     Astra, A.B., ADR                    2,400          46
     C.R. Bard                             700          25
     Baxter International                  300          16
     Becton Dickinson & Co.                300          15
(a)  Biogen                              1,600          54
     Biomet, Inc.                        3,200          60
(a)  CRA Managed Care, Inc.                200          10
     Eisai Co., Ltd.                     2,100          40
(a)  Fresenius Medical Care, ADS           443          32
     Glaxo Wellcome PLC                  2,143          44
(a)  HealthCare COMPARE Corp.              750          39
     Mallinckrodt Group                  1,500          57
     Medtronic, Inc.                       750          61
     Merck & Co.                           450          47
(a)  National Surgery Centers              400          14
     Novartis
(a)  ADR                                   600          48
     common stock                           25          40
(a)  OccuSystems, Inc.                     200           6
     Roche Holding A.G.                      6          54
(a)  Safeskin Corp.                        600          18
(a)  Henry Schein, Inc.                    200           6
(a)  Sofamor-Danek Group                   300          14
     -----------------------------------------------------
                                                       875
----------------------------------------------------------
 TECHNOLOGY--12.3%
----------------------------------------------------------
     AMP Inc.                              600          25
(a)  Andrew Corp.                          200           6
(a)  Applied Materials, Inc.               900          64
(a)  Ascend Communications, Inc.         1,000          39
(a)  Atmel Corp.                         1,600          45
(a)  Baan Company N.V.                     770          52
     Belden Inc.                           350          12
(a)  Benchmark Electronics                 200           8
(a)  Cabletron Systems                     800          23
     Canon, Inc.                         1,400          38
(a)  Ceridian Corp.                      1,000          42
(a)  Cisco Systems                       1,500         101
(a)  Compaq Computer Corp.                 950          94
     Computer Associates
     International                         600          33
(a)  Comverse Technology                   300          16
(a)  Electroglas                           235           6


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



         ---------------------------------------------------
                                        NUMBER
                                       OF SHARES    VALUE
         ---------------------------------------------------
----------------------------------------------------------
 TECHNOLOGY--CONTINUED
----------------------------------------------------------
(a)  Encad, Inc.                           350     $    14
     L.M. Ericsson Telephone Co., "B"    1,060          42
(a)  Gartner Group                         400          14
(a)  Gateway 2000                        1,000          32
     Hewlett-Packard Co.                   600          34
     Intel Corp.                           850         120
(a)  Jones Intercable Inc.                 550           7
(a)  KLA Instruments                       300          15
(a)  Kulicke & Soffa Industries            400          13
(a)  Marshall Industries                   200           7
(a)  Novellus Systems                      600          52
(a)  Oracle Corp.                        1,200          60
(a)  Parametric Technology Corp.           600          26
     Paychex                               300          11
(a)  Quantum Corp.                       2,600          53
     Scientific Atlanta                    345           8
(a)  Seagate Technology                    300          11
(a)  SunGard Data Systems                  200           9
(a)  Sun Microsystems                    1,200          45
(a)  Tech-Sym Corp.                        200           7
(a)  Tecnomatix Technologies               450          15
(a)  3Com Corp.                          1,825          82
(a)  Western Digital Corp.               1,800          57
     Xerox Corp.                           600          47
     -----------------------------------------------------
                                                     1,385

     -----------------------------------------------------
                                        NUMBER
                                       OF SHARES    VALUE
     -----------------------------------------------------
----------------------------------------------------------
 TRANSPORTATION--.1%
----------------------------------------------------------
     Airborne Freight Corp.                235     $    10
(a)  Knight Transportation                 200           5
     -----------------------------------------------------
                                                        15
 UTILITIES--2.2%
(a)  Atlantic Tele-Network                 100           1
     Empresa Nacional de
      Electricidad S.A.                    485          41
     GTE Corp.                             600          26
     Southern Co.                          900          20
     Telecom Italia Mobile              13,320          43
     Telefonica de Espana S.A.           1,555          45
(a)  WorldCom, Inc.                      2,200          70
     -----------------------------------------------------
                                                       246
     -----------------------------------------------------
     TOTAL COMMON STOCKS--59.6%
     (Cost: $5,763)                                  6,709
     -----------------------------------------------------
     TOTAL INVESTMENTS--99.4%
     (Cost: $10,239)                                11,185
     -----------------------------------------------------
     CASH AND OTHER ASSETS, LESS
     LIABILITIES--.6%                                   73
     -----------------------------------------------------
     NET ASSETS--100%                              $11,258
     -----------------------------------------------------

----------------------------------------------------------
 NOTES TO KEMPER HORIZON 10+ PORTFOLIO OF INVESTMENTS
----------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $10,239,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $1,021,000, the gross unrealized depreciation was $75,000 and the net unrealized appreciation on investments was $946,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER HORIZON 5 PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)




         ---------------------------------------------------
                                        PRINCIPAL
                                         AMOUNT OR
                                          NUMBER
             GOVERNMENT OBLIGATIONS      OF SHARES   VALUE
        ---------------------------------------------------
-----------------------------------------------------------
-----------------------------------------------------------
   U.S. TREASURY NOTES
        8.875%, 2000                       $ 870     $  931
        8.50%, 2000                          549        579
        6.75%, 2000                          700        709
        5.875%, 2000                         100         99
        6.50%, 2000                          463        452
        5.50%, 2000                          400        393
-----------------------------------------------------------
   MORTGAGE BACKED SECURITIES
-----------------------------------------------------------
        FHLMC, 6.00%, 2006                   175        173
        FHLMC, 6.50%, 2014                   141        141
        GNMA, 7.00%, 2015                    620        624
        ---------------------------------------------------
        TOTAL GOVERNMENT OBLIGATIONS--59.7%
        (Cost: $4,096)                                4,101
        ---------------------------------------------------

        COMMON STOCKS
-----------------------------------------------------------
   BASIC INDUSTRIES--1.9%
-----------------------------------------------------------
        AK Steel Holding Corp.                55shs.      2
        Bayer A.G.                           246          9
        Carpenter Technology Corp.            60          3
        Cementos Mexicanos,
          S.A. de C.V.,"B," ADR            3,000         15
        Champion International Corp.         100          6
   (a)  Culligan Water Technologies          100          4
        Dow Chemical Co.                     200         17
        Eastman Chemical Co.                 200         13
        Georgia-Pacific Corp.                100          9
   (a)  Global Industrial Technologies,
         Inc.                                125          3
        Intermet Corp.                       140          2
        Louisiana-Pacific Corp.              300          6
        Nucor Corp.                          100          6
        Rentokil Initial PLC               2,600          9
        Sonoco Products Co.                  300          9
        Toray Industries                   1,500         11
        Union Camp Corp.                     200         10
        ---------------------------------------------------
                                                        134

-----------------------------------------------------------
   CAPITAL GOODS--4.0%
-----------------------------------------------------------
        Ball Corp.                            90          3
   (a)  BE Aerospace, Inc.                   200          6
        Blount, International, "A"            55          2
        Elcor Corp.                          100          3
        Emerson Electric Co.                 200         11
        General Electric Co.                 900         59
        B.F. Goodrich Co.                    200          9
   (a)  Littelfuse, Inc.                     200          6
   (a)  Miller Industries                    400          6
        Murata Manufacturing                 200          8
   (a)  Philip Services Corp.              2,475         39
        Raytheon Co.                         400         20
        Sony Corp.                           400         35
        Stewart & Stevenson Services          90          2
   (a)  Triangle Pacific Corp.               100          3
   (a)  USA Waste Services                   600         23
   (a)  U.S. Filter Corp.                    700         19
   (a)  United Waste Systems                 400         16
        Watts Industries, Inc.                95          2
        ---------------------------------------------------
                                                        272


         ---------------------------------------------------
                                          NUMBER
        GOVERNMENT OBLIGATIONS           OF SHARES   VALUE
         ---------------------------------------------------
-----------------------------------------------------------
   CONSUMER CYCLICALS--6.9%
-----------------------------------------------------------
   (a)  AccuStaff                            200     $    5
        American Greetings Corp.             600         22
   (a)  AutoZone                             300          7
        Brunswick Corp.                      200          6
        Bulgari Spa                        2,220         13
   (a)  CapStar Hotel Co.                    300         10
        Carnival Corp.                       800         33
        Carrefour S.A.                        16         12
        CKE Restaurants                      200          6
   (a)  Consolidated Graphics, Inc.          150          6
   (a)  Consolidated Stores Corp.            375         13
        Dillard Department Stores            100          3
        Walt Disney Co.                      100          8
        Ethan Allen Interiors                100          6
        Four Seasons Hotels Inc.             200          6
        Fuji Photo Film Co. Ltd.           2,000         81
        Granada Group PLC                    672          9
        Gucci Group N.V.                     154         10
   (a)  Tommy Hilfiger Corp.                 600         24
        Home Depot                           200         14
        Hudson's Bay Co.                   1,250         28
   (a)  Interim Services                     200          9
        May Department Stores Co.            200          9
        Men's Wearhouse                      200          6
        Meredith Corp.                       200          6
   (a)  Nautica Enterprises                  250          7
        NIKE                                 450         26
   (a)  Outdoor Systems Inc.                 200          8
        J.C. Penney Co.                      200         10
        Reed International PLC             2,572         25
        Royal Caribbean Cruises Ltd.         400         14
        Sears, Roebuck & Co.                 400         21
        V.F. Corp.                           100          9
        ---------------------------------------------------
                                                        472

-----------------------------------------------------------
   CONSUMER DURABLES--1.6%
-----------------------------------------------------------
        Ford Motor Co.                       300         11
        Harley-Davidson                      400         19
        Honda Motor Co., Ltd.                600         18
   (a)  Lear Corp.                           200          9
        Leggett & Platt Inc.                 200          9
        Magna International Inc., "A"        200         12
        Matsushita Electric Industrial
         Co., Ltd.                         1,350         27
        Myers Industries                     140          2
        ---------------------------------------------------
                                                        107

-----------------------------------------------------------
   CONSUMER STAPLES--3.2%
-----------------------------------------------------------
        Arbor Drugs                          250          5
   (a)  Carriage Services, Inc.              100          2
   (a)  Emmis Broadcasting Corp.             200          9
        Independent Newspapers PLC         1,285          7
        Kimberly-Clark de Mexico,
         S.A. de C.V.                      8,000         32
        Koninklijke Ahold N.V.               270         23
        Philip Morris Companies            1,700         75
        RJR Nabisco Holdings Corp.           200          7
        UST, Inc.                          1,600         44
   (a)  Westwood One                         200          6
   (a)  Young Broadcasting Corp.             300         10
        ---------------------------------------------------
                                                        220

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)



        ---------------------------------------------------
                                          NUMBER
                                         OF SHARES   VALUE
        ---------------------------------------------------
-----------------------------------------------------------
ENERGY--1.7%
-----------------------------------------------------------
        AMOCO Corp.                          100     $    9
        Atlantic Richfield Co.               300         21
        British Petroleum                    933         12
        Chevron Corp.                        300         22
   (a)  Chieftain International Inc.          95          2
        Columbia Gas System                  100          7
        Exxon Corp.                          300         18
        KCS Energy                           130          3
        Kerr-McGee Corp.                     100          6
   (a)  Nuevo Energy Co.                      50          2
        Royal Dutch Petroleum                152          8
   (a)  Seitel, Inc.                          65          2
   (a)  Tesoro Petroleum Corp.               180          3
        United Cities Gas Co.                 95          2
        ---------------------------------------------------
                                                        117
-----------------------------------------------------------
FINANCE--7.2%
-----------------------------------------------------------
        American General Corp.               200         10
        Banc One Corp.                       100          5
        BankAmerica Corp.                    200         13
        Bankers Trust New York Corp.         100          9
        Bank of Ireland                    1,000         11
        Barnett Banks                        200         10
        Bear Stearns Companies               400         14
        CITIC Pacific Ltd.                 6,000         37
        Cullen Frost Bankers                  60          3
        Del Webb Corp.                       130          2
        A.G. Edwards & Sons                  200          9
        Executive Risk                       200         10
        Federal Home Loan Mortgage
         Corp.                               700         24
        Federal National Mortgage
         Association                         900         39
   (a)  Financial Federal Corp.              400          9
        First Chicago NBD Corp.              200         12
        First Financial Caribbean Corp.       90          3
        First Financial Corp.                 85          2
        First Union Corp.                    100          9
        HCC Insurance Holdings               200          5
        HSBC Holding PLC, ADR                807         24
        Imperial Credit Industries           100          2
        ING Groep N.V.                       447         21
        Integon Corp.                         60          2
        Jefferson-Pilot Corp.                250         17
        Kansas City Southern Industries      100          6
        KeyCorp                              200         11
        Long Island Bancorp                  200          7
        Meditrust                            200          8



        ---------------------------------------------------

                                          NUMBER
                                         OF SHARES   VALUE
        ---------------------------------------------------
-----------------------------------------------------------
FINANCE--CONTINUED
-----------------------------------------------------------
        Mercer International SBI              90      $   1
        Merrill Lynch & Co.                  200         12
        MGIC Investment Corp.                500         24
        NationsBank                          450         29
        PNC Bank, N.A.                       200          8
        Post Properties                      200          8
        Protective Life Insurance Co.        200         10
        Quick & Reilly Group                 300          7
        RHB Capital                        3,000         10
        Republic NY Corp.                     50          5
        Roosevelt Financial Group             50          1
        Signet Banking Corp.                 200          7
        Texas Regional Bankshares            100          4
        Torchmark Corp.                      100          7
        Washington Mutual                    400         24
        Wells Fargo & Co.                     25          7
        ---------------------------------------------------
                                                        498
-----------------------------------------------------------
HEALTH CARE--4.7%
-----------------------------------------------------------
        Abbott Laboratories                  100          7
        American Home Products Corp.         200         15
        Amgen, Inc.                          250         15
        Astra, A.B., ADR                     800         15
        C.R. Bard                            300         11
        Baxter International                 100          5
        Becton Dickinson & Co.               100          5
   (a)  Biogen                               700         24
        Biomet, Inc.                       1,200         22
   (a)  British Biotech, PLC               2,870         11
   (a)  CRA Managed Care, Inc.               100          5
        Eisai Co., Ltd                     1,000         19
   (a)  Fresenius Medical Care, ADS           88          6
   (a)  HealthCare COMPARE Corp.             500         26
        Mallinckrodt Group                   600         23
        Medtronic, Inc.                      250         20
        Merck & Co.                          150         16
   (a)  National Surgery Centers             200          7
        Novartis
   (a)  ADR                                  200         16
        common stock                           8         13
   (a)  OccuSystems, Inc.                    100          3
        Roche Holding A.G.                     3         27
   (a)  Safeskin Corp.                       200          6
   (a)  Henry Schein, Inc.                   100          3
   (a)  Sofamor-Danek Group                  100          5
        ---------------------------------------------------
                                                        325


PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)


        ---------------------------------------------------
                                          NUMBER
                                         OF SHARES   VALUE
        ---------------------------------------------------

-----------------------------------------------------------
TECHNOLOGY--7.1%
-----------------------------------------------------------
        AMP Inc.                             300     $   13
   (a)  Andrew Corp.                         100          3
   (a)  Applied Materials, Inc.              200         14
   (a)  Ascend Communications, Inc.          500         20
   (a)  Atmel Corp.                          400         11
        Belden Inc.                          150          5
   (a)  Benchmark Electronics                 70          3
        Canon, Inc.                          700         19
   (a)  Ceridian Corp.                       400         17
   (a)  Cisco Systems                        400         27
   (a)  Compaq Computer Corp.                400         40
        Computer Associates
         International                       200         11
   (a)  Comverse Technology                  200         10
   (a)  Electroglas                          130          3
   (a)  Encad, Inc.                          150          6
        L.M. Ericsson Telephone Co., "B"     337         13
   (a)  Gartner Group                        200          7
   (a)  Gateway 2000                         300         10
        Hewlett-Packard Co.                  200         11
        Intel Corp.                          325         46
   (a)  Jones Intercable Inc.                205          3
   (a)  KLA Instruments                      200         10
   (a)  Kulicke & Soffa Industries           100          3
   (a)  Marshall Industries                  100          4
   (a)  Novellus Systems                     200         17
   (a)  Oracle Corp.                         300         15
   (a)  Parametric Technology Corp.          300         13
        Paychex                              150          6
   (a)  Quantum Corp.                        900         18
        Scientific Atlanta                   135          3
   (a)  Seagate Technology                   200          7
   (a)  SunGard Data Systems                 100          5
   (a)  Sun Microsystems                     500         19
   (a)  Tech-Sym Corp.                        75          3
   (a)  Tecnomatix Technologies              150          5
   (a)  3Com Corp.                           500         23
   (a)  Western Digital Corp.                700         22
        Xerox Corp.                          250         20
        ---------------------------------------------------
                                                        485


        ---------------------------------------------------
                                          NUMBER
                                         OF SHARES   VALUE
        ---------------------------------------------------

-----------------------------------------------------------
TRANSPORTATION--.1%
-----------------------------------------------------------
        Airborne Freight Corp.                85     $    4
   (a)  Knight Transportation                100          3
        ---------------------------------------------------

-----------------------------------------------------------
UTILITIES--1.4%
-----------------------------------------------------------
        AT&T                                 100          4
   (a)  Atlantic Tele-Network                 60          1
        Empresa Nacional de Electricidad
          S.A.                               158         13
        GTE Corp.                            300         13
        Southern Co.                         400          9
        Telefonica de Espana S.A.            390         11
        Veba, A.G.                           175         10
   (a)  WorldCom, Inc.                     1,000         32
        ---------------------------------------------------
                                                         93
        ---------------------------------------------------
        TOTAL COMMON STOCKS--39.8%
        (Cost: $2,388)                                2,730
        ---------------------------------------------------
        TOTAL INVESTMENTS--99.5%
        (Cost: $6,484)                                6,831
        ---------------------------------------------------
        CASH AND OTHER ASSETS, LESS
        LIABILITIES--.5%                                 36
        ---------------------------------------------------
        NET ASSETS--100%                             $6,866
        ---------------------------------------------------

-----------------------------------------------------------
 NOTES TO KEMPER HORIZON 5 PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $6,484,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $379,000, the gross unrealized depreciation was $32,000 and the net unrealized appreciation on investments was $347,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER BLUE CHIP PORTFOLIO

PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(DOLLARS IN THOUSANDS)

     -----------------------------------------------------
                                        NUMBER OF
                                         SHARES     VALUE
     -----------------------------------------------------
     COMMON STOCKS
----------------------------------------------------------
BASIC INDUSTRIES--2.9%
----------------------------------------------------------
     Air Products & Chemicals              200      $   16
     Betz Dearborn Inc.                    100           7
     Crown Cork & Seal Co.                 100           5
     W.R. Grace & Co.                      100           6
     -----------------------------------------------------
                                                        34
----------------------------------------------------------
CAPITAL GOODS--7.3%
----------------------------------------------------------
     Emerson Electric Co.                  100           5
     General Electric Co.                  100           7
     B.F. Goodrich Co.                     200           9
     Honeywell                             200          15
     Raytheon Co.                          200          10
     United Technologies Corp.             300          25
     WMX Technologies Inc.                 400          13
     -----------------------------------------------------
                                                        84
----------------------------------------------------------
CONSUMER CYCLICALS--9.2%
----------------------------------------------------------
(a)  Clear Channel Communications          100           6
     CVS Corp.                             100           5
     Dillard Department Stores             200           7
     R.R. Donnelley & Sons Co.             200           7
     Harcourt General                      450          21
     Hilton Hotels Corp.                   100           3
     May Department Stores Co.             300          14
(a)  MGM Grand                             250           9
     Sears, Roebuck & Co.                  300          16
     Time Warner                           300          14
     Tribune Co.                           100           5
     -----------------------------------------------------
                                                       107
----------------------------------------------------------
CONSUMER DURABLES--1.4%
----------------------------------------------------------
     Stanley Works                         400          16
----------------------------------------------------------
CONSUMER STAPLES--3.7%
----------------------------------------------------------
     CPC International                     100           9
     Dial Corp.                            200           3
     H.J. Heinz Co.                        100           5
     International Flavors &
       Fragrances                          300          15
     PepsiCo                               100           4
     Wm. Wrigley Jr. Co.                   100           7
     -----------------------------------------------------
                                                        43
----------------------------------------------------------
ENERGY--3.5%
----------------------------------------------------------
     AMOCO Corp.                           100           9
     Exxon Corp.                           100           6
     Mobil Corp.                           200          14
     Pennzoil Co.                          100           8
     Unocal Corp.                          100           4
     -----------------------------------------------------
                                                        41

----------------------------------------------------------
                                        NUMBER OF
                                         SHARES     VALUE
----------------------------------------------------------
FINANCE--12.5%
----------------------------------------------------------
     American Express Co.                  100      $    7
     American General Corp.                400          19
     Banc One Corp.                        200          10
     BankAmerica Corp.                     200          13
     BankBoston                            100           7
     Dean Witter Discover                  300          13
     First Bank System                     100           9
     Fleet Financial Group, Inc.            70           4
     ITT Hartford Group                    100           8
     Jefferson-Pilot Corp.                 100           7
     KeyCorp                               100           6
     Mellon Bank Corp.                     200           9
     Starwood Lodging Trust                100           4
     Summit Bancorp                        250          13
     Transamerica Corp.                    100           9
     Washington Mutual                     100           6
     -----------------------------------------------------
                                                       144
----------------------------------------------------------
HEALTH CARE--8.4%
----------------------------------------------------------
     Abbott Laboratories                   100           7
(a)  ALZA Corp.                            500          14
     American Home Products Corp.          100           8
     C.R. Bard                             100           4
(a)  Biogen                                300          10
     Biomet, Inc.                          200           4
(a)  HealthCare COMPARE Corp.              100           5
(a)  HEALTHSOUTH Corp.                     300           7
     Eli Lilly & Co.                       100          11
     McKesson Corp.                        100           8
     Perkin-Elmer Corp.                    100           8
(a)  Tenet Healthcare Corp.                200           6
     United Healthcare Corp.               100           5
     -----------------------------------------------------
                                                        97
----------------------------------------------------------
TECHNOLOGY--9.9%
----------------------------------------------------------
     AMP Inc.                              300          13
(a)  Cadence Design Systems                100           3
(a)  Cisco Systems                         100           7
     Computer Associates International     100           6
     Harris Corp.                          100           8
     Hewlett-Packard Co.                   260          14
     Intel Corp.                           100          14
     Motorola                              200          15
(a)  Oracle Corp.                          100           5
(a)  PeopleSoft Inc.                       100           5
     Pitney Bowes                          100           7
(a)  Sun Microsystems                      300          11
(a)  Tellabs, Inc.                         100           6
     -----------------------------------------------------
                                                       114
----------------------------------------------------------
TRANSPORTATION--2.1%
----------------------------------------------------------
     CSX Corp.                             250          14
     Norfolk Southern Corp.                100          10
     -----------------------------------------------------
                                                        24

                                                                              69

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


     ----------------------------------------------------
                                        NUMBER OF
                                         SHARES     VALUE
     ----------------------------------------------------
     -----------------------------------------------------
     UTILITIES--1.7%
     -----------------------------------------------------
     Ameritech Corp.                       100      $    7
     AT&T                                  200           7
     SBC Communications Inc.               100           6
     -----------------------------------------------------
                                                        20
     -----------------------------------------------------
     TOTAL COMMON STOCKS--62.6%
     (Cost: $706)                                      724
     =====================================================

     -----------------------------------------------------
                                       PRINCIPAL
                                        AMOUNT       VALUE
     -----------------------------------------------------
     MONEY MARKET INSTRUMENTS--25.9%
     YIELD--5.45% TO 5.53%
     Due--July 1997
     Federal National Mortgage
       Association
     (Cost: $299)                         $300      $  299
     -----------------------------------------------------
     TOTAL INVESTMENTS--88.5%
     (Cost: $1,005)                                 $1,023
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--11.5%                           133
     -----------------------------------------------------
     NET ASSETS--100%                               $1,156
     -----------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO KEMPER BLUE CHIP PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $1,005,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $25,000, the gross unrealized depreciation was $7,000 and the net unrealized appreciation on investments was $18,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INVESTORS FUND SERIES KEMPER GLOBAL INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS AT JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                                      LOCAL CURRENCY    U.S. DOLLAR
              CURRENCY                                    ISSUER                        PRINCIPAL           VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. DOLLAR - 46.0%                    U.S. Treasury Notes
                                         6.25%, 2003                                        700             $   695
                                       ----------------------------------------------------------------------------
BRITISH POUND - 19.2%                  United Kingdom
                                         8.50%, 2005                                        160                 289
                                       ----------------------------------------------------------------------------
CANADIAN DOLLAR - 10.3%                Government of Canada
                                         7.50%, 2003                                        200                 156
                                       ----------------------------------------------------------------------------
NETHERLANDS GUILDER - 9.4%             Dutch State Loan
                                         8.25%, 2002                                        240                 142
                                       ----------------------------------------------------------------------------
NEW ZEALAND DOLLAR - 9.1%              New Zealand Government
                                         10.00%, 2002                                       180                 138
                                       ----------------------------------------------------------------------------
                                       TOTAL INVESTMENTS--94.0%
                                       (Cost: $1,422)                                                         1,420
                                       ----------------------------------------------------------------------------
                                       CASH AND OTHER ASSETS, LESS LIABILITIES--6.0%                             90
                                       ----------------------------------------------------------------------------
                                       NET ASSETS--100%                                                      $1,510
                                       ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO KEMPER GLOBAL INCOME PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

The Fund is a non-diversified investment company and may invest a relatively high percentage of its assets in the obligations of a limited number of issuers.

Based on the cost of investments of $1,422,000 for federal income tax purposes at June 30, 1997, the gross unrealized appreciation was $4,000, the gross unrealized depreciation was $6,000 and the net unrealized depreciation on investments was $2,000.

See accompanying Notes to Financial Statements.

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:


        (i)   Financial Statements included in Part A of the Registration
              Statement:
              Money Market, Total Return, High Yield, Growth (formerly
              Equity), Government Securities, International, Small Cap
              Growth (formerly Small Capitalization Equity) Investment
              Grade Bond, Value, Small Cap Value, Value+Growth, Horizon
              20+, Horizon 10+, Horizon 5, Blue Chip and Global Income
              Portfolios -- Financial Highlights

        (ii)  Financial Statements included in Part B of the Registration
              Statement:
              Money Market, Total Return, High Yield, Growth (formerly
              Equity), Government Securities, International, Small Cap
              Growth (formerly Small Capitalization Equity) Investment
              Grade Bond, Value, Small Cap Value, Value+Growth, Horizon
              20+, Horizon 10+ and Horizon 5 Portfolios:
              None
              Blue Chip and Global Income Portfolios
              Report of Independent Auditors (April 22, 1997)
              Statement of Net Assets (April 22, 1997)
              Statement of Assets and Liabilities (June 30, 1997)
              (unaudited)
              Statement of Operations for the period from May 1, 1997
              (commencement of operations) to June 30, 1997 (unaudited)
              Statement of Changes in Net Assets for the period from May
              1, 1997 (commencement of operations) to June 30, 1997
              (unaudited)
              Notes to Financial Statements
              Portfolio of Investments -- June 30, 1997 (unaudited)



     Schedule I has been omitted as the required information is presented in the Portfolio of Investments at June 30, 1997.



     Schedules II, III, IV and V have been omitted as the required information is not present.



     (b) Exhibits:



         99.b1.(a)     Agreement and Declaration of Trust.(1)
         99.b1.(b)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(c)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(d)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Seven Additional Series.(2)
         99.b1.(e)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of Two Existing Series.(2)
         99.b1.(f)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of One Existing Series.(3)
         99.b1.(g)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Four Additional Series.(4)
         99.b1.(h)     Written Instrument Amending the Agreement and Declaration of
                       Trust.
         99.b1.(i)     Written Instrument Amending the Agreement and Declaration of
                       Trust.
         99.b2.        By-laws.(1)
         99.b3.        Not Applicable.
         99.b4.        Text of Share certificate.(1)

         99.b5.(a)     Investment Management Agreement (Money Market, Total Return,
                       High Yield, Growth, Government Securities, International and
                       Small Cap Growth Portfolios.)(2)
         99.b5.(b)     Notification of Additional Portfolios (Investment Grade
                       Bond, Value+Growth
                       Horizon 20+, Horizon 10+ and Horizon 5 Portfolios).(3)
         99.b5.(c)     Investment Management Agreement (Value and Small Cap Value
                       Portfolios).(3)
         99.b5.(d)     Sub-Advisory Agreement (Value+Growth, Horizon 20+, Horizon
                       10+ and Horizon 5 Portfolios).(3)
         99.b5.(e)     Notification of Additional Portfolios (Blue Chip and Global
                       Income Portfolios).(4)
         99.b5.(f)     Sub-Advisory Agreement (Total Return, High Yield, Growth,
                       Small Cap Growth, Investment Grade Bond, Value+Growth and
                       Horizon Portfolios).(4)
         99.b5.(g)     Notification of Additional Portfolio (Blue Chip
                       Portfolio).(4)
         99.b5.(h)     Sub-Advisory Agreement (International Portfolio).(4)
         99.b5.(i)     Notification of Additional Portfolio (Global Income
                       Portfolio).(4)
         99.b6.        Underwriting Agreement.(2)
         99.b7.        Not Applicable.
         99.b8.(a)     Custody Agreement.(1)
         99.b8.(b)     Foreign Custodian Agreement.(1)
         99.b9.        Agency Agreement.(1)
         99.b10.       Not Applicable.
         99.b11.       Consent and Reports of Ernst & Young LLP.
         99.b12.       Not Applicable.
         99.b13.       Not Applicable.
         99.b14.       Not Applicable.
         99.b15.       Not Applicable.
         99.b17.       Not Applicable.
         99.b18.       Not Applicable.
         99.b24.       Powers of Attorney.(2)
         27.1          Financial Data Schedule.
         99.485(b)     Representation of Counsel (Rule 485(b)).


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on April 27, 1995.
(2) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996.
(3) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on April 28, 1997.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Shares of the Registrant will be offered and sold to Kemper Investors Life Insurance Company ("KILICO"), a stock insurance company organized under the laws of Illinois, and its separate investment accounts, "KILICO Variable Separate Account" and "KILICO Variable Annuity Separate Account". Shares of the Registrant will also be offered and sold to Allmerica Financial Life Insurance and Annuity Company ("Allmerica"), a life insurance company organized under the laws of Delaware, and to its separate investment accounts, "Separate Account KGC" and "Separate Account KG". Shares of the

Registrant will also be offered and sold to Federal Kemper Life Insurance Company ("FKLA"), an Illinois insurance company, and to its separate investment account, "FKLA Variable Separate Account." The purchasers of insurance contracts and annuity contracts issued in connection with such accounts will have the right to instruct KILICO, Allmerica or FKLA, as the case may be, with respect to the voting of the Registrant's shares held by the Separate Accounts. Subject to such voting instruction rights, KILICO and its Separate Accounts control 87.75% of the Registrant, Allmerica and its Separate Accounts control 12.25% of the Registrant and FKLA and its separate account control 0% of the Registrant as of September 15, 1997. KILICO is a wholly-owned subsidiary of Zurich Kemper Life Insurance Companies, Inc.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of September 15, 1997, there were four holders of record of shares of each series of the Registrant.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Investors Municipal Cash Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund
Zurich Money Funds
Zurich YieldWise Money Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Investors Fund Series and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Zurich Kemper Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Zurich Kemper Investments, Inc. Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Zurich Kemper Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist, Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

PECK, JR., ROBERT C.
     Executive Vice President, Chief
     Investment Officer-Fixed Income, Zurich Kemper Investments, Inc. Vice President, Zurich Money Funds
     Vice President, Kemper Income & Capital Preservation Fund
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Yield Fund
     Vice President, Cash Equivalent Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt + California Money Market Fund
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Global Income Fund
     Vice President, Cash Account Trust
     Vice President, Investors Cash Trust
     Vice President, Investors Municipal Cash Fund
     Vice President, Zurich YieldWise Money Fund
     Vice President, Investors Fund Series
     Vice President, Kemper High Income Trust
     Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Municipal Income Trust
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper International Bond Fund

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

SWANSON, DAVID
     Executive Vice President Zurich Kemper Investments, Inc.

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc. BERCHER, LINDA A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     BRUNS, THOMAS V.
     Senior Vice President, Zurich Kemper Investments, Inc.

BERCHER, LINDA A.
     Senior Vice President, Zurich Kemper Investments, Inc.

BRUNS, THOMAS V.
     Senior Vice President, Zurich Kemper Investments, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Distributors, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Zurich Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

ROBISON, JR., JOHN H.
     Senior Vice President, Zurich Kemper Investments, Inc.

SCHULTHESZ, HENRY J.
     Senior Vice President, Zurich Kemper Investments, Inc.

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

STALZER, KURT
     Senior Vice President, Zurich Kemper Investments, Inc.

Urbaszewski, Kenneth T.
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BODEM, RICHARD A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BURSHTAN, DAVID H.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Investors Fund Series

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CARNEY, ANNE T.
     First Vice President, Zurich Kemper Investments, Inc.

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PECARD, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TOOLE, W. TIMOTHY
     First Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FERRY, JOHN A.
     Vice President, Zurich Kemper Investments, Inc.

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HAMMAN, JR., JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LITTLE, BRUCE A.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MEROLD, CARLENE D.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS W.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SCHUERINGS, ROBERT F.
     Vice President, Zurich Kemper Investments, Inc.

SCHULDT, STUART N.
     Vice President, Zurich Kemper Investments, Inc.

SCHWARZ, LOUIS E.
     Vice President, Zurich Kemper Investments, Inc.

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

STURM, EILEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SUGAR, TAMARA B.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited

NEAL, JOHN E.
  Director, Zurich Investment Management Limited
  President, Kemper Funds Group, a unit of Zurich Kemper
  Investments, Inc.
  Director, Zurich Kemper Investments, Inc.
  Director, President, Kemper Service Company
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, ZKI Agency, Inc.
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, RespiteCare
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper Funds

TIMBERS, STEPHEN B.
  Director, Zurich Investment Management Limited
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago
  Governor, Investment Company Institute
  Director, ZKI Agency, Inc.

FERRO, DENNIS H.
  Director, Managing Director-Equities, Zurich Investment
  Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited
  Senior Vice President, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer,
  Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint
  Secretary, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

Item 28(b) (iii) Business and Other Connections of Officers and Directors of Dreman Value Advisors, Inc., the Investment Advisor


KEITH, GEORGE H.
        President, Zurich Kemper Value Advisors, Inc.
        Senior Vice President, Zurich Kemper Investments, Inc.

NEAL, JOHN E.
        Director, Zurich Kemper Value Advisors, Inc.
        Director, Zurich Kemper Investments, Inc.
        President, Kemper Funds Group, a unit of Zurich Kemper
        Investments, Inc.
        Director, President, Zurich Kemper Service Company
        Director, Zurich Kemper Distributors, Inc.
        Director, Zurich Investment Management, Inc.
        Director, ZKI Agency, Inc.
        Director, Community Investment Corporation
        Director, Continental Community Development Corporation
        Director, K-P Greenway, Inc.
        Director, K-P Plaza Dallas, Inc.
        Director, Kemper/Prime Acquisition Fund, Inc.
        Director, RespiteCare
        Director, Urban Shopping Centers, Inc.
        Vice President, Kemper Funds

TIMBERS, STEPHEN B.
        Director, Zurich Kemper Value Advisors, Inc.
        Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
        Director, Zurich Kemper Distributors, Inc.
        Director, Zurich Investment Management, Inc.
        Director, Chairman, Zurich Kemper Service Company
        Director, President, Kemper International Management, Inc. Director, ZKI Agency, Inc.
        Trustee and President, Kemper Funds
        Director, The LTV Corporation
        Governor, Investment Company Institute

DUDASIK, PATRICK H.
   Executive Vice President, Chief Financial Officer and Treasurer, Zurich Kemper Value Advisors, Inc.
   Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
   Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

COUGHLIN, WILLIAM F.
   Managing Director, Zurich Kemper Value Advisors, Inc.

SHIPMAN, STEPHEN E.
  Managing Director, Zurich Kemper Value Advisors, Inc.

STOKES, STEPHEN T.
  Managing Director, Zurich Kemper Value Advisors, Inc.

KAY, JONATHAN S.
  Managing Director, Zurich Kemper Value Advisors, Inc.

COLLORA, PHILIP J.
   Assistant Secretary, Zurich Kemper Value Advisors, Inc.
   Senior Vice President and Assistant Secretary,
   Zurich Kemper Investments, Inc.
   Vice President and Secretary, Kemper Funds
   Assistant Secretary, Kemper International Management, Inc.
   Assistant Secretary, Zurich Investment Management, Inc.

HECHT, MARC L.
   Assistant Secretary, Zurich Kemper Value Advisors, Inc.
   Vice President, Zurich Kemper Investments, Inc.
   Assistant Secretary, Zurich Kemper Distributors, Inc.
   Assistant Secretary, ZKI Holding Corporation
   Assistant Secretary, ZKI Agency, Inc.
   Assistant Secretary, Zurich Investment Management, Inc.

MANZONI, JR., CHARLES R.
   Secretary, Zurich Kemper Value Advisors, Inc.
   Executive Vice Pres., Sec'y & General Counsel, Zurich Kemper
   Investments, Inc.
   Vice President, Kemper Funds
   Secretary, ZKI Agency, Inc.
   Secretary, Zurich Kemper Service Company
   Secretary, Zurich Kemper Distributors, Inc.
   Secretary, ZKI Holding Corporation
   Secretary, Zurich Investment Management, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Philip D. Hausken           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment managers, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 and Zurich Kemper Value Advisors, Inc. (also the Registrant's sub-adviser), 280 Park Avenue, 40th Floor, New York, New York 10017, at the offices of Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60603, at the offices of the custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the custodian The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.


     (b) Not applicable.


     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 29th day of September, 1997.


                                          INVESTORS FUND SERIES


                                          By /s/ STEPHEN B. TIMBERS

                                            ------------------------------------
                                               Stephen B. Timbers, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 29, 1997 on behalf of the following persons in the capacities indicated.



                      SIGNATURE                               TITLE
                      ---------                               -----

               /s/ STEPHEN B. TIMBERS                    President (Principal
-----------------------------------------------------    Executive Officer)
                 Stephen B. Timbers                      and Trustee

                 /s/ JAMES E. AKINS*                     Trustee
-----------------------------------------------------

              /s/ ARTHUR R. GOTTSCHALK*                  Trustee
-----------------------------------------------------

              /s/ FREDERICK T. KELSEY*                   Trustee
-----------------------------------------------------

                /s/ FRED B. RENWICK*                     Trustee
-----------------------------------------------------

                /s/ JOHN B. TINGLEFF*                    Trustee
-----------------------------------------------------

                /s/ JOHN G. WEITHERS*                    Trustee
-----------------------------------------------------

                 /s/ JEROME L. DUFFY                     Treasurer (Principal
-----------------------------------------------------    Financial and
                   Jerome L. Duffy                       Accounting Officer)



* Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996.


                                                 /s/ PHILIP J. COLLORA

                                          --------------------------------------
                                                    Philip J. Collora

                               INDEX TO EXHIBITS

     (b) Exhibits:


         EXHIBIT
          NUMBER                                  TITLE
         -------                                  -----
         99.b1.(a)     Agreement and Declaration of Trust.(1)
         99.b1.(b)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(c)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(d)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Seven Additional Series.(2)
         99.b1.(e)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of Two Existing Series.(2)
         99.b1.(f)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of One Existing Series.(3)
         99.b1.(g)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Four Additional Series.(4)
         99.b1.(h)     Written Instrument Amending the Agreement and Declaration of
                       Trust.
         99.b1.(i)     Written Instrument Amending the Agreement and Declaration of
                       Trust.
         99.b2.        By-laws.(1)
         99.b3.        Not Applicable.
         99.b4.        Text of Share certificate.(1)
         99.b5.(a)     Investment Management Agreement (Money Market, Total Return,
                       High Yield, Growth, Government Securities, International and
                       Small Cap Growth Portfolios.)(2)
         99.b5.(b)     Notification of Additional Portfolios (Investment Grade
                       Bond, Value+Growth
                       Horizon 20+, Horizon 10+ and Horizon 5 Portfolios).(3)
         99.b5.(c)     Investment Management Agreement (Value and Small Cap Value
                       Portfolios).(3)
         99.b5.(d)     Sub-Advisory Agreement (Value+Growth, Horizon 20+, Horizon
                       10+ and Horizon 5 Portfolios).(3)
         99.b5.(e)     Notification of Additional Portfolios (Blue Chip and Global
                       Income Portfolios).(4)
         99.b5.(f)     Sub-Advisory Agreement (Total Return, High Yield, Growth,
                       Small Cap Growth, Investment Grade Bond, Value+Growth and
                       Horizon Portfolios).(4)
         99.b5.(g)     Notification of Additional Portfolio (Blue Chip
                       Portfolio).(4)
         99.b5.(h)     Sub-Advisory Agreement (International Portfolio).(4)
         99.b5.(i)     Notification of Additional Portfolio (Global Income
                       Portfolio).(4)
         99.b6.        Underwriting Agreement.(2)
         99.b7.        Not Applicable.
         99.b8.(a)     Custody Agreement.(1)
         99.b8.(b)     Foreign Custodian Agreement.(1)
         99.b9.        Agency Agreement.(1)
         99.b10.       Not Applicable.
         99.b11.       Consent and Reports of Ernst & Young LLP.

         EXHIBIT
          NUMBER                                  TITLE
         -------                                  -----
         99.b12.       Not Applicable.
         99.b13.       Not Applicable.
         99.b14.       Not Applicable.
         99.b15.       Not Applicable.
         99.b17.       Not Applicable.
         99.b18.       Not Applicable.
         99.b24.       Powers of Attorney.(2)
         27.1          Financial Data Schedule.
         99.485(b)     Representation of Counsel (Rule 485(b)).


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on April 27, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996.


(4) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement filed on April 28, 1997.